Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.9% ¤
ASSET-BACKED SECURITIES 7.0%
CAYMAN ISLANDS 0.2%
TruPS Financials Note Securitization Ltd. 2.498% due 09/20/2039 •	$362	$343

Total Cayman Islands		343

UNITED STATES 6.8%
Bear Stearns Asset-Backed Securities Trust 2.332% due 12/25/2034 •	1,001	997
Citigroup Mortgage Loan Trust, Inc. 1.087% due 02/25/2035 •	1,117	1,083
Conseco Finance Corp. 6.280% due 09/01/2030	88	90
Credit Suisse First Boston Mortgage Securities Corp. 1.077% due 01/25/2032 •	613	597
EMC Mortgage Loan Trust 1.757% due 02/25/2041 •	21	21
Home Equity Asset Trust 1.162% due 01/25/2036 •	148	145
LCCM Trust 1.847% due 11/15/2038 •	1,000	991
Legacy Mortgage Asset Trust 2.197% due 01/28/2070 •	377	379
Morgan Stanley Home Equity Loan Trust 0.557% due 12/25/2036 •	1,455	866
Navient Student Loan Trust 1.507% due 12/27/2066 •	444	446
Option One Mortgage Loan Trust 0.677% due 04/25/2037 •	2,122	1,745
Residential Asset Mortgage Products Trust 1.522% due 05/25/2035 •	1,000	970
Residential Asset Securities Corp. Trust 1.342% due 01/25/2034 ~	491	488
SLM Private Credit Student Loan Trust 1.156% due 06/15/2039 •	1,091	1,052
Soundview Home Loan Trust 1.457% due 09/25/2037 •	2,046	1,679
Structured Asset Investment Loan Trust 0.607% due 09/25/2036 •	709	696
Upstart Securitization Trust 1.310% due 11/20/2031	862	825

Total United States		13,070

Total Asset-Backed Securities (Cost $13,588)		13,413

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.2%
CANADA 0.3%
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~	650	644
Bausch Health Co., Inc. 3.457% (LIBOR03M + 3.000%) due 06/02/2025 ~	3	3

Total Canada		647

LUXEMBOURG 0.3%
Intelsat Jackson Holdings SA
4.920% due 02/01/2029	62	61
Ortho-Clinical Diagnostics SA 3.235% (LIBOR03M + 3.000%) due 06/30/2025 ~	545	544

Total Luxembourg		605

PANAMA 0.5%
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	399	390

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		522	511

Total Panama			901

UNITED KINGDOM 0.7%
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	837	919
Softbank Vision Fund 5.000% due 12/21/2025 «		$392	392

Total United Kingdom			1,311

UNITED STATES 2.4%
Avolon TLB Borrower 1 (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		7	7
Caesars Resort Collection LLC 3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,003	999
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		214	144
Hilton Worldwide Finance LLC 2.207% (LIBOR03M + 1.750%) due 06/22/2026 ~		230	228
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		1	1
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 3.000%) due 06/30/2025 ~(a)		3	1
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		299	297
Press Ganey (Azalea Topco) TBD% - 3.957% (LIBOR03M + 3.500%) due 07/24/2026 ~		3	3
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		4	4
Scientific Games International, Inc. 3.207% (LIBOR03M + 2.750%) due 08/14/2024 ~		895	892
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		550	569
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~		525	520
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		13	12
Uber Technologies, Inc. 3.957% (LIBOR03M + 3.500%) due 02/25/2027 ~		891	889
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029		5	2

Total United States			4,568

Total Loan Participations and Assignments (Cost $8,206)			8,032

		SHARES
COMMON STOCKS 45.9%
AUSTRALIA 2.1%
MATERIALS 2.1%
BHP Group Ltd.		63,814	2,460
Fortescue Metals Group Ltd.		44,625	686
Rio Tinto Ltd.		9,028	807

			3,953

Total Australia			3,953

BELGIUM 0.1%
FINANCIALS 0.1%
Ageas SA		5,217	264

Total Belgium			264

BRAZIL 1.9%
COMMUNICATION SERVICES 0.1%
Telefonica Brasil SA		14,000	158

CONSUMER STAPLES 0.2%
Ambev SA		130,300	421

ENERGY 0.4%
Petroleo Brasileiro SA		102,700	760

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

FINANCIALS 0.1%
Banco do Brasil SA	23,200	169

MATERIALS 1.1%
Vale SA	108,200	2,173

Total Brazil		3,681

CANADA 0.7%
CONSUMER DISCRETIONARY 0.1%
Gildan Activewear, Inc.	5,371	201

CONSUMER STAPLES 0.1%
Loblaw Cos., Ltd.	1,717	154

FINANCIALS 0.3%
Fairfax Financial Holdings Ltd.	676	369
Onex Corp.	2,066	138

		507

INDUSTRIALS 0.1%
Toromont Industries Ltd.	2,285	217

MATERIALS 0.1%
Lundin Mining Corp.	17,932	182

Total Canada		1,261

CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
Noble Corp. (c) «	159	6

Total Cayman Islands		6

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	10,676	232

Total Chile		232

CHINA 2.5%
CONSUMER STAPLES 0.1%
Want Want China Holdings Ltd.	132,000	122

ENERGY 0.3%
China Shenhua Energy Co. Ltd. 'H'	91,500	291
PetroChina Co. Ltd. 'H'	570,000	290

		581

FINANCIALS 1.8%
Agricultural Bank of China Ltd. 'H'	688,000	263
Bank of Communications Co. Ltd. 'H'	231,000	165
China Construction Bank Corp. 'H'	2,533,000	1,898
Industrial & Commercial Bank of China Ltd. 'H'	1,486,000	911
PICC Property & Casualty Co. Ltd. 'H'	186,000	190
Postal Savings Bank of China Co. Ltd. 'H'	209,000	168

		3,595

INDUSTRIALS 0.1%
COSCO SHIPPING Holdings Co. Ltd. 'H' (c)	91,000	156

INFORMATION TECHNOLOGY 0.1%
Lenovo Group Ltd.	190,000	206

UTILITIES 0.1%
China Longyuan Power Group Corp. Ltd. 'H'	90,000	202

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total China		4,862

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS (c)	4,373	183

Total Czech Republic		183

DENMARK 0.4%
INDUSTRIALS 0.4%
AP Moller - Maersk AS 'A'	85	251
AP Moller - Maersk AS 'B'	160	481

		732

Total Denmark		732

FINLAND 0.1%
CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	7,391	204

Total Finland		204

FRANCE 0.9%
COMMUNICATION SERVICES 0.3%
Orange SA	52,571	622

HEALTH CARE 0.5%
Sanofi	7,989	817

INDUSTRIALS 0.1%
Bouygues SA	6,327	221

Total France		1,660

GERMANY 1.1%
INDUSTRIALS 0.7%
Deutsche Post AG	26,824	1,281

UTILITIES 0.4%
RWE AG	17,384	757

Total Germany		2,038

HONG KONG 0.1%
INDUSTRIALS 0.0%
SITC International Holdings Co. Ltd.	37,000	130

UTILITIES 0.1%
CLP Holdings Ltd.	13,500	131

Total Hong Kong		261

INDONESIA 0.2%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	1,363,200	434

Total Indonesia		434

JAPAN 3.0%
COMMUNICATION SERVICES 0.2%
Nintendo Co. Ltd.	300	151
Nippon Telegraph & Telephone Corp.	7,400	215

		366

CONSUMER DISCRETIONARY 0.1%
Suzuki Motor Corp.	3,400	117

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Yamaha Motor Co. Ltd.	6,000	134

		251

CONSUMER STAPLES 0.3%
Japan Tobacco, Inc.	32,500	555

FINANCIALS 0.1%
SBI Holdings, Inc.	6,600	167

HEALTH CARE 0.4%
Astellas Pharma, Inc.	49,100	767

INDUSTRIALS 1.4%
AGC, Inc.	2,900	116
ITOCHU Corp.	31,300	1,059
Mitsubishi Electric Corp.	48,100	552
Nippon Yusen KK	4,400	385
Sumitomo Corp.	12,700	220
Taisei Corp.	5,200	150
Yamato Holdings Co. Ltd.	7,900	147

		2,629

INFORMATION TECHNOLOGY 0.4%
Canon, Inc.	26,400	643
Disco Corp.	800	224

		867

MATERIALS 0.1%
Nitto Denko Corp.	3,800	272

Total Japan		5,874

LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat SA «(c)(h)	2,886	88

Total Luxembourg		88

MEXICO 0.1%
COMMUNICATION SERVICES 0.1%
America Movil SAB de CV	165,800	176

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)	41,996	0

Total Mexico		176

NETHERLANDS 0.8%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	39,387	137

CONSUMER STAPLES 0.5%
Koninklijke Ahold Delhaize NV	28,829	927

INDUSTRIALS 0.2%
Randstad NV	3,151	190
Wolters Kluwer NV	2,441	260

		450

Total Netherlands		1,514

NORWAY 0.1%
MATERIALS 0.1%
Yara International ASA	4,482	224

Total Norway		224

POLAND 0.1%
ENERGY 0.1%
Polski Koncern Naftowy ORLEN SA	7,884	141

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Poland		141

SOUTH AFRICA 0.3%
FINANCIALS 0.2%
FirstRand Ltd.	57,282	302

MATERIALS 0.1%
Impala Platinum Holdings Ltd.	18,214	281

Total South Africa		583

SOUTH KOREA 0.3%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	4,833	293

CONSUMER STAPLES 0.1%
KT&G Corp.	3,069	204

Total South Korea		497

SPAIN 0.8%
FINANCIALS 0.5%
Banco Bilbao Vizcaya Argentaria SA	175,705	1,003

UTILITIES 0.3%
Enagas SA	6,559	146
Endesa SA	9,100	198
Red Electrica Corp. SA	11,406	234

		578

Total Spain		1,581

SWEDEN 0.6%
CONSUMER DISCRETIONARY 0.1%
H & M Hennes & Mauritz AB 'B'	19,776	266

ENERGY 0.1%
Lundin Energy AB	5,419	227

INFORMATION TECHNOLOGY 0.4%
Telefonaktiebolaget LM Ericsson 'B'	80,403	733

Total Sweden		1,226

SWITZERLAND 3.1%
CONSUMER DISCRETIONARY 0.1%
Swatch Group AG	576	163

CONSUMER STAPLES 0.1%
Coca-Cola HBC AG	5,436	114

HEALTH CARE 2.5%
Novartis AG	15,327	1,345
Roche Holding AG	8,607	3,442

		4,787

INDUSTRIALS 0.2%
Kuehne & Nagel International AG	1,431	406

INFORMATION TECHNOLOGY 0.2%
STMicroelectronics NV	11,662	507

Total Switzerland		5,977

TAIWAN 2.8%
FINANCIALS 0.3%
Fubon Financial Holding Co. Ltd.	199,000	528

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

INFORMATION TECHNOLOGY 2.5%
Lite-On Technology Corp.	60,000	142
MediaTek, Inc.	29,000	903
Novatek Microelectronics Corp.	16,000	235
Realtek Semiconductor Corp.	13,000	193
Taiwan Semiconductor Manufacturing Co. Ltd.	135,000	2,769
United Microelectronics Corp.	327,000	601

		4,843

Total Taiwan		5,371

UNITED KINGDOM 3.0%
CONSUMER STAPLES 0.4%
British American Tobacco PLC	4,512	190
Imperial Brands PLC	24,930	525

		715

FINANCIALS 0.2%
3i Group PLC	26,349	476

HEALTH CARE 0.4%
GlaxoSmithKline PLC	36,300	785

INDUSTRIALS 0.2%
BAE Systems PLC	37,000	347

MATERIALS 1.3%
Rio Tinto PLC	30,240	2,418

UTILITIES 0.5%
National Grid PLC	24,807	381
SSE PLC	28,245	646

		1,027

Total United Kingdom		5,768

UNITED STATES 20.6%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (c)	29,821	103
iHeartMedia, Inc. 'A' (c)	6,979	132
iHeartMedia, Inc. 'B' «(c)	5,486	93
Interpublic Group of Cos., Inc.	10,371	368
Omnicom Group, Inc.	1,626	138

		834

CONSUMER DISCRETIONARY 0.5%
Genuine Parts Co.	3,877	489
LKQ Corp.	7,653	347
Target Corp.	605	128

		964

CONSUMER STAPLES 5.3%
Altria Group, Inc.	49,927	2,609
Archer-Daniels-Midland Co.	15,461	1,395
Coca-Cola Co.	26,731	1,657
Kroger Co.	3,067	176
Philip Morris International, Inc.	25,788	2,423
Procter & Gamble Co.	8,356	1,277
Tyson Foods, Inc. 'A'	7,768	696

		10,233

ENERGY 0.5%
EOG Resources, Inc.	1,140	136
Kinder Morgan, Inc.	20,889	395
Nobil Corp. (c)(h)	1,977	69
Phillips 66	1,615	140
Valaris Ltd. (c)	112	6
Valero Energy Corp.	1,646	167

		913

FINANCIALS 3.5%
Aflac, Inc.	10,151	654

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Allstate Corp.		4,301	596
Ally Financial, Inc.		9,761	424
Capital One Financial Corp.		11,763	1,544
Discover Financial Services		7,890	869
Fifth Third Bancorp		2,895	125
Franklin Resources, Inc.		8,169	228
KeyCorp		25,893	580
Regions Financial Corp.		12,821	285
Synchrony Financial		15,124	527
U.S. Bancorp		18,833	1,001

			6,833

HEALTH CARE 5.0%
Anthem, Inc.		335	165
Johnson & Johnson		19,821	3,513
Merck & Co., Inc.		28,255	2,318
Pfizer, Inc.		65,767	3,405
Quest Diagnostics, Inc.		1,003	137

			9,538

INDUSTRIALS 1.0%
Emerson Electric Co.		13,823	1,355
Neiman Marcus Group Ltd. LLC «(c)(h)		1,124	174
Owens Corning		2,717	249
Textron, Inc.		1,868	139
Westmoreland Mining Holdings «(c)(h)		53	0

			1,917

INFORMATION TECHNOLOGY 4.3%
Apple, Inc.		6,408	1,119
Cisco Systems, Inc.		31,976	1,783
HP, Inc.		31,651	1,149
Intel Corp.		19,736	978
Microsoft Corp.		858	264
NetApp, Inc.		4,177	347
QUALCOMM, Inc.		759	116
Seagate Technology Holdings PLC		5,397	485
Texas Instruments, Inc.		10,694	1,962

			8,203

MATERIALS 0.1%
Eastman Chemical Co.		2,452	275

Total United States			39,710

Total Common Stocks (Cost $80,255)			88,501

CORPORATE BONDS & NOTES 15.0%
AUSTRIA 0.4%
BANKING & FINANCE 0.4%
Erste Group Bank AG 6.500% due 04/15/2024 •(f)(g)	EUR	600	699

Total Austria			699

BERMUDA 0.4%
INDUSTRIALS 0.4%
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)		$1	1
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		300	275
VOC Escrow Ltd. 5.000% due 02/15/2028		600	559

			835

Total Bermuda			835

BRAZIL 0.0%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (d)(f)		46	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Vale Overseas Ltd. 6.875% due 11/21/2036		10	12

			13

Total Brazil			13

CANADA 0.3%
INDUSTRIALS 0.3%
Bombardier, Inc. 7.500% due 03/15/2025		491	494

Total Canada			494

CAYMAN ISLANDS 0.3%
BANKING & FINANCE 0.0%
Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		3	3
4.500% due 03/15/2023		21	21

			24

INDUSTRIALS 0.3%
MGM China Holdings Ltd.
4.750% due 02/01/2027		253	223
5.375% due 05/15/2024		200	188
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		5	5
Transocean, Inc.
7.250% due 11/01/2025		16	14
8.000% due 02/01/2027		10	9
7.500% due 01/15/2026		10	9

			448

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		99	56
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024		3	3

			59

Total Cayman Islands			531

FRANCE 0.2%
BANKING & FINANCE 0.2%
Societe Generale SA 7.375% due 10/04/2023 •(f)(g)		400	408

Total France			408

HONG KONG 0.1%
BANKING & FINANCE 0.1%
Huarong Finance Co. Ltd. 3.875% due 11/13/2029		265	241

Total Hong Kong			241

IRELAND 0.0%
INDUSTRIALS 0.0%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	49

Total Ireland			49

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	393

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Italy			393

JAPAN 0.4%
INDUSTRIALS 0.4%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	862

Total Japan			862

LIBERIA 0.5%
INDUSTRIALS 0.5%
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		895	933

Total Liberia			933

LUXEMBOURG 0.2%
BANKING & FINANCE 0.0%
Intelsat Jackson Holdings SA
5.500% due 08/01/2023 «		28	0
8.500% due 10/15/2024 «		229	0
9.750% due 07/15/2025 «		39	0

			0

INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	208

UTILITIES 0.1%
Gazprom Neft OAO Via GPN Capital SA
4.375% due 09/19/2022		300	105
6.000% due 11/27/2023		300	105

			210

Total Luxembourg			418

MEXICO 0.4%
INDUSTRIALS 0.4%
Corp. GEO SAB de CV 8.875% due 03/27/2049		300	0
Petroleos Mexicanos
7.690% due 01/23/2050		10	9
6.950% due 01/28/2060		30	24
6.500% due 06/02/2041		757	629
6.700% due 02/16/2032		20	19

			681

Total Mexico			681

MULTINATIONAL 0.2%
INDUSTRIALS 0.2%
American Airlines, Inc.
5.500% due 04/20/2026		239	241
5.750% due 04/20/2029		100	100

			341

Total Multinational			341

NETHERLANDS 0.2%
INDUSTRIALS 0.2%
Syngenta Finance NV 5.182% due 04/24/2028		300	310

Total Netherlands			310

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	26

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Peru			26

SPAIN 0.1%
INDUSTRIALS 0.1%
Cellnex Finance Co. SA 3.875% due 07/07/2041		$260	212

Total Spain			212

SWITZERLAND 0.2%
BANKING & FINANCE 0.2%
Credit Suisse Group AG
7.500% due 12/11/2023 •(f)(g)		365	379

			379

Total Switzerland			379

UNITED KINGDOM 2.0%
BANKING & FINANCE 1.6%
Barclays Bank PLC 7.625% due 11/21/2022 (g)		454	466
Barclays PLC
7.750% due 09/15/2023 •(f)(g)		600	623
7.875% due 09/15/2022 •(f)(g)	GBP	200	268
4.972% due 05/16/2029 •		$400	419
HSBC Holdings PLC 6.000% due 09/29/2023 •(f)(g)	EUR	320	372
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(f)(g)	GBP	200	274
7.875% due 06/27/2029 •(f)(g)		200	297
Standard Chartered PLC 7.500% due 04/02/2022 •(f)(g)		$400	400

			3,119

INDUSTRIALS 0.4%
Marston's Issuer PLC 3.119% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	211
Mitchells & Butlers Finance PLC 1.236% (BP0003M + 0.450%) due 12/15/2030 ~		93	115
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	375	437

			763

Total United Kingdom			3,882

UNITED STATES 8.7%
BANKING & FINANCE 1.4%
BGC Partners, Inc.
5.375% due 07/24/2023		$4	4
3.750% due 10/01/2024		6	6
EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2
Ford Motor Credit Co. LLC
3.350% due 11/01/2022		391	392
3.087% due 01/09/2023		200	201
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	20
Host Hotels & Resorts LP 2.900% due 12/15/2031		1,000	895
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025		237	239
Newmark Group, Inc. 6.125% due 11/15/2023		10	10
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		8	8
OneMain Finance Corp. 6.125% due 03/15/2024		920	944

			2,726

INDUSTRIALS 4.9%
American Airlines Pass-Through Trust
2.875% due 01/11/2036		482	437
3.350% due 04/15/2031		8	8

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Boeing Co. 6.125% due 02/15/2033		400	455
Broadcom, Inc.
4.110% due 09/15/2028		8	8
3.500% due 02/15/2041		225	201
3.137% due 11/15/2035		8	7
3.469% due 04/15/2034		263	244
3.187% due 11/15/2036		500	435
Charter Communications Operating LLC
4.800% due 03/01/2050		16	15
3.900% due 06/01/2052		100	85
Citrix Systems, Inc. 3.300% due 03/01/2030		3	3
Community Health Systems, Inc. 8.000% due 03/15/2026		184	192
Coty, Inc. 3.875% due 04/15/2026	EUR	245	264
CVS Pass-Through Trust 8.353% due 07/10/2031		$406	487
DISH DBS Corp. 5.250% due 12/01/2026		490	468
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC 11.500% due 07/15/2026		12	6
Hyatt Hotels Corp. 4.850% due 03/15/2026		900	931
Magallanes, Inc. 4.279% due 03/15/2032		170	171
Mileage Plus Holdings LLC 6.500% due 06/20/2027		445	464
Netflix, Inc. 5.375% due 11/15/2029		8	9
Oracle Corp. 3.950% due 03/25/2051 (h)		510	447
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		244	252
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,208	1,240
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		230	241
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		200	210
Tenet Healthcare Corp. 4.625% due 07/15/2024		2	2
Topaz Solar Farms LLC
4.875% due 09/30/2039		9	10
5.750% due 09/30/2039		70	77
U.S. Renal Care, Inc. 10.625% due 07/15/2027		6	6
United Airlines Pass-Through Trust 5.875% due 04/15/2029		363	376
Western Midstream Operating LP 1.844% (US0003M + 1.850%) due 01/13/2023 ~		4	4
Windstream Escrow LLC 7.750% due 08/15/2028		229	234
Wynn Resorts Finance LLC 7.750% due 04/15/2025		1,400	1,455

			9,448

UTILITIES 2.4%
FirstEnergy Corp. 3.350% due 07/15/2022		410	411
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2	2
2.950% due 03/01/2026		53	50
4.500% due 12/15/2041		2	2
3.250% due 06/15/2023		23	23
3.400% due 08/15/2024		35	35
4.000% due 12/01/2046		2	2
3.300% due 03/15/2027		20	19
3.750% due 07/01/2028		110	105
4.550% due 07/01/2030		127	126
4.950% due 07/01/2050		805	761
4.500% due 07/01/2040		131	120
4.600% due 06/15/2043		210	187
4.750% due 02/15/2044		120	109
4.200% due 03/01/2029		200	197
4.250% due 03/15/2046		4	3
3.250% due 06/01/2031		559	506
Southern California Edison Co. 4.875% due 03/01/2049		1	1
Sprint Communications, Inc. 6.000% due 11/15/2022		900	921

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Sprint Corp.
7.625% due 03/01/2026		7	8
7.625% due 02/15/2025		400	436
7.125% due 06/15/2024		435	467

			4,491

Total United States			16,665

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
9.750% due 05/17/2035 ^(b)		20	1
6.000% due 11/15/2026 ^(b)		300	22
6.000% due 05/16/2024 ^(b)		20	2

			25

Total Venezuela			25

VIRGIN ISLANDS (BRITISH) 0.2%
INDUSTRIALS 0.2%
Studio City Finance Ltd. 5.000% due 01/15/2029		550	420

Total Virgin Islands (British)			420

Total Corporate Bonds & Notes (Cost $31,421)			28,817

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
UNITED KINGDOM 0.7%
Eurosail PLC
1.722% due 09/13/2045 •	GBP	383	496
1.972% due 06/13/2045 •		413	541
1.972% due 06/13/2045 ~		93	122
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	213	229

Total United Kingdom			1,388

UNITED STATES 4.1%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$50	47
Banc of America Funding Trust 2.994% due 05/20/2036 ^~		7	7
Banc of America Mortgage Trust
3.301% due 11/20/2046 ^~		3	3
6.000% due 10/25/2036 ^		10	9
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		19	19
Benchmark Mortgage Trust 3.509% due 09/15/2048 ~		865	843
Chase Mortgage Finance Trust 3.198% due 09/25/2036 ^~		21	19
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		87	63
6.000% due 02/25/2037 ^		51	26
6.250% due 12/25/2036 ^•		22	13
Countrywide Home Loan Mortgage Pass-Through Trust 0.957% due 07/25/2037 ^•		14	5
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		30	23
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		318	115
Credit Suisse Mortgage Capital Certificates 2.476% due 12/29/2037 ~		119	88
Credit Suisse Mortgage Capital Trust 3.196% due 07/10/2034 ~		960	959
DBGS Mortgage Trust 3.047% due 10/15/2036 •		900	889
First Horizon Alternative Mortgage Securities Trust 2.553% due 06/25/2036 ^~		164	146
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		3	3
J.P. Morgan Chase Commercial Mortgage Securities Trust 2.912% due 11/15/2038 •		967	941
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~		47	42
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		81	45
Merrill Lynch Mortgage Investors Trust 2.656% due 03/25/2036 ^~		10	6

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Morgan Stanley Capital Trust 2.347% due 07/15/2035 •	977	955
OBX Trust 1.307% due 04/25/2048 •	66	67
Residential Accredit Loans, Inc. Trust
1.257% due 10/25/2045 •	49	46
5.500% due 03/25/2037 ^	253	231
6.250% due 03/25/2037 ^	20	18
Structured Adjustable Rate Mortgage Loan Trust 2.975% due 10/25/2036 ^~	1,293	911
Wells Fargo Alternative Loan Trust 2.553% due 07/25/2037 ^~	575	532
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	761	766

Total United States		7,837

Total Non-Agency Mortgage-Backed Securities (Cost $9,369)		9,225

MUNICIPAL BONDS & NOTES 0.3%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	17
7.350% due 07/01/2035	5	6

Total Illinois		23

PUERTO RICO 0.1%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	44	24
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (d)	11	6
4.000% due 07/01/2033	9	9
4.000% due 07/01/2035	8	8
4.000% due 07/01/2037	7	6
4.000% due 07/01/2041	9	9
4.000% due 07/01/2046	10	9
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (d)	5	4
5.250% due 07/01/2023	10	10
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^	100	98

Total Puerto Rico		183

VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	360	365

Total Virginia		365

Total Municipal Bonds & Notes (Cost $417)		571

	SHARES
PREFERRED STOCKS 1.4%
BRAZIL 0.5%
ENERGY 0.5%
Petroleo Brasileiro SA	131,400	923

Total Brazil		923

NETHERLANDS 0.2%
FINANCIALS 0.2%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(f)	261,275	338

Total Netherlands		338

SPAIN 0.5%
FINANCIALS 0.5%
Banco Santander SA 6.750% due 04/25/2022 •(f)(g)	700,000	778

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

CaixaBank SA 6.000% due 07/18/2022 •(f)(g)	200,000	224

		1,002

Total Spain		1,002

UNITED KINGDOM 0.1%
FINANCIALS 0.1%
Nationwide Building Society 10.250% ~	1,130	255

Total United Kingdom		255

UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(f)	169,000	163

Total United States		163

Total Preferred Stocks (Cost $2,525)		2,681

REAL ESTATE INVESTMENT TRUSTS 5.7%
AUSTRALIA 0.4%
REAL ESTATE 0.4%
Dexus	29,130	238
GPT Group	50,479	195
Mirvac Group	103,897	192
Stockland	64,652	205

		830

Total Australia		830

UNITED STATES 5.3%
REAL ESTATE 5.3%
American Campus Communities, Inc.	8,388	470
Apartment Income REIT Corp.	13,042	697
Brandywine Realty Trust	16,929	239
CBL & Associates Properties, Inc.	39	1
EPR Properties	8,898	487
Gaming & Leisure Properties, Inc.	29,891	1,403
Healthcare Realty Trust, Inc.	8,274	227
Highwoods Properties, Inc.	5,217	239
Hudson Pacific Properties, Inc.	8,606	239
Medical Properties Trust, Inc.	44,566	942
Physicians Realty Trust	13,594	238
Simon Property Group, Inc.	6,535	860
SITE Centers Corp.	28,692	480
SL Green Realty Corp.	2,869	233
Spirit Realty Capital, Inc.	4,878	225
STORE Capital Corp.	7,453	218
Uniti Group, Inc.	32	0
Ventas, Inc.	4,044	250
VICI Properties, Inc.	75,508	2,149
Weyerhaeuser Co.	3,437	130
WP Carey, Inc.	5,781	467

		10,194

Total United States		10,194

Total Real Estate Investment Trusts (Cost $11,061)		11,024

RIGHTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «	644	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Total Rights (Cost $0)			3

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
ARGENTINA 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		299	97
1.000% due 07/09/2029		31	11
1.125% due 07/09/2035 þ		373	110
1.450% due 08/13/2023	ARS	12,513	66
2.000% due 01/09/2038 þ		$269	102
2.500% due 07/09/2041 þ		196	70
15.500% due 10/17/2026	ARS	1,226	3
39.551% (BADLARPP + 2.000%) due 04/03/2022 ~		2,640	13
40.178% (BADLARPP) due 10/04/2022 ~		28	0
Autonomous City of Buenos Aires 44.619% (BADLARPP + 3.250%) due 03/29/2024 ~		3,481	18
Provincia de Buenos Aires 42.033% due 04/12/2025		389	2

Total Argentina			492

PERU 0.2%
Peru Government International Bond
5.940% due 02/12/2029	PEN	291	77
6.150% due 08/12/2032		250	65
6.350% due 08/12/2028		333	90
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		142	40
8.200% due 08/12/2026		199	59

Total Peru			333

ROMANIA 0.1%
Romania Government International Bond 2.000% due 04/14/2033	EUR	214	191

Total Romania			191

SOUTH AFRICA 0.4%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	200	12
8.250% due 03/31/2032		300	18
8.750% due 02/28/2048		200	12
8.875% due 02/28/2035		200	12
10.500% due 12/21/2026		10,200	762

Total South Africa			816

TURKEY 0.2%
Turkey Government International Bond
4.250% due 03/13/2025		$200	188
4.625% due 03/31/2025	EUR	100	111
5.250% due 03/13/2030		$200	169

Total Turkey			468

VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2049		125	11
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0
9.250% due 09/15/2027 ^(b)		44	4

Total Venezuela			15

Total Sovereign Issues (Cost $2,869)			2,315

U.S. GOVERNMENT AGENCIES 8.6%
UNITED STATES 8.6%
Fannie Mae, TBA 3.000% due 06/01/2040		3,700	3,607
Ginnie Mae, TBA 3.500% due 05/01/2052		100	100
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050		60	59
3.500% due 02/01/2050		37	37

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2052	100	93
2.500% due 06/01/2052	1,200	1,140
3.500% due 06/01/2052	6,800	6,775
4.000% due 06/01/2052	4,700	4,766

Total U.S. Government Agencies (Cost $16,671)		16,577

U.S. TREASURY OBLIGATIONS 8.1%
UNITED STATES 8.1%
U.S. Treasury Bonds
2.875% due 11/15/2046	600	631
3.000% due 02/15/2049	1,133	1,247
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030	329	349
0.125% due 07/15/2031	2,129	2,266
0.125% due 02/15/2051	324	332
0.250% due 07/15/2029 (k)	789	843
0.375% due 01/15/2027	37	39
0.375% due 07/15/2027	11	12
0.750% due 07/15/2028	448	490
0.875% due 01/15/2029	386	427
1.000% due 02/15/2048	114	142
1.000% due 02/15/2049	112	140
U.S. Treasury Notes
0.125% due 04/30/2023 (k)(m)	4,000	3,929
1.125% due 02/15/2031	64	58
2.375% due 03/31/2029	4,700	4,687

Total U.S. Treasury Obligations (Cost $15,459)		15,592

	SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	132	1

Total Luxembourg		1

UNITED STATES 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	40	1

Total United States		1

Total Warrants (Cost $53)		2

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (i) 1.7%		3,325

Total Short-Term Instruments (Cost $3,325)		3,325

Total Investments in Securities (Cost $195,219)		200,078

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio III	436,704	4,240

Total Short-Term Instruments (Cost $4,241)		4,240

Total Investments in Affiliates (Cost $4,241)		4,240

Total Investments 106.1% (Cost $199,460)		$204,318
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(1,049))		(67)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Other Assets and Liabilities, net (6.0)%	(11,595)

Net Assets 100.0%	$192,656

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Zero coupon security.
(e)							Principal amount of security is adjusted for inflation.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA					06/19/2017 – 02/23/2022		$208	$88	0.05%
Neiman Marcus Group Ltd. LLC					9/25/2020		36	174	0.09
Nobil Corp.					02/05/2021 – 02/27/2021		26	69	0.04
Oracle Corp. 3.950% due 03/25/2051					3/22/2021		509	447	0.23
Westmoreland Mining Holdings					3/26/2019		0	0	0.00

							$779	$778	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$3,325	U.S. Treasury Bills 0.000% due 08/04/2022		$(3,392)	$3,325	$3,325

Total Repurchase Agreements							$(3,392)	$3,325	$3,325

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
United States (0.8)%
Uniform Mortgage-Backed Security, TBA					2.000%	04/01/2052	$600	$(553)	$(557)
Uniform Mortgage-Backed Security, TBA					2.500	05/01/2052	1,100	(1,050)	(1,047)

Total Short Sales (0.8)%								$(1,603)	$(1,604)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(1,220) at a weighted average interest rate of 0.071%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2022	7	$1,071	$(22)	$9	$(1)
U.S. Treasury 2-Year Note June Futures	06/2022	1	212	0	0	0
U.S. Treasury 10-Year Note June Futures	06/2022	121	14,868	(287)	30	0

$(309)	$39	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2022	18	$(1,707)	$71	$6	$(14)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	24	(3,251)	98	0	(10)
U.S. Treasury 30-Year Bond June Futures	06/2022	9	(1,351)	32	0	(6)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	4	(709)	20	0	(4)

$221	$6	$(34)

Total Futures Contracts	$(88)	$45	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.806%	$1,000	$16	$(7)	$9	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.822	100	0	0	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.955	200	2	(2)	0	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.997	500	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	300	1	3	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.638	900	179	(47)	132	1	0
Hess Corp.	1.000	Quarterly	12/20/2026	1.049	500	(2)	1	(1)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.829	EUR	200	(21)	15	(6)	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	2.203	200	(9)	(3)	(12)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.716	$500	11	(5)	6	0	0

$176	$(44)	$132	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$1,200	$(46)	$(52)	$(98)	$0	$(1)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	4,800	409	(99)	310	0	(2)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	800	39	6	45	0	(1)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	200	3	0	3	0	0
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	100	0	0	0	0	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	800	22	(6)	16	0	0

$427	$(151)	$276	$0	$(4)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	1,300	$126	$16	$142	$0	$(6)
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	03/16/2042		200	7	39	46	0	(2)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		950	21	184	205	0	(11)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	JPY	210,000	4	24	28	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	46	45	91	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		$200	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	4	12	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		320	0	(2)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		530	9	(2)	7	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		130	(12)	1	(11)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,080	(48)	9	(39)	4	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023	BRL	800	8	(10)	(2)	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		600	6	(8)	(2)	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		200	2	(3)	(1)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		5,200	(1)	(46)	(47)	0	0
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		400	0	0	0	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		100	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		500	0	0	0	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		1,200	0	0	0	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		1,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		300	0	1	1	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		200	0	1	1	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		200	0	1	1	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		300	0	1	1	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		300	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$500	(7)	6	(1)	0	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		200	0	(5)	(5)	0	0
Pay(5)	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		400	(1)	(5)	(6)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,100	(293)	282	(11)	1	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		100	0	6	6	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		100	0	6	6	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,000	15	66	81	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(345)	287	(58)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		100	(2)	7	5	0	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		100	(8)	11	3	0	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		100	0	(5)	(5)	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		200	0	(8)	(8)	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		100	0	(5)	(5)	0	0
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		100	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		500	0	25	25	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		2,400	(8)	(92)	(100)	2	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		200	(1)	(7)	(8)	0	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		1,200	0	57	57	0	(1)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		4,900	(18)	(159)	(177)	2	0
Pay	3-Month USD-LIBOR	1.280	Semi-Annual	03/24/2028		400	(1)	(26)	(27)	0	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		100	0	7	7	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,610	(91)	(91)	(182)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	(643)	673	30	0	(4)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		100	0	(7)	(7)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		422	11	(34)	(23)	0	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		100	0	6	6	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		55	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		200	(1)	(8)	(9)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	(12)	15	3	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	(15)	28	13	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(30)	44	14	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(25)	31	6	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	(13)	16	3	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	(130)	335	205	0	(5)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	13	14	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		663	(60)	(31)	(91)	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,600	213	138	351	0	(6)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		100	0	8	8	0	0
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		100	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		100	(1)	10	9	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		100	0	(7)	(7)	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		100	0	(7)	(7)	1	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		100	0	(7)	(7)	1	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		100	0	(5)	(5)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		200	(2)	(5)	(7)	1	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(23)	30	7	0	(1)
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(23)	31	8	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(292)	297	5	0	(8)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(26)	32	6	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(16)	30	14	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(97)	154	57	0	(4)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(48)	90	42	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(196)	203	7	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		400	41	48	89	0	(3)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		100	(1)	(16)	(17)	1	0
Pay	3-Month USD-LIBOR	1.590	Semi-Annual	02/09/2051		900	(7)	(128)	(135)	7	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		100	(1)	12	11	0	(1)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	5	(4)	1	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		900	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		200	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	5.020	Quarterly	02/11/2026		400	0	(1)	(1)	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(5)	3	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(476)	7	24	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	9	0	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	88	86	0	(4)
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		1,200	94	37	131	0	(8)
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(67)	66	(1)	0	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	5	(5)	0	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	19	(20)	(1)	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	12	(12)	0	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	12	(12)	0	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(26)	(17)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(96)	(61)	2	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(202)	(105)	5	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	24	2	0	(1)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	92	6	0	(2)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	9	1	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	6	1	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	16	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	16	1	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(1)	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	10	1	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(14)	(14)	0	(2)
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(12)	(12)	0	(2)
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(9)	(10)	0	(2)

							$(1,442)	$2,084	$642	$56	$(123)

Total Swap Agreements							$(839)	$1,889	$1,050	$57	$(129)

(k)	Securities with an aggregate market value of $900 and cash of $1,693 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2022	INR	4,486		$59	$0	$0
	04/2022		$214	INR	16,423	1	0
	04/2022		8	PEN	31	0	0
	04/2022 «		7	RUB	923	4	0
	05/2022	INR	16,464		$214	0	(1)
	05/2022	TWD	2,959		103	0	(1)
	05/2022		$151	CAD	188	0	0
	07/2022	PEN	892		$222	0	(18)
	08/2022 «		$3	RUB	525	2	0
	11/2022	ZAR	402		$25	0	(2)
BPS	04/2022	AUD	19		14	0	0
	04/2022	INR	11,960		156	0	(1)
	04/2022		$127	GBP	95	0	(3)
	04/2022		48	INR	3,679	0	0
	05/2022	INR	3,690		$48	0	0
	05/2022	TWD	489		17	0	0
	05/2022		$416	CAD	528	6	0
	05/2022		106	IDR	1,517,580	0	0
	05/2022	ZAR	384		$24	0	(2)
	06/2022		$223	CLP	182,929	6	0
	07/2022		805	MXN	16,833	28	0
	08/2022	ZAR	1,561		$98	0	(7)
	11/2022		864		54	0	(4)
BRC	04/2022		$363	GBP	273	0	(4)
	06/2022 «		18	RUB	2,148	6	0
	11/2022	ZAR	305		$19	0	(1)
BSH	05/2022		$8	PEN	31	0	0
CBK	04/2022		0	INR	27	0	0
	04/2022		376	MXN	8,162	33	0
	04/2022		70	PEN	264	1	0
	04/2022 «		55	RUB	4,198	0	(6)
	05/2022	PEN	111		$27	0	(3)
	05/2022		$81	PEN	330	8	0
	05/2022 «		102	RUB	9,066	9	(8)
	05/2022	ZAR	466		$29	0	(3)
	06/2022	MXN	621		29	0	(2)
	06/2022 «		$10	RUB	1,139	3	0
	07/2022		19	PEN	79	2	0
	08/2022		25		95	0	0
	12/2022	PEN	167		$43	0	(1)
	12/2022		$23	PEN	97	3	0
	02/2023	PEN	185		$47	0	(2)
DUB	04/2022 «	RUB	17,329		160	0	(44)
	04/2022 «		$95	RUB	7,381	0	(9)
	05/2022 «	RUB	6,013		$61	0	(8)
	05/2022 «		$253	RUB	19,609	0	(30)
	06/2022 «		47		6,844	29	0
GLM	04/2022	INR	10,987		$144	0	(1)
	04/2022	JPY	9,400		81	4	0
	04/2022	PEN	195		49	0	(4)
	04/2022 «	RUB	1,251		10	0	(5)
	04/2022		$95	INR	7,312	1	0
	04/2022		7	PEN	28	0	0
	04/2022 «		312	RUB	23,861	0	(32)
	05/2022	INR	4,897		$64	0	0
	05/2022 «	RUB	342		3	0	0
	05/2022		$135	CNH	867	1	0
	05/2022 «		237	RUB	18,346	0	(28)
	06/2022 «		24		3,217	12	0
	11/2022	ZAR	425		$27	0	(2)
HUS	04/2022	AUD	45		33	0	0
	04/2022	GBP	160		212	2	0
	04/2022		$284	EUR	257	1	0
	04/2022		534	GBP	408	2	0
	04/2022 «		77	RUB	6,023	0	(6)
	05/2022		48	ZAR	766	5	0
JPM	04/2022 «	RUB	0		$0	0	0
	04/2022 «		$7	RUB	805	2	0
	05/2022	CNH	1,500		$236	1	0
	05/2022 «	RUB	65		1	0	0
	05/2022		$256	IDR	3,669,207	0	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

05/2022	162	INR	12,491	2	0
05/2022	436	MXN	9,051	17	0
05/2022	450	NOK	4,005	5	0
06/2022 «	12	RUB	1,401	4	0
MBC	04/2022	PEN	97	$26	0	(1)
04/2022	$26	PEN	98	1	0
05/2022	CNH	967	$152	1	0
05/2022	$351	IDR	5,051,070	1	(1)
05/2022	90	INR	6,984	1	0
MYI	04/2022	BRL	5,552	$1,123	0	(43)
04/2022	INR	2,049	26	0	(1)
04/2022	$1,064	BRL	5,552	103	0
04/2022	3,715	EUR	3,336	0	(24)
04/2022	64	INR	4,903	1	0
04/2022 «	16	RUB	1,955	7	0
05/2022	EUR	3,336	$3,718	25	0
05/2022	INR	4,917	64	0	(1)
05/2022	TWD	1,124	39	0	0
05/2022	$1,114	BRL	5,552	43	0
05/2022	107	IDR	1,525,143	0	0
05/2022 «	71	RUB	5,477	0	(8)
RBC	06/2022	57	MXN	1,172	1	0
SCX	04/2022	EUR	3,593	$4,041	66	0
04/2022	GBP	2,712	3,640	77	0
04/2022	INR	2,455	32	0	0
04/2022	$12	PEN	46	0	0
04/2022 «	77	RUB	5,875	0	(8)
05/2022	CNH	965	$152	0	0
05/2022	GBP	2,096	2,759	6	0
05/2022	TWD	1,153	40	0	0
05/2022	$370	CNH	2,365	1	0
05/2022	126	INR	9,775	2	0
11/2022	PEN	29	$7	0	(1)
UAG	04/2022 «	RUB	4	0	0	0
04/2022 «	$159	RUB	12,473	0	(13)
05/2022	TWD	634	$22	0	0
05/2022 «	$148	RUB	11,591	0	(16)
06/2022 «	104	12,438	35	0
11/2022	ZAR	941	$60	0	(3)

Total Forward Foreign Currency Contracts	$571	$(358)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.943%	06/06/2022	300	$3	$3

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	$98.320	04/06/2022	500	$4	$27
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	98.523	04/06/2022	500	4	29

$8	$56

Total Purchased Options	$11	$59

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	05/18/2022	100	$0	$0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	1,900	(3)	(1)
BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200	07/20/2022	100	0	0
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	1,900	(3)	0
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	1,800	(8)	(1)
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	100	0	0
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	1,900	(2)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	100	0	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	1,900	(3)	(1)

$(19)	$(3)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.755%	09/30/2022	200	$(1)	$(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.955	09/30/2022	200	(1)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	10,300	(21)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	10,300	(21)	(170)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.417	04/01/2022	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.817	04/01/2022	400	(2)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.472	04/04/2022	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.872	04/04/2022	200	(1)	(5)

$(50)	$(188)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	$97.320	04/06/2022	500	$(3)	$(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.523	04/06/2022	500	(2)	(24)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.820	04/06/2022	500	(3)	(25)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	98.023	04/06/2022	500	(3)	(26)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2052	96.031	06/06/2022	500	(3)	(3)

$(14)	$(100)

Total Written Options	$(83)	$(291)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.400%	$40	$(1)	$2	$1	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	0.537	245	(8)	9	1	0
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	300	(5)	3	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	200	(3)	2	0	(1)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.919	100	(4)	(1)	0	(5)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.263	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	100	(1)	2	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.035	400	(11)	11	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.351	300	(5)	8	3	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	500	(1)	1	0	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.943	200	(9)	1	0	(8)

$(50)	$42	$8	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(86)	$110	$24	$0
MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	5,700	(2)	(4)	0	(6)

$(88)	$106	$24	$(6)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Pay	3-Month USD-LIBOR		2.900%	Annual	10/04/2027	$900	$0	$2	$2	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Investment Grade Corporate Bond ETF	324	(1.470)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	$26	$0	$0	$0	$0
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	646	(1.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/17/2022	53	0	1	1	0
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	667	(1.470)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/01/2022	55	0	0	0	0
	Receive	iBoxx USD Investment Grade Corporate Bond ETF	666	(1.520)% (1-Month USD-LIBOR less a specified spread)	Monthly	12/15/2022	54	0	1	1	0

								$0	$2	$2	$0

Total Swap Agreements								$(138)	$152	$36	$(22)

(m)

Securities with an aggregate market value of $259 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$343	$0	$343
United States	0	13,070	0	13,070
Loan Participations and Assignments
Canada	0	647	0	647
Luxembourg	0	605	0	605
Panama	0	901	0	901
United Kingdom	0	919	392	1,311
United States	0	4,567	1	4,568
Common Stocks
Australia
Materials	0	3,953	0	3,953
Belgium
Financials	0	264	0	264
Brazil
Communication Services	158	0	0	158
Consumer Staples	421	0	0	421
Energy	760	0	0	760
Financials	169	0	0	169
Materials	2,173	0	0	2,173
Canada
Consumer Discretionary	201	0	0	201
Consumer Staples	154	0	0	154
Financials	507	0	0	507
Industrials	217	0	0	217
Materials	182	0	0	182
Cayman Islands
Industrials	0	6	0	6
Chile
Materials	0	232	0	232
China
Consumer Staples	0	122	0	122
Energy	0	581	0	581
Financials	0	3,595	0	3,595
Industrials	0	156	0	156
Information Technology	0	206	0	206
Utilities	0	202	0	202
Czech Republic
Utilities	0	183	0	183
Denmark
Industrials	0	732	0	732
Finland
Consumer Staples	0	204	0	204
France
Communication Services	622	0	0	622
Health Care	0	817	0	817
Industrials	0	221	0	221
Germany
Industrials	0	1,281	0	1,281
Utilities	0	757	0	757
Hong Kong
Industrials	0	130	0	130
Utilities	0	131	0	131
Indonesia
Communication Services	0	434	0	434
Japan
Communication Services	0	366	0	366
Consumer Discretionary	0	251	0	251
Consumer Staples	0	555	0	555
Financials	0	167	0	167
Health Care	0	767	0	767
Industrials	0	2,629	0	2,629
Information Technology	0	867	0	867
Materials	0	272	0	272
Luxembourg
Financials	0	0	88	88
Mexico
Communication Services	176	0	0	176
Netherlands
Communication Services	0	137	0	137
Consumer Staples	0	927	0	927
Industrials	0	450	0	450
Norway
Materials	0	224	0	224
Poland
Energy	0	141	0	141
South Africa
Financials	0	302	0	302
Materials	0	281	0	281
South Korea
Consumer Discretionary	0	293	0	293
Consumer Staples	0	204	0	204
Spain
Financials	0	1,003	0	1,003
Utilities	0	578	0	578

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Sweden
Consumer Discretionary	0	266	0	266
Energy	0	227	0	227
Information Technology	0	733	0	733
Switzerland
Consumer Discretionary	0	163	0	163
Consumer Staples	0	114	0	114
Health Care	0	4,787	0	4,787
Industrials	0	406	0	406
Information Technology	0	507	0	507
Taiwan
Financials	0	528	0	528
Information Technology	0	4,843	0	4,843
United Kingdom
Consumer Staples	0	715	0	715
Financials	0	476	0	476
Health Care	0	785	0	785
Industrials	0	347	0	347
Materials	0	2,418	0	2,418
Utilities	0	1,027	0	1,027
United States
Communication Services	741	0	93	834
Consumer Discretionary	964	0	0	964
Consumer Staples	10,233	0	0	10,233
Energy	913	0	0	913
Financials	6,833	0	0	6,833
Health Care	9,538	0	0	9,538
Industrials	1,743	0	174	1,917
Information Technology	8,203	0	0	8,203
Materials	275	0	0	275
Corporate Bonds & Notes
Austria
Banking & Finance	0	699	0	699
Bermuda
Industrials	0	835	0	835
Brazil
Industrials	0	13	0	13
Canada
Industrials	0	494	0	494
Cayman Islands
Banking & Finance	0	24	0	24
Industrials	0	448	0	448
Utilities	0	59	0	59
France
Banking & Finance	0	408	0	408
Hong Kong
Banking & Finance	0	241	0	241
Ireland
Industrials	0	49	0	49
Italy
Banking & Finance	0	393	0	393
Japan
Industrials	0	862	0	862
Liberia
Industrials	0	933	0	933
Luxembourg
Industrials	0	208	0	208
Utilities	0	210	0	210
Mexico
Industrials	0	681	0	681
Multinational
Industrials	0	341	0	341
Netherlands
Industrials	0	310	0	310
Peru
Banking & Finance	0	26	0	26
Spain
Industrials	0	212	0	212
Switzerland
Banking & Finance	0	379	0	379
United Kingdom
Banking & Finance	0	3,119	0	3,119
Industrials	0	763	0	763
United States
Banking & Finance	0	2,726	0	2,726
Industrials	0	9,448	0	9,448
Utilities	0	4,491	0	4,491
Venezuela
Industrials	0	25	0	25
Virgin Islands (British)
Industrials	0	420	0	420
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,388	0	1,388
United States	0	7,837	0	7,837
Municipal Bonds & Notes
Illinois	0	23	0	23

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2022 (Unaudited)

Puerto Rico	0	183	0	183
Virginia	0	365	0	365
Preferred Stocks
Brazil
Energy	923	0	0	923
Netherlands
Financials	0	338	0	338
Spain
Financials	0	1,002	0	1,002
United Kingdom
Financials	0	255	0	255
United States
Industrials	0	163	0	163
Real Estate Investment Trusts
Australia
Real Estate	0	830	0	830
United States
Real Estate	10,194	0	0	10,194
Rights
Luxembourg
Financials	0	0	3	3
Sovereign Issues
Argentina	0	492	0	492
Peru	0	333	0	333
Romania	0	191	0	191
South Africa	0	816	0	816
Turkey	0	468	0	468
Venezuela	0	15	0	15
U.S. Government Agencies
United States	0	16,577	0	16,577
U.S. Treasury Obligations
United States	0	15,592	0	15,592
Warrants
Luxembourg
Financials	0	0	1	1
United States
Information Technology	0	0	1	1
U.S. Government Agencies
United States	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	3,325	0	3,325

	$56,300	$143,025	$753	$200,078
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,240	$0	$0	$4,240

Total Investments	$60,540	$143,025	$753	$204,318

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,604)	0	(1,604)
United States	0	0	0	0

	$0	$(1,604)	$0	$(1,604)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	87	0	102
Over the counter	0	553	113	666

	$15	$640	$113	$768
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(149)	0	(164)
Over the counter	(3)	(447)	(221)	(671)

	$(18)	$(596)	$(221)	$(835)

Total Financial Derivative Instruments	$(3)	$44	$(108)	$(67)

Totals	$60,537	$141,465	$645	$202,647

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 91.0%
BRAZIL 10.6%
COMMUNICATION SERVICES 0.5%
Telefonica Brasil SA	700,345	$7,898
TIM SA	125,100	362

		8,260

CONSUMER DISCRETIONARY 1.0%
Vibra Energia SA	3,235,937	15,891

CONSUMER STAPLES 0.3%
Ambev SA	284,900	921
BRF SA (a)	223,600	873
JBS SA	300,975	2,354

		4,148

ENERGY 0.5%
Ultrapar Participacoes SA	2,349,865	6,984

FINANCIALS 5.3%
Banco do Brasil SA	8,165,040	59,509
Banco Santander Brasil SA	921,950	7,142
IRB Brasil Resseguros S/A	10,408,835	7,652
Porto Seguro SA	408,900	1,813
XP, Inc. (a)	74,245	2,238
XP, Inc. 'A' (a)	28,448	856

		79,210

INDUSTRIALS 1.1%
CCR SA	135,500	390
Embraer SA (a)	5,291,285	16,626

		17,016

INFORMATION TECHNOLOGY 0.9%
Cielo SA	22,054,845	14,407

MATERIALS 0.6%
Cia Siderurgica Nacional SA	270,444	1,479
Vale SA	349,884	7,025

		8,504

UTILITIES 0.4%
Auren Energia SA	231,154	776
Centrais Eletricas Brasileiras SA	96,000	766
Cia de Saneamento Basico do Estado de Sao Paulo	128,555	1,288
Cia Paranaense de Energia	185,600	1,454
EDP - Energias do Brasil SA	280,500	1,386

		5,670

Total Brazil		160,090

CHILE 0.4%
CONSUMER DISCRETIONARY 0.0%
Falabella SA	115,843	370

CONSUMER STAPLES 0.2%
Cencosud SA	1,060,259	2,089

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Cia Cervecerias Unidas SA	165,163	1,236

		3,325

FINANCIALS 0.1%
Banco de Chile	6,728,887	721
Banco Santander Chile	11,182,186	630

		1,351

UTILITIES 0.1%
Aguas Andinas SA	1,058,201	225
Colbun SA	1,590,142	130
Enel Chile SA	25,516,164	762
Engie Energia Chile SA	328,296	200

		1,317

Total Chile		6,363

CHINA 14.0%
CONSUMER DISCRETIONARY 0.4%
BAIC Motor Corp. Ltd. 'H'	9,387,000	3,128
Great Wall Motor Co. Ltd. 'H'	1,714,000	2,690

		5,818

CONSUMER STAPLES 0.2%
Tingyi Cayman Islands Holding Corp.	484,000	812
Want Want China Holdings Ltd.	2,720,000	2,510

		3,322

ENERGY 1.4%
China Coal Energy Co. Ltd. 'H' (a)	2,886,000	2,170
China Petroleum & Chemical Corp. 'H'	25,022,400	12,434
China Shenhua Energy Co. Ltd. 'H'	2,187,000	6,962

		21,566

FINANCIALS 7.0%
Bank of China Ltd. 'H'	56,797,000	22,665
Bank of Communications Co. Ltd. 'H'	8,611,000	6,165
China Cinda Asset Management Co. Ltd. 'H'	34,474,000	5,873
China Construction Bank Corp. 'H'	56,265,000	42,146
China Everbright Bank Co. Ltd. 'H'	1,988,000	750
Industrial & Commercial Bank of China Ltd. 'H'	32,529,000	19,942
PICC Property & Casualty Co. Ltd. 'H'	6,928,000	7,055

		104,596

HEALTH CARE 0.4%
China Resources Pharmaceutical Group Ltd.	2,612,500	1,354
Sinopharm Group Co. Ltd. 'H'	2,006,400	4,555

		5,909

INDUSTRIALS 1.3%
AviChina Industry & Technology Co. Ltd. 'H'	698,000	385
Beijing Capital International Airport Co. Ltd. 'H' (a)	300,000	175
China Communications Services Corp. Ltd. 'H'	4,824,000	2,175
CITIC Ltd.	8,052,000	8,907
Guangshen Railway Co. Ltd. 'H'	1,458,000	246
Metallurgical Corp. of China Ltd.	1,195,000	321
Sinopec Engineering Group Co. Ltd. 'H'	2,250,000	1,146
Sinotruk Hong Kong Ltd.	1,285,500	1,952
Weichai Power Co. Ltd. 'H'	384,000	602
Yangzijiang Shipbuilding Holdings Ltd.	1,942,000	2,181
Zhejiang Expressway Co. Ltd. 'H'	978,000	822

		18,912

INFORMATION TECHNOLOGY 2.0%
AAC Technologies Holdings, Inc. (c)	413,500	983
FIH Mobile Ltd. (a)	9,169,000	1,259
Lenovo Group Ltd.	26,196,000	28,377

		30,619

MATERIALS 0.9%
Angang Steel Co. Ltd. 'H'	7,866,000	3,591
China Hongqiao Group Ltd.	1,633,000	2,145
China National Building Material Co. Ltd. 'H'	4,523,400	5,564

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

China Oriental Group Co. Ltd.	770,000	218
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	11,222,000	2,325

		13,843

REAL ESTATE 0.3%
China Evergrande Group «(c)	1,601,000	337
Greentown China Holdings Ltd.	514,000	930
Guangzhou R&F Properties Co. Ltd. 'H' (c)	1,913,000	675
KWG Group Holdings Ltd.	1,439,000	588
Powerlong Real Estate Holdings Ltd. (c)	1,407,000	368
Shui On Land Ltd.	3,265,500	497
Sino-Ocean Group Holding Ltd.	6,777,000	1,433

		4,828

UTILITIES 0.1%
Datang International Power Generation Co. Ltd. 'H'	1,262,000	181
Huaneng Power International, Inc. 'H'	2,930,000	1,243

		1,424

Total China		210,837

GREECE 0.5%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	64,863	1,173

CONSUMER DISCRETIONARY 0.1%
OPAP SA	65,535	954

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	29,319	455

FINANCIALS 0.3%
Alpha Services & Holdings SA (a)	2,055,982	2,524
National Bank of Greece SA (a)	622,681	2,294

		4,818

Total Greece		7,400

HONG KONG 2.7%
FINANCIALS 0.1%
China Everbright Ltd.	1,248,000	1,228
Far East Horizon Ltd.	972,000	868

		2,096

INDUSTRIALS 0.6%
China Merchants Port Holdings Co. Ltd.	358,000	645
COSCO SHIPPING Ports Ltd.	734,000	569
Orient Overseas International Ltd.	265,500	6,994
Shanghai Industrial Holdings Ltd.	874,000	1,312

		9,520

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	976,000	809

REAL ESTATE 0.3%
China Overseas Land & Investment Ltd.	986,000	2,934
Poly Property Group Co. Ltd.	1,509,000	381
Shenzhen Investment Ltd.	2,368,000	526

		3,841

UTILITIES 1.6%
Beijing Enterprises Holdings Ltd.	236,500	747
China Resources Power Holdings Co. Ltd.	8,654,000	16,105
Kunlun Energy Co. Ltd.	8,036,000	6,945

		23,797

Total Hong Kong		40,063

INDIA 11.8%
CONSUMER DISCRETIONARY 1.1%
Bosch Ltd.	4,402	835

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Hero MotoCorp Ltd.	153,702	4,623
Motherson Sumi Systems Ltd.	394,768	723
Motherson Sumi Wiring India Ltd. (a)	327,340	278
Rajesh Exports Ltd.	206,430	1,879
Tata Motors Ltd. (a)	1,545,527	8,735

		17,073

ENERGY 2.8%
Coal India Ltd.	2,453,883	5,904
Hindustan Petroleum Corp. Ltd.	643,926	2,280
Indian Oil Corp. Ltd.	7,385,475	11,525
Oil & Natural Gas Corp. Ltd.	8,941,519	19,228
Oil India Ltd.	1,229,555	3,846

		42,783

FINANCIALS 2.3%
Bank of India (a)	152,962	92
Canara Bank (a)	601,148	1,795
IDFC Ltd. (a)	6,195,612	5,011
Indiabulls Housing Finance Ltd. 'L'	5,403,822	11,162
Power Finance Corp. Ltd.	1,908,999	2,825
REC Ltd.	1,607,271	2,600
Shriram Transport Finance Co. Ltd.	66,602	989
State Bank of India	1,546,583	9,992
Yes Bank Ltd. «	3,406,176	442

		34,908

HEALTH CARE 0.1%
Dr Reddy's Laboratories Ltd.	12,313	697

INDUSTRIALS 0.4%
Bharat Electronics Ltd.	605,938	1,676
Bharat Heavy Electricals Ltd. (a)	5,495,767	3,555
IRB Infrastructure Developers Ltd. (a)	165,666	546

		5,777

INFORMATION TECHNOLOGY 0.2%
Infosys Ltd.	19,883	498
Oracle Financial Services Software Ltd.	4,803	226
Redington India Ltd.	418,239	795
Wipro Ltd.	151,695	1,179

		2,698

MATERIALS 4.6%
Dalmia Bharat Ltd.	12,078	237
Grasim Industries Ltd.	20,312	444
Gujarat State Fertilizers & Chemicals Ltd.	101,942	216
Hindalco Industries Ltd.	171,932	1,283
Hindustan Zinc Ltd.	16,577	68
Jindal Steel & Power Ltd.	151,293	1,054
National Aluminium Co. Ltd.	9,660,527	15,388
NMDC Ltd.	1,161,603	2,474
Rain Industries Ltd.	152,451	386
Tata Steel Ltd.	223,893	3,830
Vedanta Ltd.	8,267,279	43,659

		69,039

UTILITIES 0.3%
GAIL India Ltd.	235,838	482
Jaiprakash Power Ventures Ltd. (a)	7,989,169	712
JSW Energy Ltd.	539,888	2,152
NHPC Ltd.	393,412	144
PTC India Ltd.	847,832	915

		4,405

Total India		177,380

INDONESIA 1.6%
COMMUNICATION SERVICES 0.7%
Indosat Tbk PT	667,300	240
Telkom Indonesia Persero Tbk PT	32,695,900	10,402

		10,642

CONSUMER STAPLES 0.0%
Hanjaya Mandala Sampoerna Tbk PT	3,176,900	204

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

ENERGY 0.6%
Adaro Energy Indonesia Tbk PT	29,023,500	5,436
Indo Tambangraya Megah Tbk PT	2,248,000	4,463

		9,899

MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	1,385,400	1,036

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	29,142,600	2,840

Total Indonesia		24,621

MALAYSIA 0.8%
COMMUNICATION SERVICES 0.1%
Astro Malaysia Holdings Bhd	761,900	199
Telekom Malaysia Bhd	1,398,000	1,626

		1,825

CONSUMER DISCRETIONARY 0.1%
Genting Bhd	1,371,500	1,523

CONSUMER STAPLES 0.0%
British American Tobacco Malaysia Bhd	108,200	320

FINANCIALS 0.4%
AMMB Holdings Bhd (a)	166,400	147
CIMB Group Holdings Bhd	983,000	1,245
Hong Leong Financial Group Bhd	87,200	406
Malayan Banking Bhd	996,100	2,117
Public Bank Bhd	505,000	560
RHB Bank Bhd	579,800	822

		5,297

INDUSTRIALS 0.2%
CAPITAL A BHD (a)	11,021,800	1,917
IJM Corp. Bhd.	1,476,800	586
Sime Darby Bhd	1,097,200	625

		3,128

REAL ESTATE 0.0%
Mah Sing Group Bhd	1,054,900	171

UTILITIES 0.0%
YTL Power International Bhd	1,594,096	250

Total Malaysia		12,514

MEXICO 6.3%
COMMUNICATION SERVICES 2.4%
America Movil SAB de CV	29,810,810	31,654
Grupo Televisa SAB	1,917,910	4,509

		36,163

CONSUMER DISCRETIONARY 0.0%
Nemak SAB de CV (a)	2,288,800	617

CONSUMER STAPLES 0.7%
Arca Continental SAB de CV	121,000	823
Coca-Cola Femsa SAB de CV	285,278	2,089
Gruma SAB de CV	151,751	1,909
Grupo Bimbo SAB de CV	871,175	2,631
Kimberly-Clark de Mexico SAB de CV	355,600	500
Wal-Mart de Mexico SAB de CV	452,500	1,864

		9,816

FINANCIALS 0.2%
Grupo Financiero Inbursa SAB de CV (a)	1,662,198	3,482

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

INDUSTRIALS 0.3%
Alfa SAB de CV	5,015,500	3,810

MATERIALS 2.7%
Alpek SAB de CV	1,262,700	1,720
Cemex SAB de CV (a)	60,211,340	32,361
Grupo Mexico SAB de CV	448,300	2,682
Orbia Advance Corp. SAB de CV	1,356,100	3,580

		40,343

Total Mexico		94,231

PHILIPPINES 0.6%
COMMUNICATION SERVICES 0.4%
Globe Telecom, Inc.	14,540	713
PLDT, Inc.	138,920	4,967

		5,680

ENERGY 0.1%
Semirara Mining & Power Corp.	1,018,300	604

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	3,242,700	783
DMCI Holdings, Inc.	4,105,900	717
International Container Terminal Services, Inc.	106,250	460

		1,960

UTILITIES 0.0%
First Gen Corp.	299,700	153

Total Philippines		8,397

POLAND 1.2%
COMMUNICATION SERVICES 0.1%
Orange Polska SA (a)	367,814	689

ENERGY 0.1%
Polski Koncern Naftowy ORLEN SA	54,033	969

FINANCIALS 0.7%
Bank Polska Kasa Opieki SA	217,130	5,804
mBank SA (a)	3,041	254
Powszechny Zaklad Ubezpieczen SA	284,641	2,279
Santander Bank Polska SA	34,845	2,519

		10,856

MATERIALS 0.2%
Jastrzebska Spolka Weglowa SA (a)	169,172	3,100
KGHM Polska Miedz SA	10,555	429

		3,529

UTILITIES 0.1%
Enea SA (a)	99,008	216
PGE Polska Grupa Energetyczna SA (a)	916,694	1,974

		2,190

Total Poland		18,233

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(c)	290,070	0
Rostelecom PJSC «(c)	341,490	0
Sistema PJSFC «	1,963,160	0

		0

CONSUMER STAPLES 0.0%
Magnit PJSC «	93,763	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

ENERGY 0.0%
Gazprom PJSC «	3,725,600	0
LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	4,916,745	0
VTB Bank PJSC «	23,863,615,853	30

		30

MATERIALS 0.0%
Alrosa PJSC «	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
MMC Norilsk Nickel PJSC «	3,797	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	343,517	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	15,264,000	0
Rosseti PJSC «	88,235,012	0
Unipro PJSC «	3,938,000	0

		0

Total Russia		30

SAUDI ARABIA 0.3%
FINANCIALS 0.2%
Alinma Bank	238,813	2,463
Banque Saudi Fransi (a)	81,596	1,163

		3,626

MATERIALS 0.1%
National Petrochemical Co.	18,238	225
Saudi Industrial Investment Group	43,989	408

		633

Total Saudi Arabia		4,259

SOUTH AFRICA 8.6%
COMMUNICATION SERVICES 1.6%
MTN Group Ltd.	1,673,042	21,648
Telkom SA SOC Ltd.	952,925	2,901

		24,549

CONSUMER DISCRETIONARY 0.8%
Motus Holdings Ltd.	315,437	2,316
Pepkor Holdings Ltd.	213,202	338
Truworths International Ltd.	849,919	3,394
Woolworths Holdings Ltd.	1,529,444	6,025

		12,073

CONSUMER STAPLES 0.8%
Distell Group Holdings Ltd. (a)	40,631	481
Shoprite Holdings Ltd.	572,656	9,243
Tiger Brands Ltd.	199,359	2,209

		11,933

ENERGY 0.1%
Exxaro Resources Ltd.	50,876	769

FINANCIALS 2.7%
Absa Group Ltd.	872,394	11,312
FirstRand Ltd.	621,527	3,280
Momentum Metropolitan Holdings (c)	2,181,570	2,584
Nedbank Group Ltd.	609,596	9,683
Old Mutual Ltd.	2,637,247	2,482
Sanlam Ltd.	179,928	886

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Standard Bank Group Ltd.	805,201	10,004

		40,231

HEALTH CARE 0.4%
Life Healthcare Group Holdings Ltd.	1,661,986	2,650
Netcare Ltd.	3,328,466	3,667

		6,317

INDUSTRIALS 0.1%
Barloworld Ltd.	288,914	2,293

MATERIALS 2.1%
AngloGold Ashanti Ltd.	25,810	612
Kumba Iron Ore Ltd.	45,499	2,021
Sappi Ltd. (a)	1,123,485	4,375
Sasol Ltd. (a)	1,035,303	25,030

		32,038

Total South Africa		130,203

SOUTH KOREA 11.2%
COMMUNICATION SERVICES 1.7%
KT Corp.	718,075	21,033
KT Corp. SP ADR	62,706	899
SK Telecom Co. Ltd.	77,793	3,637

		25,569

CONSUMER DISCRETIONARY 3.0%
Hankook Tire & Technology Co. Ltd.	52,903	1,461
Hyundai Mobis Co. Ltd.	5,691	1,003
Hyundai Wia Corp.	12,449	654
Kia Corp.	383,237	23,212
LG Electronics, Inc.	176,657	17,377
LOTTE Himart Co. Ltd.	70,219	1,434

		45,141

CONSUMER STAPLES 0.1%
KT&G Corp.	18,817	1,252

ENERGY 0.1%
GS Holdings Corp.	38,584	1,393

FINANCIALS 1.1%
BNK Financial Group, Inc.	203,197	1,323
DB Insurance Co. Ltd.	35,491	2,044
Hanwha Life Insurance Co. Ltd.	1,104,095	2,853
Hyundai Marine & Fire Insurance Co. Ltd.	82,798	2,187
KB Financial Group, Inc.	66,618	3,338
Meritz Financial Group, Inc.	28,938	969
Meritz Fire & Marine Insurance Co. Ltd.	17,241	671
Samsung Card Co. Ltd.	80,599	2,143
Samsung Fire & Marine Insurance Co. Ltd.	5,299	954

		16,482

INDUSTRIALS 2.0%
Doosan Heavy Industries & Construction Co. Ltd. (a)(c)	337,461	5,617
Hanwha Corp.	199,796	5,144
Hyundai Engineering & Construction Co. Ltd.	179,181	7,015
LG International Corp.	201,785	5,705
LS Corp.	35,605	1,542
Posco International Corp.	308,965	5,447

		30,470

INFORMATION TECHNOLOGY 1.2%
LG Display Co. Ltd. (c)	633,760	10,683
LG Innotek Co. Ltd.	7,876	2,487
Samsung Electronics Co. Ltd.	99,817	5,712

		18,882

MATERIALS 1.3%
Dongkuk Steel Mill Co. Ltd. (c)	146,931	2,006
KCC Corp.	2,483	693
Kolon Industries, Inc.	50,721	2,629
Korea Petrochemical Ind Co. Ltd.	965	132

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Lotte Chemical Corp.	8,422	1,445
POSCO Holdings, Inc.	50,066	12,010
Taekwang Industrial Co. Ltd.	252	216

		19,131

UTILITIES 0.7%
Korea Electric Power Corp.	536,281	9,991

Total South Korea		168,311

TAIWAN 8.9%
COMMUNICATION SERVICES 0.1%
Chunghwa Telecom Co. Ltd.	287,000	1,271
Far EasTone Telecommunications Co. Ltd.	265,000	679

		1,950

CONSUMER DISCRETIONARY 0.2%
Cheng Shin Rubber Industry Co. Ltd.	596,000	734
China Motor Corp.	591,000	1,243
Formosa Taffeta Co. Ltd.	332,000	326

		2,303

FINANCIALS 0.3%
CTBC Financial Holding Co. Ltd.	682,000	695
Fubon Financial Holding Co. Ltd.	1,471,905	3,908

		4,603

INDUSTRIALS 0.3%
Eva Airways Corp. (a)	1,350,686	1,493
Walsin Lihwa Corp.	2,201,000	2,238

		3,731

INFORMATION TECHNOLOGY 8.0%
Acer, Inc.	2,792,000	2,894
Asustek Computer, Inc.	1,719,000	22,302
AU Optronics Corp.	1,895,000	1,293
Compal Electronics, Inc.	14,131,000	13,163
Hon Hai Precision Industry Co. Ltd.	4,670,316	17,149
Innolux Corp.	29,462,000	17,063
Inventec Corp.	7,584,000	6,501
Lite-On Technology Corp.	1,579,035	3,731
Novatek Microelectronics Corp.	65,000	956
Pegatron Corp.	6,557,000	16,511
Powertech Technology, Inc.	497,000	1,637
Quanta Computer, Inc.	1,401,000	4,290
Silicon Motion Technology Corp. ADR	13,777	921
Supreme Electronics Co. Ltd.	1,871,000	3,367
Synnex Technology International Corp.	411,650	1,075
United Microelectronics Corp.	1,547,000	2,841
Wistron Corp.	2,848,515	2,948
WPG Holdings Ltd.	1,050,320	2,046

		120,688

Total Taiwan		133,275

THAILAND 8.4%
COMMUNICATION SERVICES 0.2%
Advanced Info Service PCL	301,700	2,108
Jasmine International PCL (a)(c)	7,522,000	919

		3,027

CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	646,000	467
Thai Union Group PCL 'F'	2,525,300	1,433

		1,900

ENERGY 1.0%
Bangchak Corp. PCL	451,700	403
Banpu PCL (c)	10,194,899	3,361
IRPC PCL	24,818,200	2,644
PTT Exploration & Production PCL	255,200	1,100
PTT PCL	1,500,900	1,730

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Star Petroleum Refining PCL	18,975,200	5,479

		14,717

FINANCIALS 6.7%
Bangkok Bank PCL (c)	2,079,500	8,511
Kasikornbank PCL	8,877,800	42,848
Krung Thai Bank PCL	8,775,775	3,623
Siam Commercial Bank PCL	9,920,700	33,830
Thanachart Capital PCL	6,071,104	7,830
Tisco Financial Group PCL	1,380,600	4,162

		100,804

INDUSTRIALS 0.1%
Delta Electronics Thailand PCL	130,197	1,507

INFORMATION TECHNOLOGY 0.0%
Cal-Comp Electronics Thailand PCL (c)	2,044,791	168

MATERIALS 0.3%
PTT Global Chemical PCL	805,900	1,225
Siam Cement PCL	178,300	2,048
Siam City Cement PCL	150,800	695

		3,968

REAL ESTATE 0.0%
Supalai PCL	744,900	485

Total Thailand		126,576

TURKEY 3.0%
COMMUNICATION SERVICES 0.2%
Turkcell Iletisim Hizmetleri AS (c)	2,427,481	3,729

CONSUMER DISCRETIONARY 0.3%
Arcelik AS (c)	219,817	906
Ford Otomotiv Sanayi AS	26,448	539
Tofas Turk Otomobil Fabrikasi AS	517,265	2,745

		4,190

ENERGY 0.1%
Turkiye Petrol Rafinerileri AS	85,433	1,248

FINANCIALS 2.2%
Akbank TAS	9,291,746	4,579
Haci Omer Sabanci Holding AS (c)	7,475,017	8,918
Is Yatirim Menkul Degerler AS	1,217,391	1,599
Turkiye Garanti Bankasi AS	13,655,726	11,355
Turkiye Is Bankasi AS 'C'	8,197,918	4,929
Yapi ve Kredi Bankasi AS (c)	3,867,109	1,074

		32,454

INDUSTRIALS 0.0%
Tekfen Holding AS (a)	355,060	516

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	768,376	1,685

UTILITIES 0.1%
Aygaz AS	731,062	1,328

Total Turkey		45,150

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.1%
Nexteer Automotive Group Ltd.	2,384,000	1,503

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Total United States		1,503

Total Common Stocks (Cost $1,233,972)		1,369,436

PREFERRED STOCKS 7.8%
BRAZIL 7.8%
ENERGY 0.1%
Petroleo Brasileiro SA	219,600	1,543

FINANCIALS 5.9%
Banco Bradesco SA	8,245,006	38,480
Banco do Estado do Rio Grande do Sul SA	1,787,400	4,084
Itau Unibanco Holding SA	8,024,764	46,318

		88,882

MATERIALS 0.9%
Braskem SA	1,161,395	10,807
Gerdau SA	152,238	985
Metalurgica Gerdau SA	429,900	1,107
Usinas Siderurgicas de Minas Gerais SA Usiminas	358,600	1,052

		13,951

UTILITIES 0.9%
Cia Energetica de Minas Gerais	3,082,676	9,848
Cia Paranaense de Energia	1,835,700	2,915

		12,763

Total Brazil		117,139

CHILE 0.0%
CONSUMER STAPLES 0.0%
Embotelladora Andina SA	159,701	353

Total Chile		353

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	31,237	0
Transneft PJSC «	810	0

		0

Total Russia		0

Total Preferred Stocks (Cost $96,578)		117,492

REAL ESTATE INVESTMENT TRUSTS 0.4%
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Growthpoint Properties Ltd.	716,460	722
Redefine Properties Ltd.	3,894,988	1,231

		1,953

Total South Africa		1,953

TURKEY 0.3%
REAL ESTATE 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	22,213,052	3,558

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Total Turkey		3,558

Total Real Estate Investment Trusts (Cost $5,933)		5,511

SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (e) 0.7%		11,056

Total Short-Term Instruments (Cost $11,056)		11,056

Total Investments in Securities (Cost $1,347,539)		1,503,495

INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
MUTUAL FUNDS 2.2%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	33,825,782	33,826

Total Short-Term Instruments (Cost $33,826)		33,826

Total Investments in Affiliates (Cost $33,826)		33,826

Total Investments 102.1% (Cost $1,381,365)		$1,537,321
Other Assets and Liabilities, net (2.1)%		(31,736)

Net Assets 100.0%		$1,505,585

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $32,642 were out on loan in exchange for $35,037 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$11,056	U.S. Treasury Bills 0.000% due 08/04/2022		$(11,277)	$11,056	$11,056

Total Repurchase Agreements							$(11,277)	$11,056	$11,056

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$8,260	$0	$0	$8,260
	Consumer Discretionary				15,891	0	0	15,891
	Consumer Staples				4,148	0	0	4,148
	Energy				6,984	0	0	6,984
	Financials				79,210	0	0	79,210
	Industrials				17,016	0	0	17,016
	Information Technology				14,407	0	0	14,407
	Materials				8,504	0	0	8,504
	Utilities				5,670	0	0	5,670
Chile
	Consumer Discretionary				370	0	0	370
	Consumer Staples				3,325	0	0	3,325
	Financials				630	721	0	1,351
	Utilities				892	425	0	1,317
China
	Consumer Discretionary				0	5,818	0	5,818
	Consumer Staples				0	3,322	0	3,322
	Energy				2,170	19,396	0	21,566
	Financials				0	104,596	0	104,596
	Health Care				0	5,909	0	5,909
	Industrials				822	18,090	0	18,912
	Information Technology				0	30,619	0	30,619
	Materials				0	13,843	0	13,843
	Real Estate				0	4,491	337	4,828
	Utilities				0	1,424	0	1,424
Greece
	Communication Services				0	1,173	0	1,173
	Consumer Discretionary				0	954	0	954
	Energy				0	455	0	455
	Financials				0	4,818	0	4,818
Hong Kong
	Financials				868	1,228	0	2,096
	Industrials				1,312	8,208	0	9,520
	Materials				0	809	0	809
	Real Estate				0	3,841	0	3,841
	Utilities				0	23,797	0	23,797
India
	Consumer Discretionary				278	16,795	0	17,073
	Energy				0	42,783	0	42,783
	Financials				0	34,466	442	34,908
	Health Care				0	697	0	697
	Industrials				0	5,777	0	5,777
	Information Technology				0	2,698	0	2,698

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Materials	0	69,039	0	69,039
Utilities	0	4,405	0	4,405
Indonesia
Communication Services	0	10,642	0	10,642
Consumer Staples	0	204	0	204
Energy	5,436	4,463	0	9,899
Materials	0	1,036	0	1,036
Utilities	0	2,840	0	2,840
Malaysia
Communication Services	1,825	0	0	1,825
Consumer Discretionary	0	1,523	0	1,523
Consumer Staples	320	0	0	320
Financials	406	4,891	0	5,297
Industrials	0	3,128	0	3,128
Real Estate	171	0	0	171
Utilities	250	0	0	250
Mexico
Communication Services	36,163	0	0	36,163
Consumer Discretionary	617	0	0	617
Consumer Staples	9,816	0	0	9,816
Financials	3,482	0	0	3,482
Industrials	3,810	0	0	3,810
Materials	40,343	0	0	40,343
Philippines
Communication Services	4,967	713	0	5,680
Energy	604	0	0	604
Industrials	717	1,243	0	1,960
Utilities	153	0	0	153
Poland
Communication Services	0	689	0	689
Energy	0	969	0	969
Financials	0	10,856	0	10,856
Materials	0	3,529	0	3,529
Utilities	0	2,190	0	2,190
Russia
Financials	0	0	30	30
Saudi Arabia
Financials	0	3,626	0	3,626
Materials	0	633	0	633
South Africa
Communication Services	2,901	21,648	0	24,549
Consumer Discretionary	6,048	6,025	0	12,073
Consumer Staples	2,690	9,243	0	11,933
Energy	0	769	0	769
Financials	2,584	37,647	0	40,231
Health Care	6,317	0	0	6,317
Industrials	0	2,293	0	2,293
Materials	4,375	27,663	0	32,038
South Korea
Communication Services	899	24,670	0	25,569
Consumer Discretionary	0	45,141	0	45,141
Consumer Staples	0	1,252	0	1,252
Energy	0	1,393	0	1,393
Financials	0	16,482	0	16,482
Industrials	0	30,470	0	30,470
Information Technology	0	18,882	0	18,882
Materials	0	19,131	0	19,131
Utilities	0	9,991	0	9,991
Taiwan
Communication Services	0	1,950	0	1,950
Consumer Discretionary	0	2,303	0	2,303
Financials	0	4,603	0	4,603
Industrials	0	3,731	0	3,731
Information Technology	921	119,767	0	120,688
Thailand
Communication Services	0	3,027	0	3,027
Consumer Staples	0	1,900	0	1,900
Energy	0	14,717	0	14,717
Financials	0	100,804	0	100,804
Industrials	0	1,507	0	1,507
Information Technology	0	168	0	168
Materials	0	3,968	0	3,968
Real Estate	0	485	0	485
Turkey
Communication Services	3,729	0	0	3,729
Consumer Discretionary	4,190	0	0	4,190
Energy	1,248	0	0	1,248
Financials	12,954	19,500	0	32,454
Industrials	516	0	0	516
Materials	0	1,685	0	1,685
Utilities	1,328	0	0	1,328
United States
Consumer Discretionary	0	1,503	0	1,503
Preferred Stocks
Brazil
Energy	1,543	0	0	1,543

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2022 (Unaudited)

Financials	88,882	0	0	88,882
Materials	13,951	0	0	13,951
Utilities	12,763	0	0	12,763
Chile
Consumer Staples	0	353	0	353
Real Estate Investment Trusts
South Africa
Real Estate	1,953	0	0	1,953
Turkey
Real Estate	3,558	0	0	3,558
Short-Term Instruments
Repurchase Agreements	0	11,056	0	11,056

	$453,187	$1,049,499	$809	$1,503,495
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	33,826	0	0	33,826

Total Investments	$487,013	$1,049,499	$809	$1,537,321

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$114

Total Short-Term Instruments (Cost $114)		114

Total Investments in Securities (Cost $114)		114

	SHARES
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.7%
UNITED STATES 99.7%
PIMCO RAE Emerging Markets Fund	2,175,786	22,193
PIMCO RAE International Fund	8,151,927	68,802

Total Mutual Funds (Cost $96,524)		90,995

Total Investments in Affiliates (Cost $96,524)		90,995

Total Investments 99.8% (Cost $96,638)		$91,109
Other Assets and Liabilities, net 0.2%		185

Net Assets 100.0%		$91,294

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$114	U.S. Treasury Bills 0.000% due 08/04/2022		$(116)	$114	$114

Total Repurchase Agreements							$(116)	$114	$114

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$114	$0	$114

					$0	$114	$0	$114
Investments in Affiliates, at Value
Mutual Funds
United States					90,995	0	0	90,995

Total Investments					$90,995	$114	$0	$91,109

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE Global Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		$403

Total Short-Term Instruments (Cost $403)		403

Total Investments in Securities (Cost $403)		403

	SHARES
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Emerging Markets Fund	3,306,951	33,731
PIMCO RAE International Fund	12,386,730	104,544
PIMCO RAE US Fund	9,358,181	127,458

Total Mutual Funds (Cost $218,913)		265,733

Total Investments in Affiliates (Cost $218,913)		265,733

Total Investments 100.0% (Cost $219,316)		$266,136
Other Assets and Liabilities, net 0.0%		2

Net Assets 100.0%		$266,138

Schedule of Investments PIMCO RAE Global Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$403	U.S. Treasury Bills 0.000% due 08/04/2022		$(411)	$403	$403

Total Repurchase Agreements							$(411)	$403	$403

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$403	$0	$403

					$0	$403	$0	$403
Investments in Affiliates, at Value
Mutual Funds
United States					265,733	0	0	265,733

Total Investments					$265,733	$403	$0	$266,136

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE International Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.2%
AUSTRALIA 6.0%
COMMUNICATION SERVICES 0.7%
Telstra Corp. Ltd.	1,758,010	$5,194

CONSUMER DISCRETIONARY 0.4%
Crown Resorts Ltd. (a)	101,518	967
Wesfarmers Ltd.	42,984	1,613

		2,580

CONSUMER STAPLES 0.4%
Coles Group Ltd.	73,492	983
Endeavour Group Ltd.	29,402	160
Woolworths Group Ltd.	65,016	1,805

		2,948

ENERGY 0.2%
Ampol Ltd.	35,061	796
Woodside Petroleum Ltd.	23,042	554

		1,350

FINANCIALS 1.0%
AMP Ltd. (a)	1,030,486	739
Australia & New Zealand Banking Group Ltd.	19,056	390
Bendigo & Adelaide Bank Ltd.	40,164	307
Medibank Pvt Ltd.	407,286	936
QBE Insurance Group Ltd.	16,349	140
Suncorp Group Ltd.	549,189	4,553

		7,065

INDUSTRIALS 0.3%
Aurizon Holdings Ltd.	378,652	1,041
Brambles Ltd.	30,875	228
CIMIC Group Ltd.	6,777	111
Downer EDI Ltd.	68,035	273
Qantas Airways Ltd. (a)	111,813	432

		2,085

MATERIALS 2.1%
BHP Group Ltd.	123,265	4,759
BlueScope Steel Ltd.	30,077	468
Orica Ltd.	21,626	257
Rio Tinto Ltd.	99,121	8,861

		14,345

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	16,944	141

UTILITIES 0.9%
AGL Energy Ltd.	1,096,395	6,317

Total Australia		42,025

AUSTRIA 0.5%
FINANCIALS 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,726	330

MATERIALS 0.5%
Lenzing AG (a)	2,765	282

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

voestalpine AG	99,034	2,947

		3,229

Total Austria		3,559

BELGIUM 0.6%
COMMUNICATION SERVICES 0.3%
Proximus SADP	97,806	1,821

CONSUMER STAPLES 0.1%
Etablissements Franz Colruyt NV	26,047	1,078

HEALTH CARE 0.2%
UCB SA	10,930	1,307

INDUSTRIALS 0.0%
bpost SA (a)	10,634	71

Total Belgium		4,277

CANADA 5.0%
CONSUMER DISCRETIONARY 2.4%
Canadian Tire Corp. Ltd. 'A'	7,451	1,125
Gildan Activewear, Inc.	16,791	630
Magna International, Inc.	225,867	14,501

		16,256

CONSUMER STAPLES 0.1%
George Weston Ltd.	4,461	549

ENERGY 0.9%
Crescent Point Energy Corp.	410,417	2,974
Suncor Energy, Inc.	65,741	2,140
Vermilion Energy, Inc. (c)	62,283	1,308

		6,422

FINANCIALS 0.6%
CI Financial Corp.	48,751	775
Great-West Lifeco, Inc. (e)	11,478	338
Onex Corp.	4,310	289
Power Corp. of Canada (c)	63,620	1,969
Sun Life Financial, Inc.	11,353	634

		4,005

INDUSTRIALS 0.4%
Air Canada (a)	45,205	877
Thomson Reuters Corp.	19,629	2,131

		3,008

INFORMATION TECHNOLOGY 0.2%
Celestica, Inc. (a)	101,042	1,202

MATERIALS 0.1%
Teck Resources Ltd. 'B'	19,102	771

UTILITIES 0.3%
Atco Ltd. 'I'	52,081	1,789
Canadian Utilities Ltd. 'A'	16,281	499

		2,288

Total Canada		34,501

DENMARK 0.6%
CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	3,629	445

HEALTH CARE 0.0%
Novo Nordisk AS 'B'	2,323	258

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

INDUSTRIALS 0.5%
ISS AS (a)	186,981	3,323

Total Denmark		4,026

FINLAND 0.9%
FINANCIALS 0.7%
Nordea Bank Abp	478,756	4,927

INDUSTRIALS 0.0%
Wartsila Oyj Abp	37,044	338

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	84,906	468

MATERIALS 0.1%
Outokumpu OYJ (a)	33,424	178
UPM-Kymmene Oyj	12,309	402

		580

Total Finland		6,313

FRANCE 4.6%
COMMUNICATION SERVICES 0.3%
Orange SA	195,284	2,312

CONSUMER DISCRETIONARY 0.8%
Cie Generale des Etablissements Michelin SCA	8,262	1,120
Renault SA	40,959	1,071
Valeo SA	196,867	3,636

		5,827

CONSUMER STAPLES 0.5%
Carrefour SA	143,383	3,120
Casino Guichard Perrachon SA (c)	39,212	722

		3,842

ENERGY 0.3%
TotalEnergies SE	36,567	1,850

FINANCIALS 0.5%
AXA SA	111,187	3,255
CNP Assurances	4,131	99

		3,354

HEALTH CARE 0.5%
Sanofi	31,023	3,172

INDUSTRIALS 1.0%
Cie de Saint-Gobain	53,482	3,182
Eiffage SA	5,255	540
Schneider Electric SE	17,797	2,988

		6,710

INFORMATION TECHNOLOGY 0.0%
Capgemini SE	715	159

UTILITIES 0.7%
Engie SA	264,400	3,476
Veolia Environnement SA	38,507	1,235

		4,711

Total France		31,937

GERMANY 3.6%
CONSUMER DISCRETIONARY 1.7%
Bayerische Motoren Werke AG	39,673	3,428
Continental AG (a)	9,346	670
Mercedes-Benz Group AG	92,087	6,464

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

TUI AG (c)	430,835	1,353

		11,915

CONSUMER STAPLES 0.3%
Metro AG	264,155	2,341

FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,019	1,876
Talanx AG	10,641	469

		2,345

INDUSTRIALS 0.4%
Daimler Truck Holding AG (a)	36,782	1,020
Deutsche Post AG	40,933	1,955

		2,975

MATERIALS 0.5%
BASF SE	37,818	2,158
Evonik Industries AG	47,891	1,328

		3,486

UTILITIES 0.3%
Uniper SE	76,868	1,986

Total Germany		25,048

HONG KONG 1.9%
CONSUMER DISCRETIONARY 0.2%
Skyworth Group Ltd. (a)	1,346,215	685
Yue Yuen Industrial Holdings Ltd. (a)	425,000	686

		1,371

CONSUMER STAPLES 0.1%
First Pacific Co. Ltd.	984,000	397

INDUSTRIALS 0.2%
CK Hutchison Holdings Ltd.	78,500	574
Hutchison Port Holdings Trust	3,572,100	871

		1,445

INFORMATION TECHNOLOGY 0.3%
Kingboard Holdings Ltd.	322,000	1,553
Kingboard Laminates Holdings Ltd.	448,500	731

		2,284

MATERIALS 0.0%
Lee & Man Paper Manufacturing Ltd.	508,000	263

REAL ESTATE 1.1%
CK Asset Holdings Ltd.	31,500	216
Hang Lung Group Ltd.	159,000	336
Henderson Land Development Co. Ltd.	28,000	116
Hongkong Land Holdings Ltd.	98,500	481
Hopson Development Holdings Ltd.	85,557	162
Hysan Development Co. Ltd.	23,000	67
Kerry Properties Ltd.	404,000	1,138
New World Development Co. Ltd.	51,000	207
Sino Land Co. Ltd.	156,000	201
Sun Hung Kai Properties Ltd.	19,500	232
Swire Pacific Ltd. 'A'	406,000	2,469
Wharf Holdings Ltd.	564,000	1,718
Wharf Real Estate Investment Co. Ltd.	38,000	188

		7,531

Total Hong Kong		13,291

IRELAND 0.3%
FINANCIALS 0.1%
Bank of Ireland Group PLC (a)	123,459	785

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

INDUSTRIALS 0.2%
AerCap Holdings NV (a)	21,412	1,077

Total Ireland		1,862

ISRAEL 1.6%
COMMUNICATION SERVICES 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	1,712,939	2,935

ENERGY 0.3%
Delek Group Ltd. (a)	4,895	708
Oil Refineries Ltd. (a)	2,209,648	877
Paz Oil Co. Ltd. (a)	4,286	629

		2,214

FINANCIALS 0.1%
Bank Hapoalim BM	43,790	433

HEALTH CARE 0.4%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	299,112	2,809

MATERIALS 0.3%
ICL Group Ltd.	20,220	240
Israel Corp. Ltd. (a)	3,578	2,070

		2,310

REAL ESTATE 0.1%
Gazit-Globe Ltd.	47,831	434

Total Israel		11,135

ITALY 3.3%
COMMUNICATION SERVICES 0.2%
Telecom Italia SpA	4,241,947	1,557

ENERGY 1.2%
Eni SpA	518,051	7,555
Saras SpA	1,013,652	775

		8,330

FINANCIALS 1.1%
Assicurazioni Generali SpA (c)	122,905	2,811
Banca Monte dei Paschi di Siena SpA (a)	363,094	373
Intesa Sanpaolo SpA	1,561,763	3,574
Unipol Gruppo SpA	102,691	563
UnipolSai Assicurazioni SpA	60,534	179

		7,500

INDUSTRIALS 0.1%
Leonardo SpA (a)	47,220	469

UTILITIES 0.7%
A2A SpA	409,507	702
Enel SpA	695,401	4,643

		5,345

Total Italy		23,201

JAPAN 28.1%
COMMUNICATION SERVICES 1.9%
Dentsu Group, Inc.	5,700	233
Mixi, Inc. (c)	51,300	921
Nippon Telegraph & Telephone Corp. (c)	422,500	12,275

		13,429

CONSUMER DISCRETIONARY 6.7%
Bridgestone Corp.	148,900	5,780
Casio Computer Co. Ltd. (c)	26,300	301
EDION Corp. (c)	91,500	850
Exedy Corp. (c)	22,200	285

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

H2O Retailing Corp. (c)	103,400	714
Isetan Mitsukoshi Holdings Ltd.	76,800	604
Isuzu Motors Ltd.	398,000	5,141
Izumi Co. Ltd.	5,100	134
JTEKT Corp.	34,800	272
K's Holdings Corp. (c)	65,500	675
Mazda Motor Corp.	401,600	2,952
Nikon Corp.	168,000	1,794
Nissan Motor Co. Ltd.	1,524,700	6,775
Panasonic Corp.	1,249,400	12,134
Sega Sammy Holdings, Inc.	51,000	880
Sekisui House Ltd.	96,900	1,874
Shimamura Co. Ltd.	12,900	1,147
Subaru Corp.	66,200	1,052
Sumitomo Electric Industries Ltd.	82,800	984
Sumitomo Forestry Co. Ltd.	8,000	141
Sumitomo Rubber Industries Ltd.	32,900	301
Suzuki Motor Corp.	38,300	1,313
Tokai Rika Co. Ltd. (c)	26,600	326
TS Tech Co. Ltd.	21,100	236

		46,665

CONSUMER STAPLES 0.7%
Ajinomoto Co., Inc.	38,900	1,104
Itoham Yonekyu Holdings, Inc.	90,300	479
Japan Tobacco, Inc.	69,956	1,195
Kewpie Corp.	8,800	169
NH Foods Ltd. (c)	5,000	170
Pola Orbis Holdings, Inc.	23,600	307
Seven & i Holdings Co. Ltd.	14,800	706
United Super Markets Holdings, Inc.	40,400	349
Yamazaki Baking Co. Ltd.	9,300	114

		4,593

ENERGY 0.1%
Cosmo Energy Holdings Co. Ltd.	8,600	184
ENEOS Holdings, Inc. (c)	39,200	147

		331

FINANCIALS 4.8%
Chiba Bank Ltd. (c)	26,200	154
Concordia Financial Group Ltd.	100,400	374
Credit Saison Co. Ltd.	8,700	92
Japan Post Holdings Co. Ltd.	2,467,000	18,118
Japan Post Insurance Co. Ltd.	18,900	329
MS&AD Insurance Group Holdings, Inc.	222,800	7,234
ORIX Corp.	117,200	2,336
Sompo Holdings, Inc.	83,900	3,687
Sumitomo Mitsui Trust Holdings, Inc. (c)	5,100	166
T&D Holdings, Inc.	27,700	376
Tokio Marine Holdings, Inc.	9,300	541

		33,407

HEALTH CARE 0.7%
Eisai Co. Ltd.	12,900	598
Medipal Holdings Corp.	118,800	1,955
Shionogi & Co. Ltd.	18,900	1,161
Suzuken Co. Ltd.	28,200	835

		4,549

INDUSTRIALS 3.5%
AGC, Inc.	12,700	508
Amada Co. Ltd.	39,700	349
ANA Holdings, Inc. (a)(c)	27,600	577
Dai Nippon Printing Co. Ltd.	139,600	3,273
East Japan Railway Co.	7,900	457
Ebara Corp.	9,600	533
Fujikura Ltd.	158,600	803
Furukawa Electric Co. Ltd. (c)	35,000	621
GS Yuasa Corp. (c)	27,000	513
Hino Motors Ltd. (c)	96,100	562
Inabata & Co. Ltd.	35,600	600
Japan Airlines Co. Ltd. (c)	234,300	4,368
Kajima Corp.	22,100	269
Komatsu Ltd.	5,500	132
Mitsubishi Electric Corp.	145,700	1,671
Mitsubishi Heavy Industries Ltd. (c)	52,800	1,733
Nippon Express Holdings, Inc.	5,100	350
Nippon Steel Trading Corp.	12,300	532
NTN Corp.	116,100	202

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Obayashi Corp.	16,200	119
Persol Holdings Co. Ltd.	46,800	1,049
Secom Co. Ltd.	1,300	94
Seibu Holdings, Inc.	43,700	452
Shimizu Corp. (c)	68,100	409
Sojitz Corp. (c)	30,420	500
Taisei Corp.	3,300	95
Toppan, Inc.	47,800	843
Toshiba Corp. (c)	25,800	980
Toyota Tsusho Corp.	20,200	829
West Japan Railway Co.	12,700	526
Yamato Holdings Co. Ltd. (c)	31,200	583

		24,532

INFORMATION TECHNOLOGY 5.2%
Alps Alpine Co. Ltd. (c)	202,500	1,994
Brother Industries Ltd. (c)	28,600	520
Canon Marketing Japan, Inc.	7,800	160
Canon, Inc.	349,850	8,527
Citizen Watch Co. Ltd. (c)	161,300	683
FUJIFILM Holdings Corp.	43,500	2,655
Fujitsu Ltd.	46,400	6,952
Konica Minolta, Inc. (c)	81,400	342
NEC Corp.	9,000	378
Nippon Electric Glass Co. Ltd.	38,700	856
Omron Corp.	13,000	865
Ricoh Co. Ltd. (c)	450,900	3,905
Rohm Co. Ltd.	5,400	419
SCREEN Holdings Co. Ltd. (c)	3,600	359
Seiko Epson Corp. (c)	174,900	2,628
TDK Corp.	30,300	1,093
Tokyo Electron Ltd.	7,900	4,057

		36,393

MATERIALS 2.4%
Daicel Corp. (c)	169,000	1,126
DIC Corp.	13,600	278
JFE Holdings, Inc. (c)	45,600	638
JSR Corp. (c)	16,300	480
Kaneka Corp.	16,100	465
Mitsubishi Chemical Holdings Corp. (c)	239,300	1,591
Mitsubishi Gas Chemical Co., Inc.	7,400	125
Mitsubishi Materials Corp.	25,900	453
Mitsui Chemicals, Inc. (c)	34,000	855
Nippon Steel Corp.	77,800	1,373
Nitto Denko Corp.	76,400	5,477
Taiheiyo Cement Corp.	8,300	137
Toray Industries, Inc.	386,300	2,009
Toyo Seikan Group Holdings Ltd.	111,800	1,279
Ube Industries Ltd. (c)	27,600	450
Zeon Corp.	15,300	170

		16,906

REAL ESTATE 1.3%
Daito Trust Construction Co. Ltd.	68,400	7,260
Nomura Real Estate Holdings, Inc.	73,200	1,753

		9,013

UTILITIES 0.8%
Chubu Electric Power Co., Inc. (c)	109,600	1,134
Electric Power Development Co. Ltd. 'C'	68,800	983
Hokkaido Electric Power Co., Inc. (c)	84,400	334
Hokuriku Electric Power Co. (c)	73,600	320
Shikoku Electric Power Co., Inc. (c)	56,700	367
Tohoku Electric Power Co., Inc. (c)	100,600	587
Tokyo Electric Power Co. Holdings, Inc. (a)	580,600	1,917

		5,642

Total Japan		195,460

LUXEMBOURG 2.5%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular SA (a)	5,475	139
RTL Group SA	10,367	575

		714

MATERIALS 2.4%
ArcelorMittal SA	532,668	17,063

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Total Luxembourg		17,777

NETHERLANDS 7.6%
COMMUNICATION SERVICES 0.3%
Koninklijke KPN NV	314,335	1,091
VEON Ltd. ADR (a)	1,443,617	985

		2,076

CONSUMER DISCRETIONARY 1.1%
Stellantis NV	143,031	2,319
Stellantis NV (c)	330,628	5,379

		7,698

CONSUMER STAPLES 3.5%
Koninklijke Ahold Delhaize NV	763,059	24,544

FINANCIALS 0.3%
Aegon NV	180,127	955
ING Groep NV	88,953	929

		1,884

HEALTH CARE 0.1%
Koninklijke Philips NV	28,392	866

INDUSTRIALS 1.6%
Randstad NV (c)	80,670	4,853
Signify NV	134,111	6,238

		11,091

MATERIALS 0.7%
Akzo Nobel NV	45,485	3,908
Koninklijke DSM NV	2,829	506

		4,414

Total Netherlands		52,573

NEW ZEALAND 0.5%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	160,457	508

INDUSTRIALS 0.3%
Air New Zealand Ltd. (a)(c)	469,971	419
Fletcher Building Ltd.	506,270	2,232

		2,651

UTILITIES 0.1%
Contact Energy Ltd.	79,739	449

Total New Zealand		3,608

NORWAY 0.7%
COMMUNICATION SERVICES 0.1%
Telenor ASA	41,192	591

ENERGY 0.4%
Equinor ASA	75,831	2,831

FINANCIALS 0.0%
DNB Bank ASA	12,587	285

INFORMATION TECHNOLOGY 0.0%
Atea ASA	21,253	318

MATERIALS 0.2%
Norsk Hydro ASA	101,456	986

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Yara International ASA	1,568	78

		1,064

Total Norway		5,089

PORTUGAL 0.4%
CONSUMER STAPLES 0.0%
Sonae SGPS SA	108,806	125

MATERIALS 0.1%
Navigator Co. SA	172,859	643

UTILITIES 0.3%
EDP - Energias de Portugal SA	384,918	1,895

Total Portugal		2,663

SINGAPORE 0.2%
COMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	223,000	433

CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	2,067,000	463

INDUSTRIALS 0.0%
ComfortDelGro Corp. Ltd.	349,900	383

UTILITIES 0.0%
Sembcorp Industries Ltd.	104,000	204

Total Singapore		1,483

SPAIN 5.4%
COMMUNICATION SERVICES 2.9%
Telefonica SA	4,172,747	20,222

ENERGY 0.1%
Repsol SA	59,366	777

FINANCIALS 1.3%
Banco Bilbao Vizcaya Argentaria SA (c)	139,706	798
Banco de Sabadell SA	4,529,272	3,701
Banco Santander SA	1,067,966	3,631
Mapfre SA	586,135	1,226

		9,356

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	39,287	1,059

UTILITIES 0.9%
Endesa SA	68,591	1,496
Naturgy Energy Group SA (c)	163,261	4,891

		6,387

Total Spain		37,801

SWEDEN 0.6%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	97,643	392

CONSUMER DISCRETIONARY 0.3%
Electrolux AB (c)	19,077	288
H & M Hennes & Mauritz AB 'B'	135,394	1,818
JM AB	2,448	78

		2,184

FINANCIALS 0.1%
Swedbank AB 'A' (c)	71,418	1,067

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

INDUSTRIALS 0.1%
Skanska AB 'B'	17,245	386

INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	8,582	78

Total Sweden		4,107

SWITZERLAND 8.5%
COMMUNICATION SERVICES 0.1%
Swisscom AG	1,271	764

CONSUMER DISCRETIONARY 0.7%
Swatch Group AG	18,007	5,105

CONSUMER STAPLES 2.7%
Nestle SA	142,020	18,465

FINANCIALS 1.8%
Swiss Life Holding AG	3,210	2,057
Swiss Re AG	18,186	1,731
UBS Group AG	180,427	3,526
Zurich Insurance Group AG	9,848	4,864

		12,178

HEALTH CARE 1.5%
Novartis AG	45,473	3,992
Roche Holding AG	16,789	6,643

		10,635

INDUSTRIALS 1.0%
ABB Ltd.	66,489	2,157
Adecco Group AG	101,007	4,582

		6,739

INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	5,680	744

MATERIALS 0.6%
Glencore PLC	554,752	3,610
Holcim Ltd.	12,751	620

		4,230

Total Switzerland		58,860

UNITED KINGDOM 13.6%
COMMUNICATION SERVICES 0.9%
ITV PLC (a)	90,795	97
Pearson PLC	33,859	332
WPP PLC	441,203	5,775

		6,204

CONSUMER DISCRETIONARY 0.7%
Barratt Developments PLC	67,322	458
Berkeley Group Holdings PLC	6,082	297
Inchcape PLC	263,074	2,302
Kingfisher PLC	479,369	1,600
Persimmon PLC	5,525	155
Taylor Wimpey PLC	53,161	90

		4,902

CONSUMER STAPLES 1.1%
British American Tobacco PLC	57,181	2,402
Imperial Brands PLC	76,581	1,613
Marks & Spencer Group PLC (a)	1,313,021	2,650
Unilever PLC	17,772	807

		7,472

ENERGY 3.0%
Shell PLC	756,794	20,694

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Subsea 7 SA	52,387	487

		21,181

FINANCIALS 1.7%
abrdn PLC	184,977	518
Aviva PLC	437,634	2,590
Direct Line Insurance Group PLC	167,683	604
M&G PLC	2,777,978	8,004

		11,716

HEALTH CARE 0.0%
Smith & Nephew PLC	7,327	116

INDUSTRIALS 0.5%
easyJet PLC	11,216	82
Ferguson PLC	10,364	1,404
Royal Mail PLC	408,951	1,757

		3,243

INFORMATION TECHNOLOGY 0.2%
Micro Focus International PLC	248,157	1,311

MATERIALS 3.2%
Evraz PLC «	238,175	253
Mondi PLC	30,367	590
Rio Tinto PLC	270,505	21,626

		22,469

UTILITIES 2.3%
Centrica PLC (a)	10,221,689	10,692
SSE PLC	235,436	5,380

		16,072

Total United Kingdom		94,686

UNITED STATES 0.2%
MATERIALS 0.2%
Sims Ltd.	68,720	1,108

Total United States		1,108

Total Common Stocks (Cost $524,795)		676,390

PREFERRED STOCKS 0.2%
GERMANY 0.2%
CONSUMER DISCRETIONARY 0.2%
Schaeffler AG	169,785	1,048

CONSUMER STAPLES 0.0%
Henkel AG & Co. KGaA	2,257	151

Total Preferred Stocks (Cost $1,390)		1,199

REAL ESTATE INVESTMENT TRUSTS 1.5%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Stockland	202,356	641
Vicinity Centres	302,968	420

		1,061

Total Australia		1,061

CANADA 0.2%
REAL ESTATE 0.2%
H&R Real Estate Investment Trust REIT	97,186	1,015
Primaris REIT	22,471	278

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

RioCan Real Estate Investment Trust	10,742	217

		1,510

Total Canada		1,510

FRANCE 1.1%
REAL ESTATE 1.1%
Unibail-Rodamco-Westfield	102,753	7,697

Total France		7,697

Total Real Estate Investment Trusts (Cost $10,439)		10,268

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (f) 0.1%		754

Total Short-Term Instruments (Cost $754)		754

Total Investments in Securities (Cost $537,378)		688,611

	SHARES
INVESTMENTS IN AFFILIATES 10.8%
SHORT-TERM INSTRUMENTS 10.8%
MUTUAL FUNDS 10.8%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	74,896,865	74,897

Total Short-Term Instruments (Cost $74,897)		74,897

Total Investments in Affiliates (Cost $74,897)		74,897

Total Investments 109.8% (Cost $612,275)		$763,508
Other Assets and Liabilities, net (9.8)%		(67,921)

Net Assets 100.0%		$695,587

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $71,037 were out on loan in exchange for $75,520 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Great-West Lifeco, Inc.					06/27/2018 - 03/18/2022		$230	$338	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$754	U.S. Treasury Bills 0.000% due 08/04/2022		$(769)	$754	$754

Total Repurchase Agreements							$(769)	$754	$754

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$5,194	$0	$5,194
	Consumer Discretionary				0	2,580	0	2,580
	Consumer Staples				0	2,948	0	2,948
	Energy				0	1,350	0	1,350
	Financials				0	7,065	0	7,065
	Industrials				0	2,085	0	2,085
	Materials				1,201	13,144	0	14,345
	Real Estate				0	141	0	141
	Utilities				0	6,317	0	6,317
Austria
	Financials				330	0	0	330
	Materials				0	3,229	0	3,229
Belgium
	Communication Services				0	1,821	0	1,821
	Consumer Staples				0	1,078	0	1,078
	Health Care				0	1,307	0	1,307
	Industrials				0	71	0	71
Canada
	Consumer Discretionary				16,256	0	0	16,256
	Consumer Staples				549	0	0	549
	Energy				6,422	0	0	6,422
	Financials				4,005	0	0	4,005
	Industrials				3,008	0	0	3,008
	Information Technology				1,202	0	0	1,202
	Materials				771	0	0	771
	Utilities				2,288	0	0	2,288
Denmark
	Consumer Staples				0	445	0	445
	Health Care				0	258	0	258
	Industrials				0	3,323	0	3,323
Finland
	Financials				0	4,927	0	4,927
	Industrials				0	338	0	338
	Information Technology				0	468	0	468
	Materials				0	580	0	580
France
	Communication Services				2,312	0	0	2,312

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Consumer Discretionary	0	5,827	0	5,827
Consumer Staples	0	3,842	0	3,842
Energy	0	1,850	0	1,850
Financials	0	3,354	0	3,354
Health Care	0	3,172	0	3,172
Industrials	0	6,710	0	6,710
Information Technology	0	159	0	159
Utilities	0	4,711	0	4,711
Germany
Consumer Discretionary	0	11,915	0	11,915
Consumer Staples	0	2,341	0	2,341
Financials	0	2,345	0	2,345
Industrials	0	2,975	0	2,975
Materials	0	3,486	0	3,486
Utilities	0	1,986	0	1,986
Hong Kong
Consumer Discretionary	686	685	0	1,371
Consumer Staples	0	397	0	397
Industrials	0	1,445	0	1,445
Information Technology	0	2,284	0	2,284
Materials	0	263	0	263
Real Estate	67	7,464	0	7,531
Ireland
Financials	0	785	0	785
Industrials	1,077	0	0	1,077
Israel
Communication Services	0	2,935	0	2,935
Energy	0	2,214	0	2,214
Financials	0	433	0	433
Health Care	2,809	0	0	2,809
Materials	0	2,310	0	2,310
Real Estate	0	434	0	434
Italy
Communication Services	0	1,557	0	1,557
Energy	0	8,330	0	8,330
Financials	0	7,500	0	7,500
Industrials	0	469	0	469
Utilities	0	5,345	0	5,345
Japan
Communication Services	0	13,429	0	13,429
Consumer Discretionary	1,052	45,613	0	46,665
Consumer Staples	0	4,593	0	4,593
Energy	0	331	0	331
Financials	0	33,407	0	33,407
Health Care	0	4,549	0	4,549
Industrials	132	24,400	0	24,532
Information Technology	0	36,393	0	36,393
Materials	0	16,906	0	16,906
Real Estate	0	9,013	0	9,013
Utilities	0	5,642	0	5,642
Luxembourg
Communication Services	0	714	0	714
Materials	0	17,063	0	17,063
Netherlands
Communication Services	985	1,091	0	2,076
Consumer Discretionary	5,379	2,319	0	7,698
Consumer Staples	0	24,544	0	24,544
Financials	0	1,884	0	1,884
Health Care	0	866	0	866
Industrials	0	11,091	0	11,091
Materials	0	4,414	0	4,414
New Zealand
Communication Services	0	508	0	508
Industrials	0	2,651	0	2,651
Utilities	0	449	0	449
Norway
Communication Services	0	591	0	591
Energy	0	2,831	0	2,831
Financials	0	285	0	285
Information Technology	0	318	0	318
Materials	0	1,064	0	1,064
Portugal
Consumer Staples	0	125	0	125
Materials	0	643	0	643
Utilities	0	1,895	0	1,895
Singapore
Communication Services	0	433	0	433
Consumer Staples	0	463	0	463
Industrials	0	383	0	383
Utilities	0	204	0	204
Spain
Communication Services	0	20,222	0	20,222
Energy	0	777	0	777
Financials	0	9,356	0	9,356
Industrials	0	1,059	0	1,059
Utilities	0	6,387	0	6,387

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2022 (Unaudited)

Sweden
Communication Services	0	392	0	392
Consumer Discretionary	0	2,184	0	2,184
Financials	0	1,067	0	1,067
Industrials	0	386	0	386
Information Technology	0	78	0	78
Switzerland
Communication Services	0	764	0	764
Consumer Discretionary	0	5,105	0	5,105
Consumer Staples	0	18,465	0	18,465
Financials	0	12,178	0	12,178
Health Care	0	10,635	0	10,635
Industrials	2,157	4,582	0	6,739
Information Technology	744	0	0	744
Materials	0	4,230	0	4,230
United Kingdom
Communication Services	0	6,204	0	6,204
Consumer Discretionary	0	4,902	0	4,902
Consumer Staples	0	7,472	0	7,472
Energy	0	21,181	0	21,181
Financials	0	11,716	0	11,716
Health Care	0	116	0	116
Industrials	0	3,243	0	3,243
Information Technology	0	1,311	0	1,311
Materials	0	22,216	253	22,469
Utilities	0	16,072	0	16,072
United States
Materials	0	1,108	0	1,108
Preferred Stocks
Germany
Consumer Discretionary	0	1,048	0	1,048
Consumer Staples	0	151	0	151
Real Estate Investment Trusts
Australia
Real Estate	0	1,061	0	1,061
Canada
Real Estate	1,510	0	0	1,510
France
Real Estate	0	7,697	0	7,697
Short-Term Instruments
Repurchase Agreements	0	754	0	754

	$54,942	$633,416	$253	$688,611
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	74,897	0	0	74,897

Total Investments	$129,839	$633,416	$253	$763,508

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE US Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
COMMON STOCKS 98.3%
UNITED KINGDOM 0.3%
CONSUMER DISCRETIONARY 0.2%
Capri Holdings Ltd. (a)	40,908	$2,102

CONSUMER STAPLES 0.1%
Coca-Cola Europacific Partners PLC	11,696	569

Total United Kingdom		2,671

UNITED STATES 98.0%
COMMUNICATION SERVICES 1.2%
Altice USA, Inc. 'A' (a)	44,649	557
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	47,768	2,185
Loyalty Ventures, Inc. (a)	25,475	421
Lumen Technologies, Inc.	228,964	2,580
News Corp. 'A'	33,012	731
Paramount Global	12,877	487
Verizon Communications, Inc.	109,374	5,572

		12,533

CONSUMER DISCRETIONARY 12.9%
Adient PLC (a)	26,680	1,088
AutoNation, Inc. (a)	7,979	795
Bed Bath & Beyond, Inc. (a)	283,897	6,396
Best Buy Co., Inc.	23,905	2,173
Booking Holdings, Inc. (a)	3,214	7,548
Carnival Corp. (a)	432,883	8,753
eBay, Inc.	244,098	13,977
Expedia Group, Inc. (a)	14,455	2,828
Ford Motor Co.	1,212,670	20,506
Gap, Inc.	31,098	438
General Motors Co. (a)	59,493	2,602
Goodyear Tire & Rubber Co. (a)	211,831	3,027
Hyatt Hotels Corp. 'A' (a)	4,430	423
Kohl's Corp.	403,865	24,418
Las Vegas Sands Corp. (a)	17,641	686
Lear Corp.	9,356	1,334
Lowe's Cos., Inc.	5,554	1,123
Macy's, Inc.	550,271	13,405
MGM Resorts International	35,688	1,497
Nordstrom, Inc. (c)	117,569	3,187
Norwegian Cruise Line Holdings Ltd. (a)	16,706	365
PulteGroup, Inc.	1,494	63
PVH Corp.	1,854	142
Qurate Retail, Inc.	532,925	2,537
Ralph Lauren Corp.	1,157	131
Royal Caribbean Cruises Ltd. (a)	9,209	772
Starbucks Corp.	2,433	221
Tapestry, Inc.	49,722	1,847
Target Corp.	66,133	14,035
Victoria's Secret & Co. (a)	13,559	696
Whirlpool Corp.	9,675	1,672
Yum! Brands, Inc.	3,632	430

		139,115

CONSUMER STAPLES 5.5%
Altria Group, Inc.	68,242	3,566
Archer-Daniels-Midland Co.	4,546	410
Bunge Ltd.	27,645	3,063
Ingredion, Inc.	7,252	632
Kroger Co.	69,518	3,988
Philip Morris International, Inc.	41,394	3,889
Sysco Corp.	40,937	3,343
Walgreens Boots Alliance, Inc.	785,908	35,185

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2022 (Unaudited)

Walmart, Inc.	31,675	4,717

		58,793

ENERGY 13.1%
APA Corp.	26,192	1,083
Baker Hughes Co.	26,902	979
ConocoPhillips	98,597	9,860
Exxon Mobil Corp.	298,638	24,664
HF Sinclair Corp.	193,824	7,724
Marathon Oil Corp.	224,677	5,642
Marathon Petroleum Corp.	348,275	29,777
NOV, Inc.	18,566	364
PBF Energy, Inc. 'A' (a)	86,418	2,106
Phillips 66	255,418	22,066
Schlumberger NV	923	38
Transocean Ltd. (a)	643,246	2,940
Valero Energy Corp.	326,456	33,148
World Fuel Services Corp.	47,376	1,281

		141,672

FINANCIALS 12.6%
Aflac, Inc.	34,650	2,231
Allstate Corp.	27,149	3,760
Ally Financial, Inc.	90,987	3,956
American International Group, Inc.	204,049	12,808
Ameriprise Financial, Inc.	13,695	4,113
Bank of New York Mellon Corp.	31,006	1,539
Capital One Financial Corp.	39,159	5,141
Citigroup, Inc.	122,633	6,549
Comerica, Inc.	29,731	2,689
Discover Financial Services	85,193	9,387
Franklin Resources, Inc.	357,226	9,974
Genworth Financial, Inc. 'A' (a)	359,898	1,360
Invesco Ltd.	29,697	685
Jefferies Financial Group, Inc.	8,748	287
Loews Corp.	20,821	1,350
MetLife, Inc.	12,950	910
Navient Corp.	264,859	4,513
Old Republic International Corp.	6,645	172
Synchrony Financial	446,332	15,537
Travelers Cos., Inc.	34,786	6,356
Unum Group	10,869	343
Wells Fargo & Co.	881,562	42,721

		136,381

HEALTH CARE 17.5%
AmerisourceBergen Corp.	1,675	259
Amgen, Inc.	101,704	24,594
Anthem, Inc.	2,608	1,281
Biogen, Inc. (a)	49,568	10,439
Cardinal Health, Inc.	301,893	17,117
DaVita, Inc. (a)	34,940	3,952
Gilead Sciences, Inc.	439,189	26,110
Humana, Inc.	1,772	771
Johnson & Johnson	68,151	12,079
McKesson Corp.	79,586	24,364
Merck & Co., Inc.	232,156	19,049
Organon & Co.	6,330	221
Pfizer, Inc.	923,027	47,785
Universal Health Services, Inc. 'B'	4,121	597
Viatris, Inc.	37,988	413

		189,031

INDUSTRIALS 7.6%
AGCO Corp.	2,766	404
American Airlines Group, Inc. (a)	1,209,746	22,078
Boeing Co. (a)	1,011	194
Caterpillar, Inc.	4,318	962
CH Robinson Worldwide, Inc.	23,607	2,543
CSX Corp.	2,945	110
Cummins, Inc.	6,588	1,351
Delta Air Lines, Inc. (a)	47,746	1,889
Emerson Electric Co.	28,567	2,801
Fluor Corp. (a)	290,618	8,338
General Electric Co.	179,002	16,379
Honeywell International, Inc.	7,147	1,391
Howmet Aerospace, Inc.	29,043	1,044
Illinois Tool Works, Inc.	8,290	1,736
JetBlue Airways Corp. (a)	56,787	849
Johnson Controls International PLC	2,613	171
ManpowerGroup, Inc.	59,295	5,569

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2022 (Unaudited)

Nielsen Holdings PLC	38,911	1,060
Southwest Airlines Co. (a)	39,765	1,821
Spirit AeroSystems Holdings, Inc. 'A'	91,457	4,471
Union Pacific Corp.	17,949	4,904
United Airlines Holdings, Inc. (a)	34,967	1,621
WW Grainger, Inc.	881	454

		82,140

INFORMATION TECHNOLOGY 20.7%
Alliance Data Systems Corp.	85,613	4,807
Amdocs Ltd.	8,389	690
Apple, Inc.	278,285	48,591
Applied Materials, Inc.	38,902	5,127
Arrow Electronics, Inc. (a)	16,223	1,925
Avnet, Inc.	101,724	4,129
Cisco Systems, Inc.	788,431	43,963
Citrix Systems, Inc.	22,028	2,223
Cognizant Technology Solutions Corp. 'A'	2,164	194
Corning, Inc.	31,649	1,168
DXC Technology Co. (a)	61,198	1,997
Flex Ltd. (a)	53,963	1,001
Hewlett Packard Enterprise Co.	805,324	13,457
HP, Inc.	175,937	6,386
Intel Corp.	233,682	11,581
Jabil, Inc.	71,769	4,430
Juniper Networks, Inc.	189,911	7,057
Kyndryl Holdings, Inc. (a)	15,888	208
NetApp, Inc.	156,611	12,999
NortonLifeLock, Inc.	278,998	7,399
Oracle Corp.	144,733	11,974
QUALCOMM, Inc.	138,704	21,197
Seagate Technology Holdings PLC	29,102	2,616
Skyworks Solutions, Inc.	2,039	272
Texas Instruments, Inc.	5,004	918
Western Digital Corp. (a)	80,295	3,987
Western Union Co.	8,255	155
Xerox Holdings Corp.	157,280	3,172

		223,623

MATERIALS 1.2%
Alcoa Corp.	49,759	4,480
Eastman Chemical Co.	1,904	213
International Paper Co.	45,717	2,110
LyondellBasell Industries NV 'A'	35,204	3,620
Mosaic Co.	9,052	602
Reliance Steel & Aluminum Co.	9,068	1,662

		12,687

UTILITIES 5.7%
AES Corp.	146,569	3,771
Ameren Corp.	18,869	1,769
Consolidated Edison, Inc.	21,960	2,079
Constellation Energy Corp.	52,070	2,929
Evergy, Inc.	142,608	9,746
Exelon Corp.	256,073	12,197
FirstEnergy Corp.	132,766	6,089
Pinnacle West Capital Corp.	12,733	994
PPL Corp.	56,709	1,620
Public Service Enterprise Group, Inc.	35,060	2,454
Southern Co.	118,448	8,589
Vistra Corp.	394,121	9,163
WEC Energy Group, Inc.	2,201	220

		61,620

Total United States		1,057,595

Total Common Stocks (Cost $774,652)		1,060,266

REAL ESTATE INVESTMENT TRUSTS 1.6%
UNITED STATES 1.6%
REAL ESTATE 1.6%
Host Hotels & Resorts, Inc.	467,592	9,085
Iron Mountain, Inc.	21,371	1,184
Park Hotels & Resorts, Inc.	44,086	861
Simon Property Group, Inc.	39,635	5,214
Ventas, Inc.	6,273	388

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2022 (Unaudited)

Weyerhaeuser Co.	20,358	772

		17,504

Total Real Estate Investment Trusts (Cost $15,062)		17,504

REPURCHASE AGREEMENTS (e) 0.5%		5,869

Total Short-Term Instruments (Cost $5,869)		5,869

Total Investments in Securities (Cost $795,583)		1,083,639

INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	3,213,200	3,213

Total Short-Term Instruments (Cost $3,213)		3,213

Total Investments in Affiliates (Cost $3,213)		3,213

Total Investments 100.7% (Cost $798,796)		$1,086,852
Other Assets and Liabilities, net (0.7)%		(7,495)

Net Assets 100.0%		$1,079,357

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $3,145 were out on loan in exchange for $3,213 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$5,869	U.S. Treasury Bills 0.000% due 08/04/2022		$(5,986)	$5,869	$5,869

Total Repurchase Agreements							$(5,986)	$5,869	$5,869

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
United Kingdom
	Consumer Discretionary				$2,102	$0	$0	$2,102
	Consumer Staples				569	0	0	569
United States
	Communication Services				12,533	0	0	12,533
	Consumer Discretionary				139,115	0	0	139,115
	Consumer Staples				58,793	0	0	58,793
	Energy				141,672	0	0	141,672
	Financials				136,381	0	0	136,381
	Health Care				189,031	0	0	189,031
	Industrials				82,140	0	0	82,140
	Information Technology				223,623	0	0	223,623
	Materials				12,687	0	0	12,687
	Utilities				61,620	0	0	61,620
Real Estate Investment Trusts
United States
	Real Estate				17,504	0	0	17,504
Short-Term Instruments
Repurchase Agreements					0	5,869	0	5,869

					$1,077,770	$5,869	$0	$1,083,639
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					3,213	0	0	3,213

Total Investments					$1,080,983	$5,869	$0	$1,086,852

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 82.1%
UNITED KINGDOM 0.2%
FINANCIALS 0.2%
Janus Henderson Group PLC	22,079	$773

Total United Kingdom		773

UNITED STATES 81.9%
COMMUNICATION SERVICES 1.5%
AMC Entertainment Holdings, Inc. 'A' (a)(c)	15,024	370
AMC Networks, Inc. 'A' (a)	21,011	854
Cinemark Holdings, Inc. (a)	29,748	514
Clear Channel Outdoor Holdings, Inc. (a)	561,112	1,942
iHeartMedia, Inc. 'A' (a)	25,844	489
John Wiley & Sons, Inc. 'A'	13,650	724
Lions Gate Entertainment Corp. 'A' (a)	34,172	555
NII Holdings, Inc. «(a)	22,836	55
Scholastic Corp.	8,843	356
TripAdvisor, Inc. (a)	13,750	373

		6,232

CONSUMER DISCRETIONARY 14.9%
Aaron's Co., Inc.	2,714	54
Abercrombie & Fitch Co. 'A' (a)	252,944	8,092
Adtalem Global Education, Inc. (a)	33,940	1,008
American Axle & Manufacturing Holdings, Inc. (a)	21,642	168
American Eagle Outfitters, Inc.	11,261	189
Asbury Automotive Group, Inc. (a)	10,948	1,754
Brinker International, Inc. (a)	43,723	1,668
Buckle, Inc.	16,587	548
Children's Place, Inc. (a)	15,753	777
Cracker Barrel Old Country Store, Inc.	3,105	369
Dave & Buster's Entertainment, Inc. (a)	14,079	691
Designer Brands, Inc.'A' (a)	85,301	1,152
Dillard's, Inc. 'A'	66,048	17,727
Fossil Group, Inc. (a)	63,002	607
G-III Apparel Group Ltd. (a)	51,553	1,395
GameStop Corp. 'A' (a)(c)	2,707	451
Group 1 Automotive, Inc.	1,151	193
Groupon, Inc. (a)(c)	47,224	908
Guess?, Inc. (c)	33,548	733
Hilton Grand Vacations, Inc. (a)	19,816	1,031
International Game Technology PLC	33,011	815
Jack in the Box, Inc.	37,629	3,515
Kontoor Brands, Inc.	8,416	348
La-Z-Boy, Inc.	7,295	192
Laureate Education, Inc. 'A'	73,908	876
MDC Holdings, Inc.	8,733	330
Meritage Homes Corp. (a)	6,928	549
Murphy USA, Inc.	23,123	4,624
Red Rock Resorts, Inc. 'A'	3,452	168
SeaWorld Entertainment, Inc. (a)	13,103	975
Signet Jewelers Ltd.	25,662	1,866
Sonic Automotive, Inc. 'A'	10,704	455
Steven Madden Ltd.	10,555	408
Travel & Leisure Co.	22,535	1,306
Tri Pointe Homes, Inc. (a)	27,933	561
Tupperware Brands Corp. (a)	58,035	1,129
Visteon Corp. (a)	29,159	3,182
Wolverine World Wide, Inc.	12,874	290

		61,104

CONSUMER STAPLES 4.5%
B&G Foods, Inc. (c)	92,284	2,490
Edgewell Personal Care Co.	6,467	237
Fresh Del Monte Produce, Inc.	33,036	856
Ingles Markets, Inc. 'A'	21,700	1,932

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2022 (Unaudited)

J & J Snack Foods Corp.	1,293	201
National Beverage Corp.	1,088	47
Nu Skin Enterprises, Inc. 'A'	28,645	1,372
PriceSmart, Inc.	3,056	241
Rite Aid Corp. (a)(c)	575,528	5,036
Sanderson Farms, Inc.	4,333	812
Sprouts Farmers Market, Inc. (a)	7,654	245
TreeHouse Foods, Inc. (a)	11,134	359
Universal Corp.	30,974	1,799
USANA Health Sciences, Inc. (a)	9,524	757
Vector Group Ltd.	56,798	684
Weis Markets, Inc.	22,171	1,583

		18,651

ENERGY 18.8%
Callon Petroleum Co. (a)	2,309	137
Centennial Resource Development, Inc. (a)	1,993,481	16,087
CNX Resources Corp. (a)	39,291	814
CVR Energy, Inc.	144,223	3,684
Delek U.S. Holdings, Inc. (a)	129,134	2,740
Dril-Quip, Inc. (a)	4,156	155
Helmerich & Payne, Inc.	256,058	10,954
Kosmos Energy Ltd. (a)	503,086	3,617
Magnolia Oil & Gas Corp.	22,877	541
Murphy Oil Corp.	156,901	6,337
Oasis Petroleum, Inc.	22,917	3,353
Oceaneering International, Inc. (a)	419,917	6,366
Patterson-UTI Energy, Inc.	553,134	8,563
PDC Energy, Inc.	9,538	693
SM Energy Co.	337,489	13,145

		77,186

FINANCIALS 6.0%
Affiliated Managers Group, Inc.	26,390	3,720
American Equity Investment Life Holding Co.	8,318	332
American National Group, Inc.	5,038	953
Associated Banc-Corp.	25,156	573
Bank of Hawaii Corp.	6,807	571
Bank OZK	5,931	253
BankUnited, Inc.	20,220	889
Banner Corp.	1,073	63
BGC Partners, Inc. 'A'	53,406	235
Capitol Federal Financial, Inc.	32,601	355
Cathay General Bancorp	10,434	467
Cohen & Steers, Inc.	3,075	264
Columbia Banking System, Inc.	3,690	119
Evercore, Inc. 'A'	5,006	557
Federated Hermes, Inc. 'B'	14,925	508
First Hawaiian, Inc.	23,130	645
FirstCash Holdings, Inc.	2,257	159
FNB Corp.	27,445	342
Fulton Financial Corp.	44,485	739
Hilltop Holdings, Inc.	11,405	335
Home BancShares, Inc.	8,491	192
Hope Bancorp, Inc.	23,511	378
International Bancshares Corp.	6,606	279
Investors Bancorp, Inc.	50,226	750
Mercury General Corp.	4,148	228
Nelnet, Inc. 'A'	5,045	429
Old National Bancorp	9,266	152
PacWest Bancorp	38,964	1,681
ProAssurance Corp.	76,712	2,062
PROG Holdings, Inc. (a)	3,560	102
Radian Group, Inc.	20,404	453
Stewart Information Services Corp.	19,029	1,153
Trustmark Corp.	13,375	406
Umpqua Holdings Corp.	57,594	1,086
Walker & Dunlop, Inc.	761	98
Washington Federal, Inc.	54,381	1,785
White Mountains Insurance Group Ltd.	1,249	1,419

		24,732

HEALTH CARE 7.5%
Acadia Healthcare Co., Inc. (a)	14,709	964
Allscripts Healthcare Solutions, Inc. (a)	52,425	1,181
Brookdale Senior Living, Inc. (a)	61,427	433
Haemonetics Corp. (a)	1,098	69
MEDNAX, Inc. (a)	243,549	5,719
Myriad Genetics, Inc. (a)	158,143	3,985
OPKO Health, Inc. (a)	27,772	96
Owens & Minor, Inc.	85,501	3,764
Patterson Cos., Inc.	224,742	7,275

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2022 (Unaudited)

Syneos Health, Inc. (a)	4,725	382
United Therapeutics Corp. (a)	37,782	6,778

		30,646

INDUSTRIALS 8.9%
ABM Industries, Inc.	6,754	311
ACCO Brands Corp.	38,998	312
Acuity Brands, Inc.	10,461	1,980
Allegiant Travel Co. (a)	2,558	415
Apogee Enterprises, Inc.	5,084	241
Applied Industrial Technologies, Inc.	4,695	482
Arcosa, Inc.	9,839	563
Barnes Group, Inc.	6,738	271
Boise Cascade Co.	3,345	232
Brady Corp. 'A'	4,210	195
CoreCivic, Inc. (a)	178,827	1,998
Deluxe Corp.	40,742	1,232
Dycom Industries, Inc. (a)	8,963	854
EMCOR Group, Inc.	3,318	374
Encore Wire Corp.	1,687	192
EnerSys	3,983	297
Forward Air Corp.	990	97
Franklin Electric Co., Inc.	2,153	179
GATX Corp.	8,741	1,078
Hawaiian Holdings, Inc. (a)	24,863	490
Healthcare Services Group, Inc.	3,623	67
Herc Holdings, Inc.	6,279	1,049
HNI Corp.	10,479	388
Hub Group, Inc. 'A' (a)	2,894	223
Hyster-Yale Materials Handling, Inc.	1,830	61
Kaman Corp.	1,799	78
KBR, Inc.	10,529	576
Kelly Services, Inc. 'A'	25,131	545
Kennametal, Inc.	7,376	211
Korn Ferry	2,843	185
Landstar System, Inc.	3,823	577
Matthews International Corp. 'A'	5,097	165
Moog, Inc. 'A'	8,788	772
Mueller Industries, Inc.	15,585	844
NOW, Inc. (a)	103,021	1,136
Pitney Bowes, Inc.	147,277	766
Primoris Services Corp.	3,550	85
Regal Rexnord Corp.	8,696	1,294
Resideo Technologies, Inc. (a)	157,661	3,757
Rush Enterprises, Inc. 'A'	9,014	459
Schneider National, Inc. 'B'	11,873	303
SkyWest, Inc. (a)	9,524	275
Spirit Airlines, Inc. (a)	12,175	266
Steelcase, Inc. 'A'	30,751	367
Terex Corp.	46,828	1,670
Tetra Tech, Inc.	3,443	568
Timken Co.	7,254	440
Trinity Industries, Inc.	16,928	582
Tutor Perini Corp. (a)	23,377	252
UFP Industries, Inc.	1,407	109
Valmont Industries, Inc.	5,338	1,274
Wabash National Corp.	104,636	1,553
Watts Water Technologies, Inc. 'A'	2,569	359
Werner Enterprises, Inc.	7,254	297
WESCO International, Inc. (a)	22,862	2,975

		36,321

INFORMATION TECHNOLOGY 8.9%
Amkor Technology, Inc.	41,408	899
Belden, Inc.	8,481	470
Benchmark Electronics, Inc.	67,600	1,693
Cirrus Logic, Inc. (a)	15,056	1,277
Coherent, Inc. (a)	1,777	486
Conduent, Inc. (a)	513,999	2,652
Diodes, Inc. (a)	5,082	442
InterDigital, Inc.	8,327	531
Knowles Corp. (a)	21,686	467
LiveRamp Holdings, Inc. (a)	4,923	184
Manhattan Associates, Inc. (a)	8,229	1,141
NetScout Systems, Inc. (a)	75,453	2,420
PC Connection, Inc.	2,925	153
Plantronics, Inc. (a)	42,536	1,676
Plexus Corp. (a)	4,462	365
Sabre Corp. (a)	296,155	3,385
Sanmina Corp. (a)	127,166	5,140
Silicon Laboratories, Inc. (a)	1,010	152
Synaptics, Inc. (a)	19,222	3,835
Teradata Corp. (a)	157,529	7,765
TTM Technologies, Inc. (a)	34,334	509

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2022 (Unaudited)

Vishay Intertechnology, Inc.	31,716	622
Xperi Holding Corp.	12,718	220

		36,484

MATERIALS 5.0%
Cabot Corp.	11,273	771
Carpenter Technology Corp.	7,397	310
Chemours Co.	15,265	481
Element Solutions, Inc.	80,925	1,772
Graphic Packaging Holding Co.	36,519	732
HB Fuller Co.	2,484	164
Innospec, Inc.	2,563	237
Kaiser Aluminum Corp.	3,459	326
Louisiana-Pacific Corp.	4,200	261
Minerals Technologies, Inc.	2,505	166
O-I Glass, Inc. (a)	19,589	258
Olin Corp.	6,739	352
Schnitzer Steel Industries, Inc. 'A'	10,218	531
Schweitzer-Mauduit International, Inc.	7,207	198
Sensient Technologies Corp.	8,256	693
Stepan Co.	1,973	195
Trinseo PLC	27,016	1,295
Warrior Met Coal, Inc.	315,218	11,698
Worthington Industries, Inc.	4,170	214

		20,654

REAL ESTATE 3.2%
Douglas Elliman, Inc.	23,650	173
Kennedy-Wilson Holdings, Inc.	11,877	290
New York REIT, Inc. «(a)	4,082	36
Realogy Holdings Corp. (a)	814,396	12,770

		13,269

UTILITIES 2.7%
ALLETE, Inc.	9,448	633
Avista Corp.	22,492	1,015
Hawaiian Electric Industries, Inc.	34,843	1,474
IDACORP, Inc.	9,322	1,075
Macquarie Infrastructure Holdings LLC	27,271	102
NorthWestern Corp.	12,525	758
OGE Energy Corp.	83,027	3,386
PNM Resources, Inc.	13,612	649
Portland General Electric Co.	26,861	1,481
Spire, Inc.	4,404	316

		10,889

Total United States		336,168

Total Common Stocks (Cost $233,209)		336,941

REAL ESTATE INVESTMENT TRUSTS 16.7%
UNITED STATES 16.7%
FINANCIALS 3.2%
Chimera Investment Corp.	835,769	10,063
Invesco Mortgage Capital, Inc. (c)	31,123	71
Ladder Capital Corp. REIT	16,020	190
MFA Financial, Inc.	695,808	2,804
Two Harbors Investment Corp.	29,792	165

		13,293

INDUSTRIALS 1.1%
GEO Group, Inc.	656,552	4,340

REAL ESTATE 12.4%
Acadia Realty Trust	3,422	74
Alexander & Baldwin, Inc.	20,829	483
Apple Hospitality REIT, Inc.	243,957	4,384
Brandywine Realty Trust	37,981	537
Corporate Office Properties Trust	13,208	377
DiamondRock Hospitality Co.	139,248	1,406
DigitalBridge Group, Inc.	460,628	3,317
Diversified Healthcare Trust	536,422	1,717
Empire State Realty Trust, Inc. 'A'	72,222	709
Equity Commonwealth	13,905	392
Kite Realty Group Trust	119,115	2,712
Macerich Co.	353,121	5,523
Office Properties Income Trust	27,398	705

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2022 (Unaudited)

Outfront Media, Inc.	16,661	474
Paramount Group, Inc.	59,526	649
Pebblebrook Hotel Trust	83,629	2,047
Piedmont Office Realty Trust, Inc. 'A'	47,764	823
PS Business Parks, Inc.	1,658	279
Rayonier, Inc.	13,231	544
Retail Opportunity Investments Corp.	14,044	272
RLJ Lodging Trust	428,473	6,033
Ryman Hospitality Properties, Inc.	3,625	336
Sabra Health Care REIT, Inc.	11,438	170
Service Properties Trust	69,857	617
SITE Centers Corp.	105,770	1,767
Sunstone Hotel Investors, Inc.	466,191	5,492
Tanger Factory Outlet Centers, Inc.	153,600	2,640
Uniti Group, Inc.	264,138	3,635
Urban Edge Properties	9,489	181
Washington REIT	7,233	184
Xenia Hotels & Resorts, Inc.	133,203	2,570

		51,049

Total Real Estate Investment Trusts (Cost $61,167)		68,682

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (e) 1.1%

Total Short-Term Instruments (Cost $4,390)		4,390

Total Investments in Securities (Cost $298,766)		410,013

INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
MUTUAL FUNDS 2.2%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	8,822,200	8,822

Total Short-Term Instruments (Cost $8,822)		8,822

Total Investments in Affiliates (Cost $8,822)		8,822

Total Investments 102.1% (Cost $307,588)		$418,835
Other Assets and Liabilities, net (2.1)%		(8,644)

Net Assets 100.0%		$410,191

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $8,643 were out on loan in exchange for $8,822 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$4,390	U.S. Treasury Bills 0.000% due 08/04/2022		$(4,478)	$4,390	$4,390

Total Repurchase Agreements							$(4,478)	$4,390	$4,390

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
United Kingdom
	Financials				$773	$0	$0	$773
United States
	Communication Services				6,177	55	0	6,232
	Consumer Discretionary				61,104	0	0	61,104
	Consumer Staples				18,651	0	0	18,651
	Energy				77,186	0	0	77,186
	Financials				24,732	0	0	24,732
	Health Care				30,646	0	0	30,646
	Industrials				36,321	0	0	36,321
	Information Technology				36,484	0	0	36,484
	Materials				20,654	0	0	20,654
	Real Estate				13,233	0	36	13,269
	Utilities				10,889	0	0	10,889
Real Estate Investment Trusts
United States
	Financials				13,293	0	0	13,293
	Industrials				4,340	0	0	4,340
	Real Estate				51,049	0	0	51,049
Short-Term Instruments
Repurchase Agreements					0	4,390	0	4,390

					$405,532	$4,445	$36	$410,013
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					8,822	0	0	8,822

Total Investments					$414,354	$4,445	$36	$418,835

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
COMMON STOCKS 90.8%
BRAZIL 4.4%
COMMUNICATION SERVICES 0.0%
Telefonica Brasil SA	3,100	$35

CONSUMER DISCRETIONARY 0.4%
Vibra Energia SA	59,200	291

CONSUMER STAPLES 1.1%
Ambev SA	110,800	358
BRF SA (a)	7,600	29
JBS SA	61,600	482
Raia Drogasil SA	8,100	41

		910

ENERGY 0.2%
Cosan SA	6,100	31
Ultrapar Participacoes SA	44,500	132

		163

FINANCIALS 0.7%
B3 SA - Brasil Bolsa Balcao	14,500	48
Banco BTG Pactual SA	4,700	26
Banco do Brasil SA	62,900	458
BB Seguridade Participacoes SA	5,900	32

		564

HEALTH CARE 0.0%
Hypera SA	3,000	24

INDUSTRIALS 0.1%
CCR SA	10,300	29
Embraer SA (a)	7,600	24

		53

MATERIALS 1.6%
Cia Siderurgica Nacional SA	12,300	67
Klabin SA	13,200	67
Suzano SA	6,800	79
Vale SA	54,600	1,096

		1,309

UTILITIES 0.3%
Centrais Eletricas Brasileiras SA	5,400	43
Cia de Saneamento Basico do Estado de Sao Paulo	4,300	43
Cia Paranaense de Energia	15,900	125
Engie Brasil Energia SA	3,125	28
Equatorial Energia SA	6,400	37

		276

Total Brazil		3,625

CHILE 0.9%
COMMUNICATION SERVICES 0.1%
Empresa Nacional de Telecomunicaciones SA	9,312	41

CONSUMER DISCRETIONARY 0.1%
Falabella SA	28,969	93

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

CONSUMER STAPLES 0.3%
Cencosud SA	88,023	173
Cia Cervecerias Unidas SA	8,028	60

		233

ENERGY 0.0%
Empresas COPEC SA	4,765	39

FINANCIALS 0.2%
Banco de Chile	732,130	78
Banco de Credito e Inversiones SA	769	28
Banco Santander Chile	534,342	30

		136

MATERIALS 0.0%
Empresas CMPC SA	13,718	25

UTILITIES 0.2%
Aguas Andinas SA	142,656	30
Colbun SA	301,160	25
Enel Americas SA	572,131	69
Enel Chile SA	1,425,529	43

		167

Total Chile		734

CHINA 13.5%
COMMUNICATION SERVICES 0.4%
China Tower Corp. Ltd. 'H'	346,000	39
NetEase, Inc. ADR	2,973	266

		305

CONSUMER DISCRETIONARY 1.4%
ANTA Sports Products Ltd.	13,600	169
BAIC Motor Corp. Ltd. 'H'	78,500	26
BYD Co. Ltd. 'H'	6,000	167
Dongfeng Motor Group Co. Ltd. 'H'	130,000	97
Gome Retail Holdings Ltd. (a)	468,000	29
Great Wall Motor Co. Ltd. 'H'	83,500	131
Guangzhou Automobile Group Co. Ltd. 'H' (a)	44,000	37
Haier Smart Home Co. Ltd. 'H' (a)	6,400	21
JD.com, Inc. ADR (a)	3,806	220
Shenzhou International Group Holdings Ltd.	9,700	128
Yum China Holdings, Inc.	2,413	100
Zhongsheng Group Holdings Ltd.	9,000	63

		1,188

CONSUMER STAPLES 0.6%
Dali Foods Group Co. Ltd.	40,500	21
Hengan International Group Co. Ltd.	32,500	150
Nongfu Spring Co. Ltd.	7,800	41
Tingyi Cayman Islands Holding Corp.	70,000	117
Tsingtao Brewery Co. Ltd. 'H'	4,000	32
Uni-President China Holdings Ltd.	33,000	29
Want Want China Holdings Ltd.	111,000	102

		492

ENERGY 2.8%
China Oilfield Services Ltd. 'H' (a)	38,000	38
China Petroleum & Chemical Corp. 'H'	1,624,000	807
China Shenhua Energy Co. Ltd. 'H'	181,000	576
PetroChina Co. Ltd. 'H'	1,116,000	567
Yankuang Energy Group Co. Ltd. 'H'	102,000	303

		2,291

FINANCIALS 4.1%
Agricultural Bank of China Ltd. 'H'	758,000	290
Bank of China Ltd. 'H'	2,839,000	1,133
Bank of Communications Co. Ltd. 'H'	394,000	282
China Cinda Asset Management Co. Ltd. 'H'	402,000	68
China CITIC Bank Corp. Ltd. 'H'	298,000	150
China Construction Bank Corp. 'H'	497,000	372

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

China Everbright Bank Co. Ltd. 'H'	98,000	37
China Galaxy Securities Co. Ltd. 'H' (a)	40,500	23
China International Capital Corp. Ltd. 'H' (a)	6,000	13
China Life Insurance Co. Ltd. 'H'	23,000	35
China Merchants Bank Co. Ltd. 'H'	27,000	210
China Reinsurance Group Corp. 'H' (a)	249,000	23
China Zheshang Bank Co. Ltd. 'H'	61,000	26
CITIC Securities Co. Ltd. 'H'	9,500	22
GF Securities Co. Ltd. 'H'	12,834	18
Guotai Junan Securities Co. Ltd. 'H' (a)	17,000	23
Haitong Securities Co. Ltd. 'H' (a)	32,000	24
Huatai Securities Co. Ltd. 'H' (a)	14,600	22
Industrial & Commercial Bank of China Ltd. 'H'	473,000	290
People's Insurance Co. Group of China Ltd. 'H'	92,000	30
PICC Property & Casualty Co. Ltd. 'H'	48,000	49
Postal Savings Bank of China Co. Ltd. 'H'	345,000	278

		3,418

HEALTH CARE 0.4%
China Resources Pharmaceutical Group Ltd.	83,500	43
CSPC Pharmaceutical Group Ltd.	57,680	66
Shanghai Fosun Pharmaceutical Group Co. Ltd.	9,000	44
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	21,300	41
Sinopharm Group Co. Ltd. 'H'	53,600	122

		316

INDUSTRIALS 1.4%
Air China Ltd. 'H'	50,000	35
Beijing Capital International Airport Co. Ltd. 'H' (a)	52,000	30
China Communications Services Corp. Ltd. 'H'	42,000	19
China International Marine Containers Group Co. Ltd. 'H'	21,900	36
China Railway Group Ltd. 'H' (a)	286,000	159
CITIC Ltd.	175,000	194
COSCO SHIPPING Holdings Co. Ltd. 'H' (a)	23,550	40
CRRC Corp. Ltd. 'H' (a)	92,000	37
Guangshen Railway Co. Ltd. 'H'	90,000	15
Jiangsu Expressway Co. Ltd. 'H'	48,000	50
Metallurgical Corp. of China Ltd.	135,000	36
Sinopec Engineering Group Co. Ltd. 'H'	93,000	47
Sinotrans Ltd. 'H'	118,000	37
Weichai Power Co. Ltd. 'H'	38,000	60
Yangzijiang Shipbuilding Holdings Ltd.	222,900	250
Zhejiang Expressway Co. Ltd. 'H'	34,000	29
Zhuzhou CRRC Times Electric Co. Ltd.	9,300	36
ZTO Express Cayman, Inc. ADR	970	24

		1,134

INFORMATION TECHNOLOGY 0.3%
AAC Technologies Holdings, Inc.	6,500	15
FIH Mobile Ltd. (a)	164,000	23
Lenovo Group Ltd.	214,000	232
Sunny Optical Technology Group Co. Ltd.	1,100	17

		287

MATERIALS 1.0%
Aluminum Corp. of China Ltd. 'H' (a)	40,000	23
Angang Steel Co. Ltd. 'H'	74,000	34
Anhui Conch Cement Co. Ltd. 'H'	19,000	97
China National Building Material Co. Ltd. 'H'	300,000	369
China Zhongwang Holdings Ltd. «(a)	338,800	0
Jiangxi Copper Co. Ltd. 'H'	104,000	172
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	340,000	71
Zijin Mining Group Co. Ltd. 'H'	22,000	33

		799

REAL ESTATE 0.3%
China Evergrande Group «(c)	121,000	26
China Vanke Co. Ltd. 'H'	16,000	36
Greentown China Holdings Ltd.	36,000	65
Guangzhou R&F Properties Co. Ltd. 'H' (c)	73,600	26
Longfor Group Holdings Ltd.	8,000	41
Powerlong Real Estate Holdings Ltd.	65,000	17
Sino-Ocean Group Holding Ltd.	132,000	28

		239

UTILITIES 0.8%
Beijing Jingneng Clean Energy Co. Ltd. 'H'	108,000	24
CGN Power Co. Ltd. 'H'	136,000	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

China Longyuan Power Group Corp. Ltd. 'H'	20,000	45
Datang International Power Generation Co. Ltd. 'H'	284,000	41
ENN Energy Holdings Ltd.	16,700	250
Huadian Power International Corp. Ltd. 'H'	316,000	97
Huaneng Power International, Inc. 'H'	430,000	182

		674

Total China		11,143

GREECE 0.7%
COMMUNICATION SERVICES 0.2%
Hellenic Telecommunications Organization SA	8,966	162

CONSUMER DISCRETIONARY 0.1%
OPAP SA	4,383	64

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	1,165	18

FINANCIALS 0.3%
Alpha Services & Holdings SA (a)	77,751	95
Eurobank Ergasias Services & Holdings SA (a)(c)	114,379	134
National Bank of Greece SA (a)	7,248	27

		256

INDUSTRIALS 0.0%
Mytilineos SA	2,193	36

UTILITIES 0.1%
Public Power Corp. SA (a)	7,939	66

Total Greece		602

HONG KONG 3.6%
CONSUMER STAPLES 0.2%
China Mengniu Dairy Co. Ltd.	13,000	70
China Resources Beer Holdings Co. Ltd.	10,000	61

		131

FINANCIALS 0.8%
BOC Hong Kong Holdings Ltd.	154,500	581
China Everbright Ltd.	24,000	24
Far East Horizon Ltd.	25,000	22

		627

INDUSTRIALS 0.3%
China Everbright Environment Group Ltd.	15,000	9
China Merchants Port Holdings Co. Ltd.	22,000	40
China State Construction International Holdings Ltd.	30,000	40
COSCO SHIPPING Ports Ltd.	60,000	46
Orient Overseas International Ltd.	4,500	119
Shanghai Industrial Holdings Ltd.	17,000	25

		279

REAL ESTATE 0.8%
China Jinmao Holdings Group Ltd.	130,000	38
China Overseas Land & Investment Ltd.	164,000	488
China Resources Land Ltd.	10,000	46
Poly Property Group Co. Ltd.	105,000	27
Yuexiu Property Co. Ltd.	25,400	25

		624

UTILITIES 1.5%
Beijing Enterprises Holdings Ltd.	9,500	30
China Power International Development Ltd.	525,000	276
China Resources Gas Group Ltd.	28,000	118
China Resources Power Holdings Co. Ltd.	300,000	558
Guangdong Investment Ltd.	84,000	115

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Kunlun Energy Co. Ltd.	206,000	178

		1,275

Total Hong Kong		2,936

INDIA 8.7%
CONSUMER DISCRETIONARY 0.7%
Tata Motors Ltd. (a)(c)	19,525	546

FINANCIALS 1.7%
Axis Bank Ltd. (a)	3,788	189
HDFC Bank Ltd.	7,429	456
ICICI Bank Ltd. SP - ADR	23,656	448
State Bank of India	4,775	306

		1,399

HEALTH CARE 0.4%
Dr Reddy's Laboratories Ltd. ADR	6,074	338

INDUSTRIALS 0.4%
Larsen & Toubro Ltd.	12,861	300

INFORMATION TECHNOLOGY 5.5%
Infosys Ltd. SP ADR	151,886	3,780
Wipro Ltd. ADR	105,461	813

		4,593

Total India		7,176

INDONESIA 2.2%
COMMUNICATION SERVICES 0.5%
Telkom Indonesia Persero Tbk PT	1,363,100	433

CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	440,700	202

CONSUMER STAPLES 0.2%
Charoen Pokphand Indonesia Tbk PT	49,000	19
Gudang Garam Tbk PT	29,100	64
Indofood CBP Sukses Makmur Tbk PT	44,500	23
Indofood Sukses Makmur Tbk PT	157,000	65

		171

ENERGY 0.5%
Adaro Energy Indonesia Tbk PT	802,600	150
Bukit Asam Tbk PT	349,700	80
Indo Tambangraya Megah Tbk PT	34,700	69
United Tractors Tbk PT	47,300	84

		383

FINANCIALS 0.5%
Bank Central Asia Tbk PT	579,100	322
Bank Mandiri Persero Tbk PT	54,900	30
Bank Negara Indonesia Persero Tbk PT	59,900	34
Bank Rakyat Indonesia Persero Tbk PT	107,700	35

		421

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	908,000	102

MATERIALS 0.1%
Indah Kiat Pulp & Paper Tbk PT	46,300	25
Indocement Tunggal Prakarsa Tbk PT	34,600	26

		51

UTILITIES 0.1%
Perusahaan Gas Negara Tbk PT	389,700	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Total Indonesia		1,801

MALAYSIA 1.8%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd	34,200	31
DiGi.Com Bhd	44,500	41
Maxis Bhd	38,100	36
Telekom Malaysia Bhd	40,600	47

		155

CONSUMER DISCRETIONARY 0.2%
Genting Bhd	59,700	67
Genting Malaysia Bhd	112,300	79

		146

CONSUMER STAPLES 0.2%
IOI Corp. Bhd.	21,600	21
Kuala Lumpur Kepong Bhd	15,400	92
PPB Group Bhd	6,880	28
Sime Darby Plantation Bhd	54,800	65

		206

ENERGY 0.0%
Petronas Dagangan Bhd.	7,300	35

FINANCIALS 0.6%
AMMB Holdings Bhd (a)	26,700	24
CIMB Group Holdings Bhd	68,000	86
Hong Leong Bank Bhd	7,200	34
Malayan Banking Bhd	95,400	203
Public Bank Bhd	141,100	156
RHB Bank Bhd	13,800	20

		523

INDUSTRIALS 0.2%
CAPITAL A BHD (a)	143,700	25
Malaysia Airports Holdings Bhd (a)	20,200	33
MISC Bhd	29,500	52
Sime Darby Bhd	47,000	27

		137

MATERIALS 0.2%
Petronas Chemicals Group Bhd	55,800	128
Press Metal Aluminium Holdings Bhd	14,300	21

		149

UTILITIES 0.2%
Petronas Gas Bhd	6,000	24
Tenaga Nasional Bhd	56,400	120

		144

Total Malaysia		1,495

MEXICO 3.3%
COMMUNICATION SERVICES 1.1%
America Movil SAB de CV	776,806	825
Grupo Televisa SAB	9,766	23
Megacable Holdings SAB de CV	10,334	31

		879

CONSUMER STAPLES 1.3%
Arca Continental SAB de CV	11,800	80
Coca-Cola Femsa SAB de CV	29,295	161
Gruma SAB de CV	8,634	109
Grupo Bimbo SAB de CV	10,100	31
Kimberly-Clark de Mexico SAB de CV	56,330	79

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Wal-Mart de Mexico SAB de CV	149,562	616

		1,076

FINANCIALS 0.2%
Grupo Elektra SAB de CV	435	28
Grupo Financiero Banorte SAB de CV	9,034	68
Grupo Financiero Inbursa SAB de CV (a)	19,200	40

		136

INDUSTRIALS 0.1%
Alfa SAB de CV	74,798	57
Grupo Aeroportuario del Pacifico SAB de CV	2,066	33
Grupo Aeroportuario del Sureste SAB de CV	975	22

		112

MATERIALS 0.6%
Alpek SAB de CV	41,532	57
Grupo Mexico SAB de CV	71,796	430
Orbia Advance Corp. SAB de CV	7,700	20

		507

Total Mexico		2,710

PHILIPPINES 0.8%
COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	1,045	52
PLDT, Inc.	3,725	133

		185

CONSUMER STAPLES 0.1%
Universal Robina Corp.	25,240	59

FINANCIALS 0.1%
Bank of the Philippine Islands	13,131	25
BDO Unibank, Inc.	10,800	28
Metro Pacific Investments Corp.	412,000	30
Metropolitan Bank & Trust Co.	30,892	34

		117

INDUSTRIALS 0.2%
Alliance Global Group, Inc.	117,500	28
Ayala Corp.	1,140	18
DMCI Holdings, Inc.	175,300	31
GT Capital Holdings, Inc.	3,590	38
International Container Terminal Services, Inc.	16,400	71

		186

REAL ESTATE 0.1%
Ayala Land, Inc.	51,500	35
SM Prime Holdings, Inc.	48,200	35

		70

UTILITIES 0.1%
Aboitiz Power Corp.	53,300	37
Manila Electric Co.	6,270	45

		82

Total Philippines		699

POLAND 1.3%
COMMUNICATION SERVICES 0.2%
Cyfrowy Polsat SA	12,117	80
Orange Polska SA (a)	20,493	38

		118

ENERGY 0.4%
Grupa Lotos SA	3,500	49
Polski Koncern Naftowy ORLEN SA	14,271	256

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Polskie Gornictwo Naftowe i Gazownictwo SA	28,308	42

		347

FINANCIALS 0.4%
Bank Polska Kasa Opieki SA	2,147	57
Powszechna Kasa Oszczednosci Bank Polski SA	7,331	69
Powszechny Zaklad Ubezpieczen SA	22,211	178
Santander Bank Polska SA	353	26

		330

MATERIALS 0.2%
Grupa Azoty SA (a)	4,047	41
Jastrzebska Spolka Weglowa SA (a)	2,163	40
KGHM Polska Miedz SA	2,130	86

		167

UTILITIES 0.1%
PGE Polska Grupa Energetyczna SA (a)	19,281	41
Tauron Polska Energia SA (a)	52,589	36

		77

Total Poland		1,039

ROMANIA 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle PLC	3,151	21

Total Romania		21

RUSSIA 0.0%
CONSUMER STAPLES 0.0%
Magnit PJSC «	2,673	0

ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «(c)	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «	117,340	0
VTB Bank PJSC «	598,992,500	1

		1

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	1,269	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	1,587,500	0
Rosseti PJSC «	3,309,000	0

		0

Total Russia		1

SAUDI ARABIA 3.6%
COMMUNICATION SERVICES 0.4%
Etihad Etisalat Co. (a)	3,100	34
Saudi Telecom Co.	10,871	311

		345

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	1,060	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

CONSUMER STAPLES 0.1%
Almarai Co. JSC	3,304	45

ENERGY 0.4%
Saudi Arabian Oil Co.	29,638	340

FINANCIALS 1.2%
Al Rajhi Bank	12,386	529
Alinma Bank	4,450	46
Arab National Bank	4,910	36
Bank AlBilad (a)	1,677	28
Banque Saudi Fransi (a)	2,495	36
Bupa Arabia for Cooperative Insurance Co.	781	37
Riyad Bank	3,157	31
Saudi British Bank	2,164	23
Saudi Investment Bank	14,000	67
Saudi National Bank	7,974	150

		983

HEALTH CARE 0.1%
Dr Sulaiman Al Habib Medical Services Group Co.	1,199	61

MATERIALS 1.3%
Advanced Petrochemical Co.	1,316	25
National Petrochemical Co.	2,028	25
SABIC Agri-Nutrients Co.	3,232	156
Sahara International Petrochemical Co.	4,466	63
Saudi Arabian Mining Co. (a)	3,203	114
Saudi Basic Industries Corp.	14,678	510
Saudi Cement Co.	1,845	30
Saudi Industrial Investment Group	9,143	85
Saudi Kayan Petrochemical Co. (a)	8,339	50
Yanbu National Petrochemical Co.	4,174	74

		1,132

UTILITIES 0.0%
Saudi Electricity Co. (a)	5,244	37

Total Saudi Arabia		2,998

SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	4,900	39

Total Singapore		39

SOUTH AFRICA 4.9%
COMMUNICATION SERVICES 0.9%
MTN Group Ltd.	44,094	570
MultiChoice Group	6,741	61
Telkom SA SOC Ltd.	18,763	57
Vodacom Group Ltd.	3,370	37

		725

CONSUMER DISCRETIONARY 0.4%
Foschini Group Ltd.	5,778	58
Motus Holdings Ltd.	5,826	43
Mr Price Group Ltd.	4,469	66
Truworths International Ltd.	12,395	49
Woolworths Holdings Ltd.	22,499	89

		305

CONSUMER STAPLES 0.6%
AVI Ltd.	5,900	29
Bid Corp. Ltd.	5,999	130
Distell Group Holdings Ltd. (a)	2,081	25
Pick n Pay Stores Ltd.	8,422	31
Shoprite Holdings Ltd.	12,682	205
SPAR Group Ltd.	4,020	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Tiger Brands Ltd.	3,472	38

		505

ENERGY 0.2%
Exxaro Resources Ltd.	14,670	222

FINANCIALS 0.6%
Absa Group Ltd.	4,104	53
Discovery Ltd. (a)	3,020	38
FirstRand Ltd.	27,525	145
Nedbank Group Ltd.	2,345	37
Old Mutual Ltd.	25,504	24
Sanlam Ltd.	5,099	25
Standard Bank Group Ltd.	16,570	206

		528

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	1,457	20
Life Healthcare Group Holdings Ltd.	18,875	30
Netcare Ltd.	22,914	25

		75

INDUSTRIALS 0.1%
Barloworld Ltd.	3,702	29
Bidvest Group Ltd.	1,662	26

		55

MATERIALS 2.0%
Anglo American Platinum Ltd.	294	40
AngloGold Ashanti Ltd.	9,050	215
Gold Fields Ltd.	19,937	309
Impala Platinum Holdings Ltd.	20,276	312
Kumba Iron Ore Ltd.	2,990	133
Sappi Ltd. (a)	17,301	67
Sasol Ltd. (a)	24,261	587

		1,663

Total South Africa		4,078

SOUTH KOREA 16.4%
COMMUNICATION SERVICES 1.7%
KT Corp.	13,240	388
LG Uplus Corp.	14,639	168
NAVER Corp.	1,112	309
NCSoft Corp.	382	147
SK Telecom Co. Ltd.	8,962	419

		1,431

CONSUMER DISCRETIONARY 4.1%
Coway Co. Ltd.	1,488	84
Hankook Tire & Technology Co. Ltd.	2,335	64
Hyundai Department Store Co. Ltd.	607	38
Hyundai Mobis Co. Ltd.	2,461	434
Hyundai Motor Co.	7,829	1,155
Hyundai Wia Corp.	402	21
Kangwon Land, Inc.	5,076	116
Kia Corp.	15,064	912
LG Electronics, Inc.	5,089	500
Lotte Shopping Co. Ltd.	823	65
Shinsegae, Inc.	110	23

		3,412

CONSUMER STAPLES 1.0%
Amorepacific Corp.	276	36
AMOREPACIFIC Group	756	27
CJ CheilJedang Corp.	240	73
E-MART, Inc.	1,685	195
GS Retail Co. Ltd.	840	20
KT&G Corp.	4,921	327
LG Household & Health Care Ltd.	138	97

		775

ENERGY 1.3%
GS Holdings Corp.	4,267	154

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Hyundai Heavy Industries Holdings Co. Ltd.	2,313	102
S-Oil Corp.	278	22
SK Innovation Co. Ltd.	4,713	827

		1,105

FINANCIALS 2.5%
BNK Financial Group, Inc.	23,673	154
DB Insurance Co. Ltd.	2,306	133
DGB Financial Group, Inc.	10,917	84
Hana Financial Group, Inc.	2,013	80
Hanwha Life Insurance Co. Ltd.	10,393	27
Hyundai Marine & Fire Insurance Co. Ltd.	5,939	157
Industrial Bank of Korea	18,056	161
KB Financial Group, Inc.	1,637	82
Meritz Financial Group, Inc.	2,198	74
Meritz Fire & Marine Insurance Co. Ltd.	3,377	131
Samsung Card Co. Ltd.	693	18
Samsung Fire & Marine Insurance Co. Ltd.	1,058	191
Samsung Life Insurance Co. Ltd.	2,961	160
Samsung Securities Co. Ltd.	1,060	36
Shinhan Financial Group Co. Ltd.	15,786	536
Woori Financial Group, Inc.	4,161	52

		2,076

HEALTH CARE 0.0%
Genome & Co. (a)	805	19

INDUSTRIALS 1.9%
CJ Corp.	755	52
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	1,209	24
Doosan Bobcat, Inc.	1,220	39
Doosan Co. Ltd. (c)	495	42
Doosan Heavy Industries & Construction Co. Ltd. (a)(c)	13,964	232
GS Engineering & Construction Corp.	579	22
Hanwha Corp.	4,789	123
Hyundai Doosan Infracore Co. Ltd. (a)	1	0
Hyundai Engineering & Construction Co. Ltd.	2,340	92
Hyundai Glovis Co. Ltd.	1,166	184
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	256	19
Korean Air Lines Co. Ltd. (a)	5,514	136
LG Corp.	2,622	165
LG International Corp.	3,255	92
Posco International Corp.	4,242	75
SK Networks Co. Ltd.	5,279	20
SK, Inc.	1,069	212

		1,529

INFORMATION TECHNOLOGY 1.3%
LG Display Co. Ltd.	22,426	378
Samsung Electro-Mechanics Co. Ltd.	115	16
SK Hynix, Inc.	6,768	651

		1,045

MATERIALS 2.0%
Dongkuk Steel Mill Co. Ltd.	10,368	142
Hyundai Steel Co.	7,811	265
Kolon Industries, Inc.	437	23
Korea Zinc Co. Ltd.	329	158
POSCO Holdings, Inc.	4,503	1,080
SKC Co. Ltd.	130	16

		1,684

UTILITIES 0.6%
Korea Electric Power Corp.	18,393	343
Korea Gas Corp.	4,530	148

		491

Total South Korea		13,567

TAIWAN 17.9%
COMMUNICATION SERVICES 0.6%
Chunghwa Telecom Co. Ltd.	77,000	341
Far EasTone Telecommunications Co. Ltd.	33,000	84

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Taiwan Mobile Co. Ltd.	27,000	99

		524

CONSUMER DISCRETIONARY 0.7%
Cheng Shin Rubber Industry Co. Ltd.	63,000	78
China Motor Corp.	19,000	40
Eclat Textile Co. Ltd.	3,000	50
Feng TAY Enterprise Co. Ltd.	5,000	33
Giant Manufacturing Co. Ltd.	2,000	18
Hotai Motor Co. Ltd.	3,000	62
Kenda Rubber Industrial Co. Ltd.	11,000	12
Kinpo Electronics	35,000	21
Nien Made Enterprise Co. Ltd.	2,000	23
Pou Chen Corp.	63,000	69
Ruentex Industries Ltd.	27,800	111
Yulon Motor Co. Ltd.	37,509	53

		570

CONSUMER STAPLES 0.4%
Great Wall Enterprise Co. Ltd.	14,960	28
President Chain Store Corp.	17,000	156
Uni-President Enterprises Corp.	78,000	178

		362

ENERGY 0.1%
Formosa Petrochemical Corp.	23,000	75

FINANCIALS 3.2%
Cathay Financial Holding Co. Ltd.	259,000	578
Chailease Holding Co. Ltd.	3,650	32
Chang Hwa Commercial Bank Ltd.	56,000	37
China Development Financial Holding Corp.	392,096	260
CTBC Financial Holding Co. Ltd.	382,000	389
E.Sun Financial Holding Co. Ltd.	18,648	22
First Financial Holding Co. Ltd.	81,490	81
Fubon Financial Holding Co. Ltd.	211,369	561
Hua Nan Financial Holdings Co. Ltd. 'C'	45,371	38
Mega Financial Holding Co. Ltd.	110,000	164
Shin Kong Financial Holding Co. Ltd.	151,307	57
SinoPac Financial Holdings Co. Ltd.	165,528	106
Taichung Commercial Bank Co. Ltd. (a)	41,000	22
Taishin Financial Holding Co. Ltd.	202,552	144
Taiwan Business Bank (a)	89,000	40
Taiwan Cooperative Financial Holding Co. Ltd.	51,560	53
Yuanta Financial Holding Co. Ltd. (a)	105,000	96

		2,680

INDUSTRIALS 0.9%
China Airlines Ltd. (a)	150,000	137
CTCI Corp. (a)	18,000	29
Eva Airways Corp. (a)	86,400	96
Evergreen Marine Corp. Taiwan Ltd.	19,000	88
Far Eastern New Century Corp.	94,000	99
Taiwan High Speed Rail Corp.	18,000	18
Teco Electric & Machinery Co. Ltd. (a)	30,000	33
Walsin Lihwa Corp.	148,000	151
Wan Hai Lines Ltd.	17,000	93
Yang Ming Marine Transport Corp. (a)	9,000	39

		783

INFORMATION TECHNOLOGY 9.5%
Accton Technology Corp.	3,000	23
Acer, Inc.	186,000	193
Advantech Co. Ltd.	4,291	55
Asustek Computer, Inc.	29,000	376
AU Optronics Corp.	530,000	361
Catcher Technology Co. Ltd.	28,000	140
Cheng Uei Precision Industry Co. Ltd.	10,000	13
Chicony Electronics Co. Ltd.	26,000	81
Compal Electronics, Inc.	199,000	185
Delta Electronics, Inc.	5,000	46
ENNOSTAR, Inc. (a)	14,000	34
Gigabyte Technology Co. Ltd.	7,000	31
Hon Hai Precision Industry Co. Ltd.	111,600	410
HTC Corp. (a)	8,000	16
Innolux Corp.	1,108,000	642
Inventec Corp.	114,000	98
King Yuan Electronics Co. Ltd.	7,000	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Kinsus Interconnect Technology Corp. (a)	4,000	27
Largan Precision Co. Ltd.	260	17
Lite-On Technology Corp.	65,000	154
MediaTek, Inc.	34,000	1,058
Micro-Star International Co. Ltd.	29,000	130
Nan Ya Printed Circuit Board Corp.	2,000	36
Nanya Technology Corp.	7,000	17
Novatek Microelectronics Corp.	22,000	323
Pegatron Corp.	71,000	179
Powertech Technology, Inc.	46,000	152
Quanta Computer, Inc.	88,000	269
Radiant Opto-Electronics Corp.	6,000	22
Realtek Semiconductor Corp.	3,000	45
Silicon Motion Technology Corp. ADR	212	14
Supreme Electronics Co. Ltd.	52,593	95
Synnex Technology International Corp.	40,000	104
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	1,313
TPK Holding Co. Ltd.	10,000	13
Transcend Information, Inc. (a)	6,000	15
Tripod Technology Corp.	10,000	47
Unimicron Technology Corp.	3,000	26
United Microelectronics Corp.	400,000	735
Wistron Corp.	148,347	154
WPG Holdings Ltd.	43,560	85
WT Microelectronics Co. Ltd.	9,000	25
Yageo Corp.	2,000	30
Zhen Ding Technology Holding Ltd.	9,000	33

		7,832

MATERIALS 2.4%
Asia Cement Corp.	95,000	160
Cheng Loong Corp.	22,000	27
China Steel Corp.	370,000	499
Eternal Materials Co. Ltd.	22,000	28
Formosa Chemicals & Fibre Corp.	56,000	154
Formosa Plastics Corp.	107,000	396
Nan Ya Plastics Corp.	94,000	304
TA Chen Stainless Pipe	11,000	19
Taiwan Cement Corp.	155,422	269
Taiwan Fertilizer Co. Ltd.	9,000	23
Tung Ho Steel Enterprise Corp.	15,020	36
YFY, Inc. (a)	25,000	30

		1,945

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	8,000	19
Highwealth Construction Corp.	16,000	25
Ruentex Development Co. Ltd.	6,800	19

		63

Total Taiwan		14,834

THAILAND 4.8%
COMMUNICATION SERVICES 0.5%
Advanced Info Service PCL	39,400	275
Digital Telecommunications Infrastructure Fund	209,000	89
Intouch Holdings PCL	25,700	60
Total Access Communication PCL	9,800	14

		438

CONSUMER DISCRETIONARY 0.1%
Home Product Center PCL	62,700	30
Sri Trang Agro-Industry PCL	50,000	39

		69

CONSUMER STAPLES 0.7%
Berli Jucker PCL	20,300	22
Charoen Pokphand Foods PCL	114,700	83
CP ALL PCL	106,300	207
Siam Makro PCL	28,300	34
Thai Beverage PCL	186,400	98
Thai Union Group PCL 'F'	210,600	119

		563

ENERGY 1.1%
Bangchak Corp. PCL	109,000	97
Esso Thailand PCL (a)(c)	94,800	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

IRPC PCL	789,600	84
PTT Exploration & Production PCL	24,800	107
PTT PCL	463,000	534
Star Petroleum Refining PCL	70,400	20
Thai Oil PCL	32,400	50

		915

FINANCIALS 0.7%
Bangkok Bank PCL	41,200	169
Kasikornbank PCL	23,700	114
Krung Thai Bank PCL	212,500	88
Siam Commercial Bank PCL	18,700	64
Thanachart Capital PCL	75,000	97
Tisco Financial Group PCL	7,400	22
TMBThanachart Bank PCL	966,700	38

		592

HEALTH CARE 0.2%
Bangkok Dusit Medical Services PCL 'F'	135,800	102
Bumrungrad Hospital PCL	7,200	34

		136

INDUSTRIALS 0.3%
Airports of Thailand PCL	10,100	20
Delta Electronics Thailand PCL	8,900	103
Jasmine Broadband Internet Infrastructure Fund	216,300	72

		195

INFORMATION TECHNOLOGY 0.1%
Fabrinet (a)	952	100

MATERIALS 0.8%
Indorama Ventures PCL	21,100	30
PTT Global Chemical PCL	115,800	176
SCG Packaging PCL	14,200	26
Siam Cement PCL	38,600	443

		675

REAL ESTATE 0.2%
Central Pattana PCL	20,900	37
Land & Houses PCL	351,000	100
Sansiri PCL	566,700	21
Supalai PCL	50,900	33

		191

UTILITIES 0.1%
Gulf Energy Development PCL	23,900	36
Ratch Group PCL	13,500	18

		54

Total Thailand		3,928

TURKEY 2.0%
COMMUNICATION SERVICES 0.1%
Turkcell Iletisim Hizmetleri AS	67,202	103

CONSUMER DISCRETIONARY 0.3%
Arcelik AS	26,049	107
Ford Otomotiv Sanayi AS	4,281	87
Tofas Turk Otomobil Fabrikasi AS	13,118	70

		264

CONSUMER STAPLES 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	9,709	18
BIM Birlesik Magazalar AS	14,687	85
Coca-Cola Icecek AS	2,825	22

		125

ENERGY 0.4%
Turkiye Petrol Rafinerileri AS	20,512	300

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

FINANCIALS 0.4%
Akbank TAS	70,820	35
Haci Omer Sabanci Holding AS	86,787	104
Is Yatirim Menkul Degerler AS	22,694	30
Turkiye Garanti Bankasi AS	43,230	36
Turkiye Halk Bankasi AS (a)(c)	45,163	14
Turkiye Is Bankasi AS 'C'	145,212	87
Turkiye Vakiflar Bankasi TAO 'D' (a)	83,159	20
Yapi ve Kredi Bankasi AS	95,492	27

		353

INDUSTRIALS 0.5%
Enka Insaat ve Sanayi AS	64,095	70
KOC Holding AS	27,170	74
Turk Hava Yollari AO (a)	100,126	220
Turkiye Sise ve Cam Fabrikalari AS	25,384	26

		390

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	37,728	83
Petkim Petrokimya Holding AS (a)	38,659	24

		107

UTILITIES 0.0%
Aygaz AS	20,575	37

Total Turkey		1,679

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	21,000	13

Total United States		13

Total Common Stocks (Cost $66,958)		75,118

	UNITS
EQUITY-LINKED SECURITIES 0.8%
UNITED KINGDOM 0.8%
FINANCIALS 0.8%
HSBC Bank PLC, Bank of Jiangsu Co. Ltd. - Exp. 06/25/2022	30,900	34
HSBC Bank PLC, Bank of Nanjing Co. Ltd. - Exp. 12/17/2022	11,400	19
HSBC Bank PLC, China State Construction Engineering Corp. Ltd. - Exp. 06/02/2022	45,600	39
HSBC Bank PLC, China Yangtze Power Co. Ltd. - Exp. 04/13/2022	10,200	36
HSBC Bank PLC, Contemporary Amperex Technology Co. Ltd. - Exp. 06/25/2022	400	32
HSBC Bank PLC, Hesteel Co. Ltd. - Exp. 9/29/2022	68,800	26
HSBC Bank PLC, Huayu Automotive Systems Co. Ltd. - Exp. 07/18/2022	5,000	16
HSBC Bank PLC, Industrial Bank Co. Ltd. - Exp. 09/16/2022	60,300	197
HSBC Bank PLC, Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Exp. 08/17/2022	1,600	34
HSBC Bank PLC, Kweichow Moutai Co. Ltd. - Exp. 08/15/2022	100	27
HSBC Bank PLC, Luxshare Precision Industry Co. Ltd. - Exp. 05/30/2022	6,400	32
HSBC Bank PLC, Luzhou Laojiao Co. Ltd. - Exp. 05/30/2022	1,200	35
HSBC Bank PLC, Power Construction Corp of China Ltd - Exp. 06/25/2022	30,600	35
HSBC Bank PLC, TBEA Co. Ltd. - Exp. 06/25/2022	7,300	24
HSBC Bank PLC, Wens Foodstuffs Group Co Ltd – Exp. 11/02/2022	11,400	40

		626

INDUSTRIALS 0.0%
HSBC Bank PLC, Inner Mongolia Yili Industrial Group Co. Ltd. - Exp. 1/17/2023	4,300	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

HSBC Bank PLC, SAIC Motor Corp. Ltd. - Exp. 12/07/2022	5,600	15

		40

Total Equity-Linked Securities (Cost $654)		666

	SHARES
EXCHANGE-TRADED FUNDS 4.4%
UNITED STATES 4.4%
iShares MSCI India ETF	80,812	3,602

Total Exchange-Traded Funds (Cost $3,443)		3,602

PREFERRED STOCKS 2.6%
BRAZIL 2.3%
ENERGY 0.4%
Petroleo Brasileiro SA	47,700	335

FINANCIALS 0.4%
Banco Bradesco SA	19,900	93
Banco do Estado do Rio Grande do Sul SA	18,600	42
Itau Unibanco Holding SA	32,750	189

		324

MATERIALS 0.8%
Braskem SA	10,900	101
Gerdau SA	47,700	309
Metalurgica Gerdau SA	112,500	290

		700

UTILITIES 0.7%
Cia de Transmissao de Energia Eletrica Paulista	20,300	113
Cia Energetica de Minas Gerais	135,147	432

		545

Total Brazil		1,904

CHILE 0.3%
CONSUMER STAPLES 0.1%
Embotelladora Andina SA	36,307	80

MATERIALS 0.2%
Sociedad Quimica y Minera de Chile SA	2,140	184

Total Chile		264

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(c)	22	0

		0

Total Russia		0

Total Preferred Stocks (Cost $1,298)		2,168

REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion SA de CV	32,700	38

Total Mexico		38

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	22,299	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Total South Africa		23

TURKEY 0.0%
REAL ESTATE 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (c)	113,166	18

Total Turkey		18

Total Real Estate Investment Trusts (Cost $92)		79

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		206

Total Short-Term Instruments (Cost $206)		206

Total Investments in Securities (Cost $72,651)		81,839

INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 1.3%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	1,080,709	1,081

Total Short-Term Instruments (Cost $1,081)		1,081

Total Investments in Affiliates (Cost $1,081)		1,081

Total Investments 100.2% (Cost $73,732)		$82,920
Other Assets and Liabilities, net (0.2)%		(178)

Net Assets 100.0%		$82,742

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $1,039 were out on loan in exchange for $1,086 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$206	U.S. Treasury Notes 0.375% due 09/15/2024		$(211)	$206	$206

Total Repurchase Agreements							$(211)	$206	$206

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$35	$0	$0	$35
	Consumer Discretionary				291	0	0	291
	Consumer Staples				910	0	0	910
	Energy				163	0	0	163
	Financials				564	0	0	564
	Health Care				24	0	0	24
	Industrials				53	0	0	53
	Materials				1,309	0	0	1,309
	Utilities				276	0	0	276
Chile
	Communication Services				41	0	0	41
	Consumer Discretionary				93	0	0	93
	Consumer Staples				233	0	0	233
	Energy				39	0	0	39
	Financials				58	78	0	136
	Materials				25	0	0	25
	Utilities				68	99	0	167
China
	Communication Services				266	39	0	305
	Consumer Discretionary				320	868	0	1,188
	Consumer Staples				0	492	0	492
	Energy				303	1,988	0	2,291
	Financials				26	3,392	0	3,418
	Health Care				0	316	0	316
	Industrials				53	1,081	0	1,134
	Information Technology				0	287	0	287
	Materials				0	799	0	799
	Real Estate				0	213	26	239
	Utilities				0	674	0	674
Greece
	Communication Services				0	162	0	162
	Consumer Discretionary				0	64	0	64
	Energy				0	18	0	18
	Financials				0	256	0	256
	Industrials				0	36	0	36
	Utilities				0	66	0	66
Hong Kong
	Consumer Staples				0	131	0	131
	Financials				22	605	0	627
	Industrials				25	254	0	279
	Real Estate				0	624	0	624
	Utilities				0	1,275	0	1,275

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

India
Consumer Discretionary	546	0	0	546
Financials	1,338	61	0	1,399
Health Care	338	0	0	338
Industrials	300	0	0	300
Information Technology	4,593	0	0	4,593
Indonesia
Communication Services	0	433	0	433
Consumer Discretionary	202	0	0	202
Consumer Staples	19	152	0	171
Energy	150	233	0	383
Financials	322	99	0	421
Health Care	102	0	0	102
Materials	0	51	0	51
Utilities	0	38	0	38
Malaysia
Communication Services	78	77	0	155
Consumer Discretionary	0	146	0	146
Consumer Staples	120	86	0	206
Energy	35	0	0	35
Financials	0	523	0	523
Industrials	33	104	0	137
Materials	149	0	0	149
Utilities	120	24	0	144
Mexico
Communication Services	879	0	0	879
Consumer Staples	1,076	0	0	1,076
Financials	136	0	0	136
Industrials	112	0	0	112
Materials	507	0	0	507
Philippines
Communication Services	133	52	0	185
Consumer Staples	59	0	0	59
Financials	25	92	0	117
Industrials	31	155	0	186
Real Estate	0	70	0	70
Utilities	0	82	0	82
Poland
Communication Services	0	118	0	118
Energy	0	347	0	347
Financials	0	330	0	330
Materials	0	167	0	167
Utilities	0	77	0	77
Romania
Real Estate	0	21	0	21
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	34	311	0	345
Consumer Discretionary	0	55	0	55
Consumer Staples	0	45	0	45
Energy	0	340	0	340
Financials	37	946	0	983
Health Care	0	61	0	61
Materials	0	1,132	0	1,132
Utilities	0	37	0	37
Singapore
Industrials	0	39	0	39
South Africa
Communication Services	155	570	0	725
Consumer Discretionary	150	155	0	305
Consumer Staples	300	205	0	505
Energy	0	222	0	222
Financials	0	528	0	528
Health Care	75	0	0	75
Industrials	26	29	0	55
Materials	107	1,556	0	1,663
South Korea
Communication Services	0	1,431	0	1,431
Consumer Discretionary	0	3,412	0	3,412
Consumer Staples	0	775	0	775
Energy	0	1,105	0	1,105
Financials	0	2,076	0	2,076
Health Care	0	19	0	19
Industrials	0	1,529	0	1,529
Information Technology	0	1,045	0	1,045
Materials	0	1,684	0	1,684
Utilities	0	491	0	491
Taiwan
Communication Services	0	524	0	524
Consumer Discretionary	0	570	0	570
Consumer Staples	0	362	0	362
Energy	0	75	0	75
Financials	0	2,680	0	2,680

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Industrials	0	783	0	783
Information Technology	14	7,818	0	7,832
Materials	0	1,945	0	1,945
Real Estate	0	63	0	63
Thailand
Communication Services	0	438	0	438
Consumer Discretionary	0	69	0	69
Consumer Staples	0	563	0	563
Energy	0	915	0	915
Financials	0	592	0	592
Health Care	0	136	0	136
Industrials	0	195	0	195
Information Technology	100	0	0	100
Materials	30	645	0	675
Real Estate	0	191	0	191
Utilities	0	54	0	54
Turkey
Communication Services	103	0	0	103
Consumer Discretionary	264	0	0	264
Consumer Staples	85	40	0	125
Energy	300	0	0	300
Financials	66	287	0	353
Industrials	390	0	0	390
Materials	0	107	0	107
Utilities	37	0	0	37
United States
Consumer Discretionary	0	13	0	13
Equity-Linked Securities
United Kingdom
Financials	0	626	0	626
Industrials	0	40	0	40
Exchange-Traded Funds
United States	3,602	0	0	3,602
Preferred Stocks
Brazil
Energy	335	0	0	335
Financials	324	0	0	324
Materials	700	0	0	700
Utilities	545	0	0	545
Chile
Consumer Staples	0	80	0	80
Materials	0	184	0	184
Real Estate Investment Trusts
Mexico
Real Estate	38	0	0	38
South Africa
Real Estate	23	0	0	23
Turkey
Real Estate	18	0	0	18
Short-Term Instruments
Repurchase Agreements	0	206	0	206

	$24,458	$57,354	$27	$81,839
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,081	0	0	1,081

Total Investments	$25,539	$57,354	$27	$82,920

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
COMMON STOCKS 95.8%
AUSTRALIA 4.5%
COMMUNICATION SERVICES 0.5%
carsales.com Ltd.	1,266	$20
Nine Entertainment Co. Holdings Ltd.	5,374	12
REA Group Ltd.	283	28
SEEK Ltd.	2,036	45
Telstra Corp. Ltd.	116,272	343

		448

CONSUMER DISCRETIONARY 0.6%
Aristocrat Leisure Ltd.	891	24
Breville Group Ltd.	1,163	24
Crown Resorts Ltd. (a)	10,347	99
Domino's Pizza Enterprises Ltd.	449	29
Harvey Norman Holdings Ltd.	8,055	32
JB Hi-Fi Ltd.	1,372	55
Super Retail Group Ltd.	3,585	28
Tabcorp Holdings Ltd.	7,898	31
Wesfarmers Ltd.	6,318	237

		559

CONSUMER STAPLES 0.6%
Coles Group Ltd.	6,841	91
GrainCorp Ltd. 'A'	6,869	44
Metcash Ltd.	18,419	62
Woolworths Group Ltd.	13,061	363

		560

ENERGY 0.3%
Ampol Ltd.	3,028	69
Santos Ltd.	5,478	32
Viva Energy Group Ltd.	15,341	27
Whitehaven Coal Ltd.	14,115	44
Woodside Petroleum Ltd.	3,858	92

		264

FINANCIALS 0.8%
AMP Ltd. (a)	47,376	34
ASX Ltd.	443	27
Bank of Queensland Ltd.	4,822	31
Bendigo & Adelaide Bank Ltd.	4,421	34
Insurance Australia Group Ltd.	7,977	26
Macquarie Group Ltd.	780	118
Medibank Pvt Ltd.	24,879	57
National Australia Bank Ltd.	7,164	172
NIB Holdings Ltd.	4,319	21
Perpetual Ltd.	726	19
QBE Insurance Group Ltd.	4,837	41
Suncorp Group Ltd.	15,581	129

		709

HEALTH CARE 0.2%
Cochlear Ltd.	184	31
CSL Ltd.	406	81
Sonic Healthcare Ltd.	2,118	56

		168

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	14,683	40
Brambles Ltd.	8,108	60
Downer EDI Ltd.	7,148	29
Qantas Airways Ltd. (a)	7,218	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Transurban Group	3,249	33

		190

INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC 'A' (a)	265	78
Computershare Ltd.	1,687	31

		109

MATERIALS 1.0%
BHP Group Ltd.	4,215	163
BlueScope Steel Ltd.	5,284	82
CSR Ltd.	8,486	39
Evolution Mining Ltd.	8,155	27
Fortescue Metals Group Ltd.	10,915	168
IGO Ltd.	3,882	41
Iluka Resources Ltd.	3,585	30
Incitec Pivot Ltd.	19,618	56
Mineral Resources Ltd.	1,097	43
Newcrest Mining Ltd.	1,706	34
Northern Star Resources Ltd.	4,372	35
Orica Ltd.	2,380	28
OZ Minerals Ltd.	1,609	32
Rio Tinto Ltd.	1,116	100

		878

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	3,410	28

UTILITIES 0.2%
AGL Energy Ltd.	7,644	44
APA Group	4,823	38
Origin Energy Ltd.	29,453	137

		219

Total Australia		4,132

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	1,417	68

FINANCIALS 0.1%
Erste Group Bank AG	640	23
UNIQA Insurance Group AG (a)	3,373	27

		50

INDUSTRIALS 0.0%
Andritz AG	561	26

MATERIALS 0.0%
voestalpine AG	829	25

REAL ESTATE 0.1%
CA Immobilien Anlagen AG	1,062	33

UTILITIES 0.0%
Verbund AG (a)	270	28

Total Austria		230

BELGIUM 0.3%
COMMUNICATION SERVICES 0.1%
Proximus SADP	2,067	39

CONSUMER STAPLES 0.0%
Etablissements Franz Colruyt NV	660	27

FINANCIALS 0.1%
Ageas SA	865	44
Gimv NV	374	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

KBC Group NV	560	40

		106

HEALTH CARE 0.1%
UCB SA	559	67

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	153	29

INFORMATION TECHNOLOGY 0.0%
Barco NV	1,274	28

MATERIALS 0.0%
Solvay SA	254	25

Total Belgium		321

CANADA 9.2%
COMMUNICATION SERVICES 0.7%
BCE, Inc.	3,573	198
Cineplex, Inc. (a)	2,718	29
Cogeco Communications, Inc.	378	31
Quebecor, Inc. 'B'	1,272	30
Rogers Communications, Inc. 'B'	1,652	94
Shaw Communications, Inc. 'B'	3,877	120
TELUS Corp.	3,775	99

		601

CONSUMER DISCRETIONARY 0.7%
BRP, Inc.	327	27
Canadian Tire Corp. Ltd. 'A'	963	145
Dollarama, Inc.	1,181	67
Gildan Activewear, Inc.	1,536	58
Lululemon Athletica, Inc. (a)	126	46
Magna International, Inc.	4,030	259
Martinrea International, Inc. (e)	2,674	19

		621

CONSUMER STAPLES 0.8%
Alimentation Couche-Tard, Inc.	3,840	173
Empire Co. Ltd. 'A'	3,020	107
George Weston Ltd.	796	98
Loblaw Cos., Ltd.	1,480	133
Maple Leaf Foods, Inc.	822	19
Metro, Inc.	1,613	93
North West Co., Inc.	853	26
Premium Brands Holdings Corp.	318	28
Saputo, Inc.	1,428	34

		711

ENERGY 2.1%
ARC Resources Ltd.	7,754	104
Birchcliff Energy Ltd.	8,075	54
Canadian Natural Resources Ltd.	1,604	99
Cenovus Energy, Inc.	12,587	210
Crescent Point Energy Corp.	26,267	190
Enbridge, Inc.	3,027	139
Enerplus Corp.	5,719	73
Gibson Energy, Inc.	2,231	45
Imperial Oil Ltd.	3,444	167
MEG Energy Corp. (a)	7,460	102
Peyto Exploration & Development Corp.	4,739	48
Suncor Energy, Inc.	14,376	468
TC Energy Corp.	646	36
Vermilion Energy, Inc.	5,111	107
Whitecap Resources, Inc. (e)	11,254	93

		1,935

FINANCIALS 1.9%
Bank of Montreal	1,673	197
Bank of Nova Scotia	2,250	161
Brookfield Asset Management, Inc. 'A'	2,799	158
Canadian Imperial Bank of Commerce	2,289	278
CI Financial Corp.	2,886	46
Fairfax Financial Holdings Ltd.	240	131
Great-West Lifeco, Inc. (e)	1,588	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Home Capital Group, Inc.	1,469	45
IGM Financial, Inc.	836	30
Intact Financial Corp. (e)	672	99
Onex Corp.	540	36
Power Corp. of Canada	4,717	146
Royal Bank of Canada	1,594	175
Toronto-Dominion Bank	2,600	206

		1,755

HEALTH CARE 0.0%
Chartwell Retirement Residences	1,890	19

INDUSTRIALS 1.0%
Aecon Group, Inc.	2,156	29
Canadian National Railway Co.	1,168	157
Canadian Pacific Railway Ltd.	1,906	157
Finning International, Inc.	1,921	58
Ritchie Bros Auctioneers, Inc.	741	44
Russel Metals, Inc.	1,191	32
TFI International, Inc.	1,199	128
Thomson Reuters Corp.	1,603	174
Toromont Industries Ltd.	818	77
Westshore Terminals Investment Corp.	1,821	48
WSP Global, Inc.	201	27

		931

INFORMATION TECHNOLOGY 0.3%
Canadian Solar, Inc. (a)	763	27
Celestica, Inc. (a)	3,500	42
CGI, Inc. (a)	1,072	85
Constellation Software, Inc. (e)	40	68
Open Text Corp.	695	30

		252

MATERIALS 1.1%
Eldorado Gold Corp. (a)	3,398	38
First Quantum Minerals Ltd.	2,882	100
Franco-Nevada Corp.	621	99
Interfor Corp.	1,735	48
Intertape Polymer Group, Inc.	1,385	44
Methanex Corp.	989	54
Nutrien Ltd.	1,242	128
Resolute Forest Products, Inc.	2,391	31
Stelco Holdings, Inc.	1,319	55
Teck Resources Ltd. 'B'	6,139	248
Transcontinental, Inc. 'A'	1,700	24
Turquoise Hill Resources Ltd. (a)	1,645	49
West Fraser Timber Co. Ltd.	758	62

		980

REAL ESTATE 0.1%
Colliers International Group, Inc.	354	46
FirstService Corp.	282	41

		87

UTILITIES 0.5%
Algonquin Power & Utilities Corp.	1,382	21
Atco Ltd. 'I'	1,350	46
Canadian Utilities Ltd. 'A'	917	28
Emera, Inc.	1,243	62
Fortis, Inc.	2,823	140
Hydro One Ltd.	2,327	63
Northland Power, Inc.	1,253	42
Superior Plus Corp.	2,617	24
TransAlta Corp.	4,270	44
TransAlta Renewables, Inc.	1,759	26

		496

Total Canada		8,388

CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	1,236	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Total Chile		27

DENMARK 2.2%
CONSUMER DISCRETIONARY 0.0%
Pandora AS	299	29

CONSUMER STAPLES 0.1%
Carlsberg AS 'B'	259	32
Royal Unibrew AS	456	42
Scandinavian Tobacco Group AS	1,544	33

		107

FINANCIALS 0.1%
Sydbank AS	892	30
Topdanmark AS	612	34
Tryg AS	1,175	29

		93

HEALTH CARE 1.1%
Coloplast AS 'B'	231	35
Novo Nordisk AS 'B'	8,373	929

		964

INDUSTRIALS 0.7%
AP Moller - Maersk AS 'B'	141	424
D/S Norden AS	1,213	42
DSV AS	546	105
ISS AS (a)	1,509	27
Vestas Wind Systems AS	2,542	74

		672

MATERIALS 0.1%
Novozymes AS 'B'	920	63

UTILITIES 0.1%
Orsted AS	396	50

Total Denmark		1,978

FINLAND 1.0%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	951	57

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	3,983	110

ENERGY 0.1%
Neste Oyj	1,971	90

FINANCIALS 0.2%
Nordea Bank Abp	5,853	60
Sampo Oyj 'A'	2,868	140

		200

HEALTH CARE 0.0%
Orion Oyj 'B'	584	27

INDUSTRIALS 0.1%
Kone Oyj 'B'	1,959	103
Wartsila Oyj Abp	3,645	33

		136

INFORMATION TECHNOLOGY 0.1%
Nokia Oyj (a)	9,332	51
TietoEVRY Oyj	1,001	27

		78

MATERIALS 0.2%
Kemira Oyj	1,771	23
Outokumpu OYJ (a)	6,527	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Stora Enso Oyj 'R'	3,389	66
UPM-Kymmene Oyj	1,435	47

		171

REAL ESTATE 0.1%
Citycon Oyj	3,662	28
Kojamo OYJ	1,418	34

		62

UTILITIES 0.0%
Fortum Oyj	1,320	24

Total Finland		955

FRANCE 7.3%
COMMUNICATION SERVICES 0.8%
Eutelsat Communications SA	5,160	56
Lagardere SA	1,041	29
Metropole Television SA	1,440	29
Orange SA	42,297	501
Publicis Groupe SA	1,158	70
Television Francaise 1	2,296	22
Vivendi SE	2,341	31

		738

CONSUMER DISCRETIONARY 1.2%
Cie Generale des Etablissements Michelin SCA	568	77
EssilorLuxottica SA (a)	460	84
Hermes International	134	189
Kering SA	177	112
LVMH Moet Hennessy Louis Vuitton SE	556	397
Renault SA	8,672	227
Sodexo SA	471	38

		1,124

CONSUMER STAPLES 0.9%
Carrefour SA	17,784	387
Danone SA	2,294	127
L'Oreal SA	429	171
Pernod Ricard SA	688	151

		836

ENERGY 0.7%
TotalEnergies SE	11,858	600

FINANCIALS 1.0%
AXA SA	4,511	132
BNP Paribas SA	2,279	130
Credit Agricole SA	4,874	58
Eurazeo SE	339	29
SCOR SE	1,080	35
Societe Generale SA	19,851	532

		916

HEALTH CARE 0.5%
Sanofi	3,655	374
Sartorius Stedim Biotech	96	39

		413

INDUSTRIALS 1.2%
Airbus SE (a)	326	39
Bouygues SA	2,580	90
Bureau Veritas SA	2,903	83
Cie de Saint-Gobain	2,293	137
Dassault Aviation SA	280	44
Elis SA (a)	1,761	26
Legrand SA	580	55
Nexans SA	504	47
Rexel SA	6,523	139
Safran SA (a)	417	49
Societe BIC SA	512	26
Teleperformance	204	78
Thales SA	418	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Vinci SA	1,856	190

		1,055

INFORMATION TECHNOLOGY 0.2%
Alten SA	217	33
Capgemini SE	261	58
Dassault Systemes SE	1,918	94

		185

MATERIALS 0.0%
Vicat SA	737	25

REAL ESTATE 0.0%
Nexity SA	736	26

UTILITIES 0.8%
Electricite de France SA	10,397	98
Engie SA	27,881	366
Veolia Environnement SA	8,382	269

		733

Total France		6,651

GERMANY 4.8%
COMMUNICATION SERVICES 0.2%
CTS Eventim AG & Co. KGaA	420	28
Freenet AG	2,204	59
ProSiebenSat.1 Media SE	3,453	44
Scout24 SE	349	20
Telefonica Deutschland Holding AG	11,740	32

		183

CONSUMER DISCRETIONARY 1.3%
adidas AG	375	87
Bayerische Motoren Werke AG	5,502	476
Ceconomy AG	6,805	26
Continental AG (a)	350	25
ElringKlinger AG (a)	2,214	21
Hornbach Holding AG & Co. KGaA	447	56
Hugo Boss AG	1,023	59
Mercedes-Benz Group AG	5,412	380
TUI AG	8,693	27
Vitesco Technologies Group AG (a)	754	30

		1,187

CONSUMER STAPLES 0.1%
Beiersdorf AG	225	24
Metro AG	2,647	23

		47

FINANCIALS 0.8%
Aareal Bank AG	1,350	43
Commerzbank AG	28,720	218
Deutsche Bank AG	14,646	185
Deutsche Boerse AG	751	135
Deutsche Pfandbriefbank AG	3,975	48
Hannover Rueck SE	283	48
Talanx AG	705	31

		708

HEALTH CARE 0.4%
BioNTech SE ADR (a)	610	104
Carl Zeiss Meditec AG	224	36
Fresenius Medical Care AG & Co. KGaA	396	27
Fresenius SE & Co. KGaA	1,057	39
Merck KGaA	552	115
Siemens Healthineers AG	1,084	67

		388

INDUSTRIALS 0.6%
Bilfinger SE	847	32
Deutsche Lufthansa AG	19,057	154
Deutsche Post AG	3,126	149
Duerr AG	722	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Hapag-Lloyd AG	168	58
Kloeckner & Co. SE (a)	2,441	33
Knorr-Bremse AG	329	25
MTU Aero Engines AG	128	30
Nordex SE (a)	1,630	28
Rational AG	30	21

		551

INFORMATION TECHNOLOGY 0.3%
SAP SE	2,501	277

MATERIALS 0.5%
Aurubis AG	671	80
BASF SE	1,277	73
Covestro AG	646	33
K&S AG	6,722	202
Salzgitter AG	1,543	71

		459

REAL ESTATE 0.2%
LEG Immobilien SE	479	55
TAG Immobilien AG	1,886	43
Vonovia SE	1,550	72

		170

UTILITIES 0.4%
E.ON SE	11,019	128
RWE AG	4,648	202
Uniper SE	1,771	46

		376

Total Germany		4,346

HONG KONG 1.5%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	24,500	28
HKT Trust & HKT Ltd.	37,000	51
PCCW Ltd.	92,295	52

		131

CONSUMER DISCRETIONARY 0.1%
Bosideng International Holdings Ltd.	62,000	29
Chow Tai Fook Jewellery Group Ltd.	18,400	33
Skyworth Group Ltd. (a)	54,000	27

		89

CONSUMER STAPLES 0.0%
WH Group Ltd.	46,000	29

FINANCIALS 0.1%
Hong Kong Exchanges & Clearing Ltd.	1,400	66

INDUSTRIALS 0.5%
Cathay Pacific Airways Ltd. (a)	43,000	42
CK Hutchison Holdings Ltd.	13,500	99
Hutchison Port Holdings Trust	139,000	34
Jardine Matheson Holdings Ltd.	1,500	82
MTR Corp. Ltd.	7,500	40
NWS Holdings Ltd.	29,000	27
Pacific Basin Shipping Ltd.	50,000	27
SITC International Holdings Co. Ltd.	14,000	49
Xinyi Glass Holdings Ltd.	10,000	24

		424

INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	8,700	42
Kingboard Laminates Holdings Ltd.	16,500	27
Truly International Holdings Ltd.	90,000	25

		94

REAL ESTATE 0.4%
CK Asset Holdings Ltd.	16,000	109
Hongkong Land Holdings Ltd.	11,200	55
Hopson Development Holdings Ltd.	17,600	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

New World Development Co. Ltd.	14,000	57
Sun Hung Kai Properties Ltd.	3,500	42
Swire Pacific Ltd. 'A'	5,000	30
Wharf Holdings Ltd.	10,000	31

		357

UTILITIES 0.2%
CLP Holdings Ltd.	9,600	93
HK Electric Investments & HK Electric Investments Ltd.	19,000	18
Hong Kong & China Gas Co. Ltd.	33,972	41
Power Assets Holdings Ltd.	5,000	33

		185

Total Hong Kong		1,375

IRELAND 1.4%
CONSUMER DISCRETIONARY 0.1%
Aptiv PLC (a)	975	117

CONSUMER STAPLES 0.1%
Glanbia PLC	2,689	31
Kerry Group PLC 'A'	497	56

		87

FINANCIALS 0.0%
Bank of Ireland Group PLC (a)	5,069	32

HEALTH CARE 0.5%
ICON PLC (a)	450	109
Jazz Pharmaceuticals PLC (a)	217	34
Medtronic PLC	2,804	311

		454

INDUSTRIALS 0.4%
Allegion PLC	315	35
DCC PLC	350	27
Experian PLC	2,183	84
Grafton Group PLC	2,293	29
Kingspan Group PLC	875	85
Trane Technologies PLC	364	56

		316

MATERIALS 0.3%
CRH PLC	1,432	57
James Hardie Industries PLC	4,686	141
Smurfit Kappa Group PLC	1,360	60

		258

Total Ireland		1,264

ISRAEL 1.0%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	36,993	63

CONSUMER STAPLES 0.0%
Strauss Group Ltd.	860	26

ENERGY 0.2%
Delek Group Ltd. (a)	476	69
Oil Refineries Ltd. (a)	130,768	52
Paz Oil Co. Ltd. (a)	169	25

		146

FINANCIALS 0.3%
Bank Hapoalim BM	8,936	89
Bank Leumi Le-Israel BM	9,647	104
Harel Insurance Investments & Financial Services Ltd.	2,491	30
Israel Discount Bank Ltd. 'A'	7,359	46
Mizrahi Tefahot Bank Ltd.	983	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Plus500 Ltd.	962	18

		325

HEALTH CARE 0.1%
Taro Pharmaceutical Industries Ltd. (a)	562	24
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	5,554	52

		76

INDUSTRIALS 0.0%
Elbit Systems Ltd.	158	34

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	253	35
Nice Ltd. (a)	129	28

		63

MATERIALS 0.1%
ICL Group Ltd.	8,270	98

REAL ESTATE 0.1%
Azrieli Group Ltd.	312	28
Gazit-Globe Ltd.	4,101	37

		65

Total Israel		896

ITALY 2.8%
COMMUNICATION SERVICES 0.2%
Infrastrutture Wireless Italiane SpA	2,685	30
MFE-MediaForEurope NV 'B'	9,786	11
Telecom Italia SpA	434,673	160

		201

CONSUMER DISCRETIONARY 0.2%
Brembo SpA	2,374	26
De' Longhi SpA	809	22
Ferrari NV	272	59
Moncler SpA	787	44

		151

CONSUMER STAPLES 0.0%
MARR SpA	1,315	22

ENERGY 0.9%
Eni SpA	55,787	814

FINANCIALS 0.7%
Anima Holding SpA	5,805	26
Assicurazioni Generali SpA	1,328	30
Azimut Holding SpA	2,026	47
Banca Generali SpA	639	24
Banca IFIS SpA	2,359	48
Banca Popolare di Sondrio SPA	7,853	32
Banco BPM SpA	19,656	58
BPER Banca	18,981	33
FinecoBank Banca Fineco SpA	2,495	38
Intesa Sanpaolo SpA	31,960	73
UniCredit SpA	13,146	142
Unipol Gruppo SpA	11,551	63

		614

HEALTH CARE 0.1%
Amplifon SpA	1,158	51
DiaSorin SpA	273	43
Recordati Industria Chimica e Farmaceutica SpA	961	48

		142

INDUSTRIALS 0.1%
Enav SpA	4,603	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Leonardo SpA (a)	5,244	52

		73

UTILITIES 0.6%
Enel SpA	40,460	270
ERG SpA	2,012	67
Iren SpA	9,552	26
Snam SpA	11,617	67
Terna - Rete Elettrica Nazionale	9,117	78

		508

Total Italy		2,525

JAPAN 25.4%
COMMUNICATION SERVICES 2.0%
Avex, Inc.	2,000	22
Capcom Co. Ltd.	1,400	34
CyberAgent, Inc.	2,200	27
Fuji Media Holdings, Inc.	3,000	29
Internet Initiative Japan, Inc.	900	30
Kadokawa Corp.	2,200	58
KDDI Corp.	15,800	518
Koei Tecmo Holdings Co. Ltd.	580	19
Nexon Co. Ltd.	1,300	31
Nintendo Co. Ltd.	200	101
Nippon Telegraph & Telephone Corp. (c)	16,700	485
Nippon Television Holdings, Inc.	3,400	35
Softbank Corp.	31,300	365
Toho Co. Ltd.	1,100	41
Yahoo Japan Corp.	8,500	37

		1,832

CONSUMER DISCRETIONARY 5.0%
Aisin Corp.	2,900	99
Arata Corp.	100	3
Bandai Namco Holdings, Inc.	1,100	83
Bridgestone Corp.	5,000	194
Casio Computer Co. Ltd.	2,300	26
DCM Holdings Co. Ltd.	4,200	36
Denso Corp.	2,400	153
EDION Corp.	2,500	23
Exedy Corp.	2,000	26
Food & Life Cos., Ltd.	2,000	56
Haseko Corp.	1,800	21
Honda Motor Co. Ltd.	17,100	485
Iida Group Holdings Co. Ltd.	2,400	41
Isetan Mitsukoshi Holdings Ltd.	7,900	62
Isuzu Motors Ltd.	11,100	143
J Front Retailing Co. Ltd.	3,400	28
JTEKT Corp.	4,800	38
K's Holdings Corp.	3,900	40
Kohnan Shoji Co. Ltd.	1,500	43
Koito Manufacturing Co. Ltd.	800	32
Mazda Motor Corp.	19,100	140
McDonald's Holdings Co. Japan Ltd.	600	25
Mitsubishi Motors Corp.	12,800	34
NHK Spring Co. Ltd.	2,600	19
Nikon Corp.	3,900	42
Nishimatsuya Chain Co. Ltd.	2,100	27
Nissan Motor Co. Ltd.	58,900	262
Nitori Holdings Co. Ltd.	200	25
NOK Corp.	2,500	23
Oriental Land Co. Ltd.	600	115
Paltac Corp.	100	4
Pan Pacific International Holdings Corp.	3,400	54
Panasonic Corp.	18,200	177
Plenus Co. Ltd.	1,300	21
Rinnai Corp.	100	8
Round One Corp.	2,300	25
Saizeriya Co. Ltd.	1,100	24
Sankyo Co. Ltd.	1,000	28
Sega Sammy Holdings, Inc.	1,400	24
Sekisui Chemical Co. Ltd.	2,200	32
Sekisui House Ltd.	2,900	56
Shimamura Co. Ltd.	800	71
Shimano, Inc.	500	115
Skylark Holdings Co. Ltd.	1,200	16
Sony Group Corp.	2,400	247
Stanley Electric Co. Ltd.	1,400	26
Subaru Corp.	3,700	59
Sumitomo Electric Industries Ltd.	9,900	118

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Sumitomo Forestry Co. Ltd.	2,700	48
Sumitomo Rubber Industries Ltd.	4,500	41
Suzuki Motor Corp.	2,600	89
Tokai Rika Co. Ltd.	1,300	16
Tomy Co. Ltd.	2,000	20
Toyo Tire Corp.	2,100	27
Toyoda Gosei Co. Ltd.	1,700	28
Toyota Boshoku Corp.	3,200	52
Toyota Motor Corp. (c)	25,900	467
TS Tech Co. Ltd.	1,900	21
USS Co. Ltd.	1,900	32
Workman Co. Ltd.	900	37
Yamada Holdings Co. Ltd.	20,300	63
Yamaha Corp.	700	30
Yamaha Motor Co. Ltd.	1,900	43
Yoshinoya Holdings Co. Ltd.	1,100	21
Zensho Holdings Co. Ltd.	1,000	23
ZOZO, Inc.	900	24

		4,531

CONSUMER STAPLES 2.4%
Aeon Co. Ltd.	4,400	94
Ain Holdings, Inc.	100	5
Ajinomoto Co., Inc.	6,700	190
Asahi Group Holdings Ltd.	1,100	40
Calbee, Inc.	1,200	23
Cawachi Ltd.	1,400	26
Earth Corp.	100	5
Fuji Oil Holdings, Inc.	1,300	21
Itoham Yonekyu Holdings, Inc.	4,700	25
Japan Tobacco, Inc.	18,600	318
Kagome Co. Ltd.	900	23
Kao Corp.	1,500	61
Kewpie Corp.	1,300	25
Kikkoman Corp.	700	46
Kirin Holdings Co. Ltd.	7,100	106
Kobe Bussan Co. Ltd.	800	25
Lawson, Inc.	600	23
Maruha Nichiro Corp.	1,300	26
MatsukiyoCocokara & Co.	200	7
Megmilk Snow Brand Co. Ltd.	1,500	24
MEIJI Holdings Co. Ltd.	1,100	60
Mitsubishi Shokuhin Co. Ltd.	1,100	27
Mitsui DM Sugar Holdings Co. Ltd.	1,600	25
Morinaga & Co. Ltd.	900	28
Morinaga Milk Industry Co. Ltd.	600	26
NH Foods Ltd.	2,200	75
Nichirei Corp.	1,100	21
Nippn Corp.	2,100	29
Nisshin Oillio Group Ltd.	900	21
Nisshin Seifun Group, Inc.	1,300	18
Nissin Foods Holdings Co. Ltd.	400	28
Pola Orbis Holdings, Inc.	3,100	40
Sakata Seed Corp.	200	6
Seven & i Holdings Co. Ltd.	8,200	391
Sugi Holdings Co. Ltd.	200	10
Suntory Beverage & Food Ltd.	1,400	53
Toyo Suisan Kaisha Ltd.	600	22
Unicharm Corp.	900	32
United Super Markets Holdings, Inc.	2,900	25
Valor Holdings Co. Ltd.	1,400	24
Welcia Holdings Co. Ltd.	500	12
Yakult Honsha Co. Ltd.	700	37
Yamazaki Baking Co. Ltd.	2,000	25
Yokorei Co. Ltd.	3,700	26

		2,174

ENERGY 0.8%
Cosmo Energy Holdings Co. Ltd.	1,900	41
ENEOS Holdings, Inc. (c)	63,600	238
Idemitsu Kosan Co. Ltd.	5,212	144
Inpex Corp.	22,900	269
Iwatani Corp.	700	29

		721

FINANCIALS 1.6%
Aozora Bank Ltd.	1,600	34
Dai-ichi Life Holdings, Inc.	2,000	41
Daiwa Securities Group, Inc.	6,900	39
Hokuhoku Financial Group, Inc.	5,300	38
Hyakujushi Bank Ltd.	2,200	30
Jafco Co. Ltd.	600	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Japan Post Bank Co. Ltd.	6,700	54
Japan Post Holdings Co. Ltd.	60,400	444
Japan Post Insurance Co. Ltd.	1,700	30
Mebuki Financial Group, Inc.	13,400	28
Mitsubishi UFJ Financial Group, Inc.	25,600	158
MS&AD Insurance Group Holdings, Inc.	1,300	42
Nanto Bank Ltd.	2,300	37
Nishi-Nippon Financial Holdings, Inc.	8,000	49
North Pacific Bank Ltd.	12,600	24
ORIX Corp.	2,100	42
Resona Holdings, Inc.	7,100	30
Senshu Ikeda Holdings, Inc.	20,100	28
Seven Bank Ltd.	13,300	26
Sompo Holdings, Inc.	600	26
Sumitomo Mitsui Financial Group, Inc.	4,300	136
Sumitomo Mitsui Trust Holdings, Inc.	2,000	65
Tokio Marine Holdings, Inc.	1,200	70
Zenkoku Hosho Co. Ltd.	200	8

		1,488

HEALTH CARE 1.5%
Alfresa Holdings Corp.	2,200	30
Astellas Pharma, Inc.	17,000	266
Chugai Pharmaceutical Co. Ltd.	900	30
Eisai Co. Ltd.	700	32
H.U. Group Holdings, Inc.	1,100	26
Hoya Corp.	1,900	216
Kaken Pharmaceutical Co. Ltd.	800	25
M3, Inc.	800	29
Medipal Holdings Corp.	2,000	33
Olympus Corp.	3,900	74
Ono Pharmaceutical Co. Ltd.	1,200	30
Otsuka Holdings Co. Ltd.	1,400	48
Shionogi & Co. Ltd.	1,800	111
Suzuken Co. Ltd.	1,000	30
Sysmex Corp.	400	29
Taisho Pharmaceutical Holdings Co. Ltd.	600	28
Takeda Pharmaceutical Co. Ltd. (c)	8,341	238
Terumo Corp.	1,400	42
Toho Holdings Co. Ltd.	1,700	26
Tsumura & Co.	900	24

		1,367

INDUSTRIALS 5.9%
AGC, Inc.	2,700	108
ANA Holdings, Inc. (a)	3,000	63
Central Glass Co. Ltd.	1,200	20
COMSYS Holdings Corp.	1,200	26
Dai Nippon Printing Co. Ltd.	3,100	73
Daikin Industries Ltd.	800	145
East Japan Railway Co.	2,200	127
FANUC Corp.	400	70
Fuji Electric Co. Ltd.	500	25
Fujikura Ltd.	5,900	30
Fujitec Co. Ltd.	1,200	31
Hankyu Hanshin Holdings, Inc.	1,100	32
Hanwa Co. Ltd.	900	24
Hazama Ando Corp.	2,200	16
Hino Motors Ltd.	4,500	26
Hitachi Ltd.	12,700	636
Hitachi Transport System Ltd.	800	44
Hitachi Zosen Corp.	5,100	31
Hoshizaki Corp.	100	7
IHI Corp.	1,400	33
ITOCHU Corp.	2,900	98
Japan Airlines Co. Ltd. (c)	7,300	136
Kajima Corp.	2,400	29
Kandenko Co. Ltd.	3,700	25
Kawasaki Heavy Industries Ltd.	2,700	49
Kawasaki Kisen Kaisha Ltd.	800	52
Keio Corp.	600	23
Kintetsu Group Holdings Co. Ltd. 'L'	900	26
Kubota Corp.	1,500	28
Kurita Water Industries Ltd.	800	29
Kyushu Railway Co.	1,100	22
LIXIL Group Corp.	1,500	28
Makita Corp.	800	26
Marubeni Corp.	26,700	310
Meitec Corp.	300	16
Minebea Mitsumi, Inc.	1,900	41
Mirait Holdings Corp.	1,600	25
MISUMI Group, Inc.	900	27
Mitsubishi Corp.	2,700	101
Mitsubishi Heavy Industries Ltd. (c)	6,800	223

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Mitsui & Co. Ltd.	5,400	147
Mitsui OSK Lines Ltd.	9,900	275
Nagase & Co. Ltd.	1,800	27
Nankai Electric Railway Co. Ltd.	1,300	25
Nippon Steel Trading Corp.	700	30
Nippon Yusen KK (c)	5,700	499
Nisshinbo Holdings, Inc.	4,000	35
NSK Ltd.	8,500	51
Obayashi Corp.	5,000	37
Odakyu Electric Railway Co. Ltd.	1,400	23
Persol Holdings Co. Ltd.	1,400	31
Recruit Holdings Co. Ltd.	6,500	282
Secom Co. Ltd.	800	58
Senko Group Holdings Co. Ltd.	3,400	25
SG Holdings Co. Ltd.	1,200	23
Shibaura Machine Co. Ltd.	1,100	31
Shinmaywa Industries Ltd.	2,600	19
SHO-BOND Holdings Co. Ltd.	200	9
SMC Corp.	100	56
Sohgo Security Services Co. Ltd.	300	10
Sojitz Corp.	5,140	85
Sotetsu Holdings, Inc.	1,400	26
Sumitomo Corp.	1,900	33
Taikisha Ltd.	1,000	25
Taisei Corp.	3,000	87
Takeuchi Manufacturing Co. Ltd.	1,300	28
Tobu Railway Co. Ltd.	1,100	27
Tokyu Corp.	2,700	35
Toppan, Inc.	4,500	79
Toshiba Corp.	4,200	160
TOTO Ltd.	900	36
Toyota Tsusho Corp.	3,100	127
West Japan Railway Co.	1,100	46
Yaskawa Electric Corp.	900	35
Yuasa Trading Co. Ltd.	900	21

		5,424

INFORMATION TECHNOLOGY 3.3%
Advantest Corp.	700	55
Azbil Corp.	700	23
Brother Industries Ltd.	1,400	25
Canon Marketing Japan, Inc.	1,400	29
Canon, Inc.	13,500	329
Citizen Watch Co. Ltd.	6,200	26
Daiwabo Holdings Co. Ltd.	1,700	23
DTS Corp.	1,300	28
FUJIFILM Holdings Corp.	2,700	165
Fujitsu Ltd.	1,200	180
Horiba Ltd.	100	5
Hosiden Corp.	2,100	20
Ibiden Co. Ltd.	2,200	107
Keyence Corp.	400	185
Konica Minolta, Inc.	18,600	78
Macnica Fuji Electronics Holdings, Inc.	1,200	26
Maxell Ltd.	2,100	21
Murata Manufacturing Co. Ltd.	2,900	191
NEC Corp.	4,500	189
Nihon Unisys Ltd.	800	20
Nippon Electric Glass Co. Ltd.	2,200	49
Nomura Research Institute Ltd.	2,700	88
NTT Data Corp.	1,400	28
Obic Co. Ltd.	200	30
Omron Corp.	1,300	87
Otsuka Corp.	400	14
Renesas Electronics Corp. (a)	3,100	36
Ricoh Co. Ltd.	10,800	94
SCREEN Holdings Co. Ltd.	200	20
SCSK Corp.	200	3
Seiko Epson Corp.	1,900	29
Shimadzu Corp.	800	28
Shinko Electric Industries Co. Ltd.	2,200	103
SUMCO Corp.	1,400	23
TIS, Inc.	1,600	37
Tokyo Electron Ltd.	1,000	514
Tokyo Seimitsu Co. Ltd.	200	8
Toshiba TEC Corp.	200	8
Trend Micro, Inc.	400	23
Ulvac, Inc.	500	25

		2,972

MATERIALS 1.8%
Asahi Holdings, Inc.	1,400	26
Daicel Corp.	3,900	26
Dowa Holdings Co. Ltd.	200	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

FP Corp.	200	5
Hitachi Metals Ltd.	1,700	29
JFE Holdings, Inc.	16,800	235
Kaneka Corp.	800	23
Kobe Steel Ltd.	12,600	61
Mitsubishi Chemical Holdings Corp.	18,200	121
Mitsui Chemicals, Inc.	1,600	40
Nippon Steel Corp.	25,100	443
Nissan Chemical Corp.	600	35
Nitto Denko Corp.	1,300	93
NOF Corp.	500	20
Oji Holdings Corp.	8,500	42
Rengo Co. Ltd.	4,400	28
Shin-Etsu Chemical Co. Ltd.	200	30
Sumitomo Chemical Co. Ltd.	27,000	124
Sumitomo Osaka Cement Co. Ltd.	800	22
Tokuyama Corp.	1,700	24
Tokyo Ohka Kogyo Co. Ltd.	900	54
Tokyo Steel Manufacturing Co. Ltd.	2,800	27
Tosoh Corp.	1,700	25
Toyo Seikan Group Holdings Ltd.	2,900	33
Ube Industries Ltd.	1,600	26

		1,601

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	900	96

UTILITIES 1.0%
Chubu Electric Power Co., Inc.	8,100	84
Chugoku Electric Power Co., Inc.	3,500	24
Electric Power Development Co. Ltd. 'C'	6,300	90
Hokkaido Electric Power Co., Inc.	6,400	25
Hokuriku Electric Power Co.	5,300	23
Kansai Electric Power Co., Inc.	8,300	78
Kyushu Electric Power Co., Inc.	5,800	39
Okinawa Electric Power Co., Inc.	2,400	27
Osaka Gas Co. Ltd.	4,700	81
Shikoku Electric Power Co., Inc.	4,700	30
Toho Gas Co. Ltd.	1,200	27
Tohoku Electric Power Co., Inc.	8,400	49
Tokyo Electric Power Co. Holdings, Inc. (a)	63,700	210
Tokyo Gas Co. Ltd.	6,600	121

		908

Total Japan		23,114

LUXEMBOURG 0.9%
COMMUNICATION SERVICES 0.2%
Millicom International Cellular SA (a)	1,056	27
RTL Group SA	543	30
SES SA	9,451	86

		143

HEALTH CARE 0.0%
Eurofins Scientific SE	363	36

MATERIALS 0.6%
APERAM SA	748	33
ArcelorMittal SA	16,445	527

		560

REAL ESTATE 0.1%
Aroundtown SA	6,171	35
Grand City Properties SA	1,052	21

		56

Total Luxembourg		795

NETHERLANDS 4.2%
COMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	30,302	105

CONSUMER DISCRETIONARY 0.4%
Stellantis NV	20,352	329

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

CONSUMER STAPLES 0.8%
Heineken Holding NV	773	60
Heineken NV	659	63
Koninklijke Ahold Delhaize NV	19,613	631

		754

ENERGY 0.0%
Koninklijke Vopak NV	840	27

FINANCIALS 0.8%
ABN AMRO Bank NV	16,294	208
Aegon NV	45,120	239
ASR Nederland NV	629	29
Euronext NV	644	59
ING Groep NV	9,955	104
NN Group NV	1,411	72

		711

HEALTH CARE 0.0%
Qiagen NV (a)	569	28

INDUSTRIALS 0.6%
Arcadis NV	864	39
IMCD NV	432	74
Intertrust NV (a)	1,246	27
Randstad NV	549	33
Signify NV	4,411	205
TKH Group NV	367	21
Wolters Kluwer NV	1,298	138

		537

INFORMATION TECHNOLOGY 1.1%
ASM International NV	393	143
ASML Holding NV	930	622
BE Semiconductor Industries NV	505	43
NXP Semiconductors NV	839	155

		963

MATERIALS 0.4%
Akzo Nobel NV	1,796	155
Koninklijke DSM NV	1,108	198

		353

Total Netherlands		3,807

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	13,078	41

INDUSTRIALS 0.1%
Air New Zealand Ltd. (a)	26,542	23
Auckland International Airport Ltd. (a)	5,497	30
Fletcher Building Ltd.	7,199	32

		85

UTILITIES 0.1%
Contact Energy Ltd.	5,079	29
Meridian Energy Ltd.	7,188	25

		54

Total New Zealand		180

NORWAY 1.7%
COMMUNICATION SERVICES 0.1%
Telenor ASA	6,977	100

CONSUMER STAPLES 0.2%
Mowi ASA	3,510	95
Orkla ASA	3,206	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Salmar ASA	685	54

		177

ENERGY 0.8%
Aker Solutions ASA (a)	16,025	55
Equinor ASA	18,844	704

		759

FINANCIALS 0.2%
Gjensidige Forsikring ASA	1,611	40
SpareBank 1 Nord Norge	2,431	30
SpareBank 1 SMN	1,814	29
SpareBank 1 SR-Bank ASA	2,705	41

		140

INDUSTRIALS 0.1%
Tomra Systems ASA	1,293	66

MATERIALS 0.3%
Norsk Hydro ASA	9,260	90
Yara International ASA	3,831	191

		281

REAL ESTATE 0.0%
Entra ASA	1,683	34

Total Norway		1,557

PORTUGAL 0.3%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS SA	1,351	32

UTILITIES 0.3%
EDP - Energias de Portugal SA	53,202	262
REN - Redes Energeticas Nacionais SGPS SA	7,984	25

		287

Total Portugal		319

SINGAPORE 1.3%
COMMUNICATION SERVICES 0.3%
NetLink NBN Trust	32,600	24
Singapore Press Holdings Ltd.	37,700	65
Singapore Telecommunications Ltd.	83,500	162

		251

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	255,200	57
Wilmar International Ltd.	35,600	123

		180

ENERGY 0.0%
BW LPG Ltd.	4,293	29

FINANCIALS 0.4%
DBS Group Holdings Ltd.	3,600	94
Oversea-Chinese Banking Corp. Ltd.	15,000	136
United Overseas Bank Ltd.	6,200	145

		375

INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	16,800	18
Jardine Cycle & Carriage Ltd.	2,000	37
Keppel Corp. Ltd.	8,700	41
Singapore Airlines Ltd. (a)	35,100	142
Singapore Technologies Engineering Ltd.	15,200	46

		284

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	2,300	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

UTILITIES 0.1%
Sembcorp Industries Ltd.	28,000	55

Total Singapore		1,204

SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC (a)	4,650	22

Total South Africa		22

SPAIN 3.7%
COMMUNICATION SERVICES 0.7%
Telefonica SA	126,306	612

CONSUMER DISCRETIONARY 0.1%
Gestamp Automocion SA	7,072	25
Industria de Diseno Textil SA	2,663	58

		83

CONSUMER STAPLES 0.0%
Viscofan SA	647	38

ENERGY 0.6%
Repsol SA	38,111	499

FINANCIALS 1.2%
Banco Bilbao Vizcaya Argentaria SA	37,531	214
Banco de Sabadell SA	163,120	133
Banco Santander SA	185,927	632
Bankinter SA	5,600	33
Mapfre SA	15,603	33
Unicaja Banco SA	58,756	61

		1,106

HEALTH CARE 0.0%
Almirall SA (a)	2,263	29

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	1,754	47
Aena SME SA (a)	268	44
Cia de Distribucion Integral Logista Holdings SA	1,519	28
Ferrovial SA	20	1
Sacyr SA	7,412	18
Zardoya Otis SA	3,486	27

		165

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group SA (a)	770	50

MATERIALS 0.0%
Acerinox SA	3,162	35

UTILITIES 0.8%
Acciona SA	276	53
EDP Renovaveis SA	1,484	38
Endesa SA	6,257	137
Iberdrola SA	24,147	264
Naturgy Energy Group SA	6,456	193
Red Electrica Corp. SA	3,639	75

		760

Total Spain		3,377

SWEDEN 2.0%
COMMUNICATION SERVICES 0.3%
Tele2 AB 'B'	3,340	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Telia Co. AB	50,984	204

		255

CONSUMER DISCRETIONARY 0.3%
AcadeMedia AB	4,948	27
Autoliv, Inc.	637	49
Bilia AB 'A'	1,727	24
Electrolux AB	2,233	34
H & M Hennes & Mauritz AB 'B'	4,753	64
Nobia AB	6,086	27
Scandic Hotels Group AB	7,708	35

		260

CONSUMER STAPLES 0.2%
AAK AB	1,480	27
Axfood AB	898	29
Essity AB 'B'	2,858	68
Swedish Match AB	4,388	33

		157

FINANCIALS 0.2%
EQT AB	929	36
Skandinaviska Enskilda Banken AB 'A'	2,766	30
Svenska Handelsbanken AB 'A'	8,614	79
Swedbank AB 'A'	5,118	77

		222

HEALTH CARE 0.1%
Arjo AB 'B'	3,028	26
Getinge AB 'B'	676	27

		53

INDUSTRIALS 0.7%
AddTech AB 'B'	1,463	28
Assa Abloy AB 'B'	2,067	55
Atlas Copco AB 'A'	2,747	143
Epiroc AB	4,154	89
Indutrade AB	1,341	34
NCC AB 'B'	1,622	23
Nibe Industrier AB 'B'	3,812	42
Sandvik AB	4,341	92
SKF AB 'B'	1,729	28
Volvo AB 'B'	7,334	137

		671

INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	4,415	40

MATERIALS 0.2%
Hexpol AB	1,731	17
SSAB AB 'A' (a)	17,543	122

		139

REAL ESTATE 0.0%
Hufvudstaden AB 'A'	1,915	27

Total Sweden		1,824

SWITZERLAND 6.9%
COMMUNICATION SERVICES 0.2%
Swisscom AG	258	155

CONSUMER DISCRETIONARY 0.4%
Cie Financiere Richemont SA	2,077	263
Forbo Holding AG	15	26
Garmin Ltd.	603	72
Valora Holding AG (a)	130	24

		385

CONSUMER STAPLES 1.3%
Aryzta AG (a)	23,941	25
Barry Callebaut AG	18	42
Chocoladefabriken Lindt & Spruengli AG	8	95
Emmi AG	25	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Nestle SA	7,769	1,010

		1,199

FINANCIALS 1.2%
Banque Cantonale Vaudoise	380	33
Cembra Money Bank AG	398	29
St Galler Kantonalbank AG	48	24
Swiss Life Holding AG	166	106
Swiss Re AG	2,027	193
UBS Group AG	7,030	137
Valiant Holding AG	334	35
Zurich Insurance Group AG	994	491

		1,048

HEALTH CARE 1.0%
Alcon, Inc.	931	74
Galenica AG	407	31
Roche Holding AG	1,520	602
Sonova Holding AG	312	130
Straumann Holding AG	24	38

		875

INDUSTRIALS 0.9%
ABB Ltd.	11,447	371
Adecco Group AG	1,480	67
Bucher Industries AG	62	25
Bystronic AG	21	22
DKSH Holding AG	350	30
Flughafen Zurich AG	136	24
Geberit AG	76	47
Georg Fischer AG	26	31
Kuehne & Nagel International AG	408	116
Schindler Holding AG	228	49
SGS SA	22	61

		843

INFORMATION TECHNOLOGY 0.1%
ALSO Holding AG	99	24
Landis & Gyr Group AG	439	28
Logitech International SA	688	51
STMicroelectronics NV	683	30

		133

MATERIALS 1.6%
EMS-Chemie Holding AG	43	42
Givaudan SA	28	116
Glencore PLC	163,578	1,064
SIG Combibloc Group AG	1,457	37
Sika AG	588	194

		1,453

REAL ESTATE 0.2%
Allreal Holding AG	108	23
PSP Swiss Property AG	419	55
Swiss Prime Site AG	743	73

		151

UTILITIES 0.0%
BKW AG	270	34

Total Switzerland		6,276

UNITED KINGDOM 12.8%
COMMUNICATION SERVICES 1.1%
BT Group PLC	89,240	213
Pearson PLC	6,748	66
Vodafone Group PLC	426,732	700
WPP PLC	1,952	25

		1,004

CONSUMER DISCRETIONARY 0.8%
B&M European Value Retail SA	5,212	36
Berkeley Group Holdings PLC	504	25
Burberry Group PLC	1,241	27
Cazoo Group Ltd. (a)	1,563	4

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Compass Group PLC	6,066	131
Frasers Group PLC (a)	3,143	26
Greggs PLC	1,294	42
Halfords Group PLC	5,536	18
Inchcape PLC	2,897	25
JD Sports Fashion PLC	12,680	24
Kingfisher PLC	35,949	120
Marston's PLC (a)	24,909	27
Mitchells & Butlers PLC (a)	8,724	27
Next PLC	792	62
Persimmon PLC	1,542	43
Pets at Home Group PLC	4,656	22
Taylor Wimpey PLC	14,177	24

		683

CONSUMER STAPLES 2.5%
Associated British Foods PLC	3,028	66
British American Tobacco PLC	5,773	242
Cranswick PLC	543	25
Diageo PLC	15,260	774
Imperial Brands PLC	9,878	208
J Sainsbury PLC	35,892	119
Marks & Spencer Group PLC (a)	41,227	83
Premier Foods PLC	18,411	28
Reckitt Benckiser Group PLC	2,910	222
Tate & Lyle PLC	5,131	49
Tesco PLC	80,860	293
Unilever PLC	4,425	201

		2,310

ENERGY 1.6%
BP PLC	221,560	1,086
Shell PLC	10,283	282
Subsea 7 SA	6,507	60

		1,428

FINANCIALS 1.6%
3i Group PLC	4,293	78
abrdn PLC	8,908	25
Admiral Group PLC	1,498	50
Barclays PLC	48,576	94
Direct Line Insurance Group PLC	24,199	87
HSBC Holdings PLC	68,760	470
IG Group Holdings PLC	3,177	34
Lloyds Banking Group PLC	215,800	131
M&G PLC	38,077	110
Man Group PLC	12,875	39
NatWest Group PLC	27,137	77
Provident Financial PLC (a)	6,257	25
Schroders PLC	617	26
Standard Chartered PLC	36,533	243

		1,489

HEALTH CARE 1.7%
AstraZeneca PLC	5,148	683
ConvaTec Group PLC	10,509	30
GlaxoSmithKline PLC	34,081	737
Indivior PLC (a)	10,813	40
Smith & Nephew PLC	2,728	43

		1,533

INDUSTRIALS 1.8%
Ashtead Group PLC	1,632	103
BAE Systems PLC	30,516	287
Balfour Beatty PLC	7,618	26
Bunzl PLC	1,745	68
CNH Industrial NV	4,571	72
Diploma PLC	867	30
Electrocomponents PLC	3,064	43
Ferguson PLC	965	131
Firstgroup PLC (a)	23,217	34
Howden Joinery Group PLC	4,698	47
IMI PLC	1,976	35
International Consolidated Airlines Group SA	50,109	93
Intertek Group PLC	402	27
Morgan Sindall Group PLC	984	31
National Express Group PLC (a)	6,143	19
Pagegroup PLC	3,602	23
RELX PLC	9,952	310
Rentokil Initial PLC	6,968	48

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Rolls-Royce Holdings PLC (a)	21,391	28
Royal Mail PLC	16,293	70
Spirax-Sarco Engineering PLC	454	74
Travis Perkins PLC	2,071	33
Ultra Electronics Holdings PLC	630	27

		1,659

INFORMATION TECHNOLOGY 0.1%
Computacenter PLC	800	31
Micro Focus International PLC	7,324	38

		69

MATERIALS 0.6%
Anglo American PLC	2,948	153
Croda International PLC	1,164	120
Johnson Matthey PLC	1,849	45
Rio Tinto PLC	2,947	236

		554

REAL ESTATE 0.0%
Grainger PLC	4,823	18
Savills PLC	1,656	24

		42

UTILITIES 1.0%
Centrica PLC (a)	100,827	105
Drax Group PLC	6,883	71
National Grid PLC	27,035	416
Severn Trent PLC	923	37
SSE PLC	8,923	204
United Utilities Group PLC	4,717	69

		902

Total United Kingdom		11,673

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC (a)	1,520	28

MATERIALS 0.1%
Sims Ltd.	4,222	68

Total United States		96

Total Common Stocks (Cost $79,235)		87,333

PREFERRED STOCKS 0.6%
GERMANY 0.6%
CONSUMER DISCRETIONARY 0.4%
Schaeffler AG	3,535	21
Volkswagen AG	2,280	392

		413

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	997	67

HEALTH CARE 0.1%
Sartorius AG	104	46

Total Preferred Stocks (Cost $665)		526

REAL ESTATE INVESTMENT TRUSTS 2.0%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	2,289	28
Goodman Group	3,522	60
GPT Group	8,300	32
Stockland	11,657	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Vicinity Centres	13,766	19

		176

Total Australia		176

BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo SA	547	29
Cofinimmo SA	198	29
Warehouses De Pauw CVA	793	34

		92

Total Belgium		92

CANADA 0.2%
REAL ESTATE 0.2%
Allied Properties Real Estate Investment Trust	800	30
Canadian Apartment Properties REIT	677	29
Dream Office Real Estate Investment Trust	1,222	27
Granite Real Estate Investment Trust	729	56
RioCan Real Estate Investment Trust	2,059	42

		184

Total Canada		184

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	1,287	34
Unibail-Rodamco-Westfield	773	58

		92

Total France		92

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune REIT	23,000	21
Link REIT	6,600	56

		77

Total Hong Kong		77

JAPAN 0.8%
REAL ESTATE 0.8%
Activia Properties, Inc.	7	24
Advance Residence Investment Corp.	11	31
AEON REIT Investment Corp.	22	27
Daiwa House REIT Investment Corp.	14	38
Daiwa Office Investment Corp.	2	12
Daiwa Securities Living Investments Corp.	34	32
Frontier Real Estate Investment Corp.	2	8
Fukuoka REIT Corp.	14	19
GLP J-Reit	28	42
Hulic Reit, Inc.	14	19
Industrial & Infrastructure Fund Investment Corp.	15	23
Japan Excellent, Inc.	21	23
Japan Logistics Fund, Inc.	11	29
Japan Metropolitan Fund Invest	34	29
Japan Prime Realty Investment Corp.	8	26
Japan Real Estate Investment Corp.	7	37
Kenedix Office Investment Corp.	5	30
Mori Hills REIT Investment Corp.	15	19
Mori Trust Sogo Reit, Inc.	21	25
Nippon Accommodations Fund, Inc.	3	16
Nippon Building Fund, Inc.	8	45
Nippon Prologis REIT, Inc.	12	35
Nomura Real Estate Master Fund, Inc.	22	29
NTT UD REIT Investment Corp.	24	32
Orix JREIT, Inc.	24	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Sekisui House Reit, Inc.	38	25

		708

Total Japan		708

NEW ZEALAND 0.0%
REAL ESTATE 0.0%
Precinct Properties New Zealand Ltd.	25,593	28

Total New Zealand		28

SINGAPORE 0.1%
REAL ESTATE 0.1%
Ascendas Real Estate Investment Trust	7,700	17
CapitaLand Integrated Commercial Trust	10,900	18
Keppel DC REIT	15,200	25
Mapletree Industrial Trust	13,835	27
Mapletree North Asia Commercial Trust	35,300	32

		119

Total Singapore		119

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	1,841	17

Total Spain		17

UNITED KINGDOM 0.4%
REAL ESTATE 0.4%
Assura PLC	18,202	16
Big Yellow Group PLC	1,417	29
Great Portland Estates PLC	2,414	22
Land Securities Group PLC	4,470	46
LondonMetric Property PLC	8,857	32
Segro PLC	5,529	97
Tritax Big Box REIT PLC	19,292	61

		303

Total United Kingdom		303

Total Real Estate Investment Trusts (Cost $1,732)		1,796

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.5%		500

Total Short-Term Instruments (Cost $499)		500

Total Investments in Securities (Cost $82,131)		90,154

INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
MUTUAL FUNDS 2.5%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	2,246,630	2,247

Total Short-Term Instruments (Cost $2,247)		2,247

Total Investments in Affiliates (Cost $2,247)		2,247

Total Investments 101.4% (Cost $84,378)		$92,401
Other Assets and Liabilities, net (1.4)%		(1,248)

Net Assets 100.0%		$91,153

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,119 were out on loan in exchange for $2,247 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Software, Inc.					03/01/2019 - 03/18/2022		$47	$68	0.07%
Great-West Lifeco, Inc.					06/27/2018 - 03/18/2022		41	47	0.05
Intact Financial Corp.					08/12/2019 - 03/18/2022		80	99	0.11
Martinrea International, Inc.					08/31/2017 - 09/15/2021		24	19	0.02
Whitecap Resources, Inc.					09/30/2020 - 09/15/2021		32	93	0.10

							$224	$326	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$500	U.S. Treasury Notes 0.375% due 09/15/2024		$(510)	$500	$500

Total Repurchase Agreements							$(510)	$500	$500

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$448	$0	$448
	Consumer Discretionary				0	559	0	559
	Consumer Staples				0	560	0	560
	Energy				0	264	0	264
	Financials				0	709	0	709
	Health Care				0	168	0	168
	Industrials				0	190	0	190
	Information Technology				78	31	0	109
	Materials				0	878	0	878
	Real Estate				0	28	0	28
	Utilities				0	219	0	219
Austria
	Energy				0	68	0	68
	Financials				0	50	0	50
	Industrials				0	26	0	26
	Materials				0	25	0	25
	Real Estate				0	33	0	33
	Utilities				0	28	0	28
Belgium
	Communication Services				0	39	0	39
	Consumer Staples				0	27	0	27
	Financials				0	106	0	106
	Health Care				0	67	0	67
	Industrials				0	29	0	29
	Information Technology				0	28	0	28
	Materials				0	25	0	25
Canada
	Communication Services				601	0	0	601
	Consumer Discretionary				621	0	0	621
	Consumer Staples				711	0	0	711
	Energy				1,935	0	0	1,935
	Financials				1,755	0	0	1,755
	Health Care				19	0	0	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Industrials	931	0	0	931
Information Technology	252	0	0	252
Materials	980	0	0	980
Real Estate	87	0	0	87
Utilities	496	0	0	496
Chile
Materials	0	27	0	27
Denmark
Consumer Discretionary	0	29	0	29
Consumer Staples	0	107	0	107
Financials	34	59	0	93
Health Care	0	964	0	964
Industrials	0	672	0	672
Materials	0	63	0	63
Utilities	50	0	0	50
Finland
Communication Services	0	57	0	57
Consumer Staples	0	110	0	110
Energy	0	90	0	90
Financials	0	200	0	200
Health Care	0	27	0	27
Industrials	0	136	0	136
Information Technology	0	78	0	78
Materials	0	171	0	171
Real Estate	0	62	0	62
Utilities	0	24	0	24
France
Communication Services	501	237	0	738
Consumer Discretionary	0	1,124	0	1,124
Consumer Staples	0	836	0	836
Energy	0	600	0	600
Financials	0	916	0	916
Health Care	0	413	0	413
Industrials	0	1,055	0	1,055
Information Technology	0	185	0	185
Materials	0	25	0	25
Real Estate	0	26	0	26
Utilities	0	733	0	733
Germany
Communication Services	0	183	0	183
Consumer Discretionary	0	1,187	0	1,187
Consumer Staples	0	47	0	47
Financials	0	708	0	708
Health Care	104	284	0	388
Industrials	0	551	0	551
Information Technology	0	277	0	277
Materials	0	459	0	459
Real Estate	0	170	0	170
Utilities	0	376	0	376
Hong Kong
Communication Services	0	131	0	131
Consumer Discretionary	0	89	0	89
Consumer Staples	0	29	0	29
Financials	0	66	0	66
Industrials	82	342	0	424
Information Technology	0	94	0	94
Real Estate	0	357	0	357
Utilities	51	134	0	185
Ireland
Consumer Discretionary	117	0	0	117
Consumer Staples	56	31	0	87
Financials	0	32	0	32
Health Care	454	0	0	454
Industrials	91	225	0	316
Materials	0	258	0	258
Israel
Communication Services	0	63	0	63
Consumer Staples	0	26	0	26
Energy	0	146	0	146
Financials	0	325	0	325
Health Care	76	0	0	76
Industrials	0	34	0	34
Information Technology	35	28	0	63
Materials	0	98	0	98
Real Estate	0	65	0	65
Italy
Communication Services	0	201	0	201
Consumer Discretionary	0	151	0	151
Consumer Staples	0	22	0	22
Energy	0	814	0	814
Financials	0	614	0	614
Health Care	0	142	0	142
Industrials	0	73	0	73
Utilities	0	508	0	508
Japan
Communication Services	0	1,832	0	1,832

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Consumer Discretionary	59	4,472	0	4,531
Consumer Staples	0	2,174	0	2,174
Energy	0	721	0	721
Financials	0	1,488	0	1,488
Health Care	0	1,367	0	1,367
Industrials	98	5,326	0	5,424
Information Technology	0	2,972	0	2,972
Materials	0	1,601	0	1,601
Real Estate	0	96	0	96
Utilities	0	908	0	908
Luxembourg
Communication Services	0	143	0	143
Health Care	0	36	0	36
Materials	0	560	0	560
Real Estate	0	56	0	56
Netherlands
Communication Services	0	105	0	105
Consumer Discretionary	0	329	0	329
Consumer Staples	0	754	0	754
Energy	0	27	0	27
Financials	0	711	0	711
Health Care	28	0	0	28
Industrials	0	537	0	537
Information Technology	198	765	0	963
Materials	0	353	0	353
New Zealand
Communication Services	0	41	0	41
Industrials	0	85	0	85
Utilities	0	54	0	54
Norway
Communication Services	0	100	0	100
Consumer Staples	0	177	0	177
Energy	0	759	0	759
Financials	30	110	0	140
Industrials	0	66	0	66
Materials	0	281	0	281
Real Estate	0	34	0	34
Portugal
Consumer Staples	0	32	0	32
Utilities	25	262	0	287
Singapore
Communication Services	89	162	0	251
Consumer Staples	0	180	0	180
Energy	0	29	0	29
Financials	0	375	0	375
Industrials	0	284	0	284
Information Technology	0	30	0	30
Utilities	0	55	0	55
South Africa
Health Care	0	22	0	22
Spain
Communication Services	0	612	0	612
Consumer Discretionary	0	83	0	83
Consumer Staples	0	38	0	38
Energy	0	499	0	499
Financials	0	1,106	0	1,106
Health Care	0	29	0	29
Industrials	27	138	0	165
Information Technology	0	50	0	50
Materials	0	35	0	35
Utilities	0	760	0	760
Sweden
Communication Services	0	255	0	255
Consumer Discretionary	49	211	0	260
Consumer Staples	29	128	0	157
Financials	0	222	0	222
Health Care	0	53	0	53
Industrials	0	671	0	671
Information Technology	0	40	0	40
Materials	0	139	0	139
Real Estate	0	27	0	27
Switzerland
Communication Services	0	155	0	155
Consumer Discretionary	72	313	0	385
Consumer Staples	0	1,199	0	1,199
Financials	0	1,048	0	1,048
Health Care	0	875	0	875
Industrials	371	472	0	843
Information Technology	0	133	0	133
Materials	0	1,453	0	1,453
Real Estate	0	151	0	151
Utilities	0	34	0	34
United Kingdom
Communication Services	0	1,004	0	1,004
Consumer Discretionary	49	634	0	683
Consumer Staples	28	2,282	0	2,310

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Energy	0	1,428	0	1,428
Financials	25	1,464	0	1,489
Health Care	40	1,493	0	1,533
Industrials	0	1,659	0	1,659
Information Technology	0	69	0	69
Materials	0	554	0	554
Real Estate	0	42	0	42
Utilities	0	902	0	902
United States
Consumer Discretionary	0	28	0	28
Materials	0	68	0	68
Preferred Stocks
Germany
Consumer Discretionary	0	413	0	413
Consumer Staples	0	67	0	67
Health Care	0	46	0	46
Real Estate Investment Trusts
Australia
Real Estate	0	176	0	176
Belgium
Real Estate	0	92	0	92
Canada
Real Estate	184	0	0	184
France
Real Estate	0	92	0	92
Hong Kong
Real Estate	0	77	0	77
Japan
Real Estate	16	692	0	708
New Zealand
Real Estate	0	28	0	28
Singapore
Real Estate	0	119	0	119
Spain
Real Estate	0	17	0	17
United Kingdom
Real Estate	16	287	0	303
Short-Term Instruments
Repurchase Agreements	0	500	0	500

	$11,550	$78,604	$0	$90,154
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	2,247	0	0	2,247

Total Investments	$13,797	$78,604	$0	$92,401

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 95.0%
IRELAND 0.5%
INFORMATION TECHNOLOGY 0.5%
Accenture PLC 'A'	1,234	$416

Total Ireland		416

SWITZERLAND 0.2%
FINANCIALS 0.2%
Chubb Ltd.	881	188

Total Switzerland		188

UNITED KINGDOM 0.2%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	2,849	74

CONSUMER STAPLES 0.0%
Nomad Foods Ltd. (a)	539	12

ENERGY 0.0%
TechnipFMC PLC (a)	1,918	15

FINANCIALS 0.1%
Janus Henderson Group PLC	212	7
Willis Towers Watson PLC	270	64

		71

INDUSTRIALS 0.0%
Nvent Electric PLC	211	7
Pentair PLC	788	43

		50

Total United Kingdom		222

UNITED STATES 94.1%
COMMUNICATION SERVICES 5.3%
Activision Blizzard, Inc.	540	43
Alphabet, Inc. 'A' (a)	339	943
AMC Entertainment Holdings, Inc. 'A' (a)(c)	2,034	50
AMC Networks, Inc. 'A' (a)	542	22
AT&T, Inc.	20,038	473
Cable One, Inc.	12	18
Charter Communications, Inc. 'A' (a)	309	169
Cinemark Holdings, Inc. (a)	1,068	18
Clear Channel Outdoor Holdings, Inc. (a)	2,326	8
Comcast Corp. 'A'	14,721	689
Discovery, Inc. 'A' (a)	404	10
Electronic Arts, Inc.	716	91
Fox Corp. 'A'	1,166	46
iHeartMedia, Inc. 'A' (a)	1,025	19
Interpublic Group of Cos., Inc.	2,150	76
John Wiley & Sons, Inc. 'A'	243	13
Liberty Broadband Corp. 'C' (a)	175	24
Liberty Media Corp.-Liberty Formula One 'C' (a)	279	19
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	2,526	116
Live Nation Entertainment, Inc. (a)	191	22
Lumen Technologies, Inc.	18,532	209
New York Times Co. 'A'	227	10
News Corp. 'A'	3,003	67
Nexstar Media Group, Inc. 'A'	83	16
Omnicom Group, Inc.	1,092	93

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Paramount Global	3,815	144
Sinclair Broadcast Group, Inc. 'A'	327	9
T-Mobile U.S., Inc. (a)	373	48
Take-Two Interactive Software, Inc. (a)	110	17
TEGNA, Inc.	1,754	39
Telephone & Data Systems, Inc.	1,051	20
TripAdvisor, Inc. (a)	278	8
Verizon Communications, Inc.	16,547	843
Walt Disney Co. (a)	3,124	428
Yelp, Inc. (a)	403	14
Ziff Davis, Inc. (a)	95	9
Zynga, Inc. 'A' (a)	1,576	15

		4,858

CONSUMER DISCRETIONARY 12.2%
Abercrombie & Fitch Co. 'A' (a)	1,177	38
Adient PLC (a)	1,434	58
Adtalem Global Education, Inc. (a)	425	13
Advance Auto Parts, Inc.	192	40
American Axle & Manufacturing Holdings, Inc. (a)	1,694	13
American Eagle Outfitters, Inc.	2,429	41
Asbury Automotive Group, Inc. (a)	260	42
AutoNation, Inc. (a)	1,038	103
AutoZone, Inc. (a)	73	149
Bath & Body Works, Inc.	1,837	88
Bed Bath & Beyond, Inc. (a)	7,290	164
Best Buy Co., Inc.	2,455	223
Big Lots, Inc.	346	12
Bloomin' Brands, Inc.	764	17
Booking Holdings, Inc. (a)	38	89
BorgWarner, Inc.	534	21
Bright Horizons Family Solutions, Inc. (a)	94	12
Brunswick Corp.	333	27
Buckle, Inc.	664	22
Burlington Stores, Inc. (a)	55	10
Carnival Corp. (a)	4,310	87
Carter's, Inc.	406	37
Cheesecake Factory, Inc. (a)	597	24
Chipotle Mexican Grill, Inc. (a)	93	147
Churchill Downs, Inc.	70	16
Cracker Barrel Old Country Store, Inc.	283	34
Dana, Inc.	1,236	22
Darden Restaurants, Inc.	114	15
Dave & Buster's Entertainment, Inc. (a)	214	10
Deckers Outdoor Corp. (a)	96	26
Designer Brands, Inc.'A' (a)	1,470	20
Dick's Sporting Goods, Inc.	1,510	151
Dillard's, Inc. 'A'	61	16
Dollar General Corp.	816	182
Dollar Tree, Inc. (a)	650	104
Domino's Pizza, Inc.	235	96
Dorman Products, Inc. (a)	105	10
eBay, Inc.	4,217	241
Foot Locker, Inc.	2,020	60
Ford Motor Co.	79,818	1,350
G-III Apparel Group Ltd. (a)	452	12
Gap, Inc.	5,361	75
General Motors Co. (a)	18,489	809
Gentex Corp.	1,124	33
Genuine Parts Co.	508	64
Goodyear Tire & Rubber Co. (a)	6,413	92
Graham Holdings Co. 'B'	29	18
Grand Canyon Education, Inc. (a)	115	11
Group 1 Automotive, Inc.	203	34
Guess?, Inc.	495	11
H&R Block, Inc.	1,907	50
Hanesbrands, Inc.	2,120	32
Harley-Davidson, Inc.	477	19
Hasbro, Inc.	84	7
Helen of Troy Ltd. (a)	40	8
Hilton Grand Vacations, Inc. (a)	409	21
Hilton Worldwide Holdings, Inc. (a)	503	76
Home Depot, Inc.	2,231	668
International Game Technology PLC	1,135	28
Jack in the Box, Inc.	410	38
Kohl's Corp.	3,987	241
Kontoor Brands, Inc.	522	22
La-Z-Boy, Inc.	428	11
Las Vegas Sands Corp. (a)	615	24
Lear Corp.	277	39
Leggett & Platt, Inc.	664	23
Lithia Motors, Inc.	81	24
LKQ Corp.	338	15
Lowe's Cos., Inc.	2,039	412
Macy's, Inc.	11,707	285

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Marriott International, Inc. 'A' (a)	185	32
Mattel, Inc. (a)	441	10
McDonald's Corp.	2,138	529
MDC Holdings, Inc.	309	12
Meritage Homes Corp. (a)	145	11
Murphy USA, Inc.	285	57
Newell Brands, Inc.	542	12
NIKE, Inc. 'B'	762	103
Nordstrom, Inc.	2,363	64
NVR, Inc. (a)	9	40
O'Reilly Automotive, Inc. (a)	314	215
ODP Corp. (a)	483	22
Penske Automotive Group, Inc.	464	43
Pool Corp.	184	78
PulteGroup, Inc.	1,393	58
PVH Corp.	158	12
Qurate Retail, Inc.	6,092	29
Ralph Lauren Corp.	424	48
Red Rock Resorts, Inc. 'A'	262	13
Ross Stores, Inc.	179	16
Sally Beauty Holdings, Inc. (a)	1,650	26
Scientific Games Corp. 'A' (a)	115	7
Service Corp. International	750	49
Signet Jewelers Ltd.	1,193	87
Six Flags Entertainment Corp. (a)	635	28
Skechers USA, Inc. 'A' (a)	167	7
Sonic Automotive, Inc. 'A'	219	9
Starbucks Corp.	1,423	129
Steven Madden Ltd.	481	19
Target Corp.	6,444	1,368
Taylor Morrison Home Corp. 'A' (a)	579	16
Tempur Sealy International, Inc.	396	11
Terminix Global Holdings, Inc. (a)	286	13
Texas Roadhouse, Inc.	163	14
Thor Industries, Inc.	89	7
TJX Cos., Inc.	858	52
Toll Brothers, Inc.	295	14
TopBuild Corp. (a)	42	8
Tractor Supply Co.	567	132
Tri Pointe Homes, Inc. (a)	1,045	21
Ulta Beauty, Inc. (a)	168	67
Urban Outfitters, Inc. (a)	644	16
Vail Resorts, Inc.	145	38
VF Corp.	423	24
Vista Outdoor, Inc. (a)	261	9
Visteon Corp. (a)	252	27
Wendy's Co.	2,738	60
Whirlpool Corp.	653	113
Williams-Sonoma, Inc.	779	113
Wyndham Hotels & Resorts, Inc.	343	29
Yum! Brands, Inc.	1,518	180

		11,129

CONSUMER STAPLES 13.5%
Altria Group, Inc.	10,391	543
Andersons, Inc.	206	10
Archer-Daniels-Midland Co.	4,044	365
B&G Foods, Inc. (c)	556	15
BellRing Brands, Inc. (a)	402	9
Boston Beer Co., Inc. 'A' (a)	33	13
Brown-Forman Corp. 'B'	348	23
Bunge Ltd.	1,669	185
Cal-Maine Foods, Inc.	475	26
Campbell Soup Co.	612	27
Casey's General Stores, Inc.	278	55
Central Garden & Pet Co. 'A' (a)	238	10
Church & Dwight Co., Inc.	678	67
Clorox Co.	328	46
Coca-Cola Co.	16,489	1,022
Colgate-Palmolive Co.	2,473	188
Conagra Brands, Inc.	1,531	51
Constellation Brands, Inc. 'A'	329	76
Costco Wholesale Corp.	1,828	1,053
Coty, Inc. 'A' (a)	801	7
Darling Ingredients, Inc. (a)	289	23
Edgewell Personal Care Co.	666	24
Estee Lauder Cos., Inc. 'A'	357	97
Flowers Foods, Inc.	1,409	36
General Mills, Inc.	2,213	150
Hain Celestial Group, Inc. (a)	326	11
Herbalife Nutrition Ltd. (a)	456	14
Hershey Co.	474	103
Hormel Foods Corp.	912	47
Ingles Markets, Inc. 'A'	147	13
Ingredion, Inc.	583	51

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

J & J Snack Foods Corp.	52	8
J M Smucker Co.	543	74
Kellogg Co.	1,147	74
Keurig Dr Pepper, Inc.	1,984	75
Kimberly-Clark Corp.	954	118
Kraft Heinz Co.	6,150	242
Kroger Co.	10,885	625
Lamb Weston Holdings, Inc.	293	18
Lancaster Colony Corp.	113	17
McCormick & Co., Inc.	805	80
Molson Coors Beverage Co. 'B'	2,319	124
Mondelez International, Inc. 'A'	4,729	297
Monster Beverage Corp. (a)	437	35
Nu Skin Enterprises, Inc. 'A'	709	34
PepsiCo, Inc.	6,333	1,060
Performance Food Group Co. (a)	492	25
Philip Morris International, Inc.	7,932	745
Post Holdings, Inc. (a)	318	22
PriceSmart, Inc.	133	11
Procter & Gamble Co.	9,437	1,442
Sanderson Farms, Inc.	183	34
Sprouts Farmers Market, Inc. (a)	2,166	69
Sysco Corp.	1,125	92
TreeHouse Foods, Inc. (a)	420	14
Tyson Foods, Inc. 'A'	3,359	301
U.S. Foods Holding Corp. (a)	1,543	58
United Natural Foods, Inc. (a)	674	28
Universal Corp.	174	10
USANA Health Sciences, Inc. (a)	76	6
Vector Group Ltd.	1,159	14
Walgreens Boots Alliance, Inc.	10,595	474
Walmart, Inc.	11,640	1,733

		12,319

ENERGY 12.0%
Antero Resources Corp. (a)	2,688	82
APA Corp.	457	19
Archrock, Inc.	1,030	10
Baker Hughes Co.	8,687	316
Centennial Resource Development, Inc. (a)	1,691	14
Cheniere Energy, Inc.	281	39
Chevron Corp.	15,649	2,548
CNX Resources Corp. (a)	1,429	30
ConocoPhillips	6,412	641
Coterra Energy, Inc.	1,798	48
CVR Energy, Inc.	493	13
Delek U.S. Holdings, Inc. (a)	1,381	29
Devon Energy Corp.	2,498	148
Diamondback Energy, Inc.	227	31
Dril-Quip, Inc. (a)	359	13
EOG Resources, Inc.	790	94
EQT Corp.	432	15
Equitrans Midstream Corp.	1,144	10
Exxon Mobil Corp.	30,445	2,514
Halliburton Co.	1,121	42
Helmerich & Payne, Inc.	1,006	43
Hess Corp.	1,006	108
HF Sinclair Corp.	3,114	124
Kinder Morgan, Inc.	6,629	125
Kosmos Energy Ltd. (a)	1,623	12
Marathon Oil Corp.	12,214	307
Marathon Petroleum Corp.	11,293	966
Murphy Oil Corp.	1,626	66
NOV, Inc.	6,285	123
Occidental Petroleum Corp.	7,257	412
Oceaneering International, Inc. (a)	945	14
ONEOK, Inc.	600	42
Ovintiv, Inc.	328	18
Patterson-UTI Energy, Inc.	3,291	51
PBF Energy, Inc. 'A' (a)	3,155	77
PDC Energy, Inc.	121	9
Peabody Energy Corp. (a)	457	11
Phillips 66	5,873	507
Pioneer Natural Resources Co.	312	78
Range Resources Corp. (a)	1,414	43
Renewable Energy Group, Inc. (a)	354	21
Schlumberger NV	5,263	217
SM Energy Co.	1,513	59
Targa Resources Corp.	1,153	87
Transocean Ltd. (a)	16,619	76
Valero Energy Corp.	6,383	648
Whiting Petroleum Corp.	390	32
Williams Cos., Inc.	1,642	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

World Fuel Services Corp.	588	16

		11,003

FINANCIALS 12.5%
Affiliated Managers Group, Inc.	260	37
Aflac, Inc.	1,657	107
Alleghany Corp. (a)	17	14
Allstate Corp.	3,259	451
Ally Financial, Inc.	5,068	220
American Equity Investment Life Holding Co.	374	15
American Express Co.	756	141
American Financial Group, Inc.	103	15
American International Group, Inc.	8,235	517
American National Group, Inc.	40	8
Ameriprise Financial, Inc.	150	45
Aon PLC 'A'	284	92
Ares Management Corp.	258	21
Arthur J Gallagher & Co.	655	114
Artisan Partners Asset Management, Inc. 'A'	178	7
Assurant, Inc.	71	13
Bank of America Corp.	9,533	393
Bank of New York Mellon Corp.	984	49
Bank OZK	155	7
Berkshire Hathaway, Inc. 'B' (a)	2,390	843
Blackstone, Inc.	1,406	178
Brighthouse Financial, Inc. (a)	855	44
Brightsphere Investment Group, Inc.	379	9
Brown & Brown, Inc.	864	62
Capital One Financial Corp.	4,199	551
Capitol Federal Financial, Inc.	689	8
Carlyle Group, Inc.	274	13
Charles Schwab Corp.	2,048	173
Cincinnati Financial Corp.	209	28
Citigroup, Inc.	21,934	1,171
Citizens Financial Group, Inc.	573	26
CME Group, Inc.	1,054	251
CNO Financial Group, Inc.	1,170	29
Cohen & Steers, Inc.	87	7
Comerica, Inc.	175	16
Cullen/Frost Bankers, Inc.	74	10
Discover Financial Services	1,796	198
East West Bancorp, Inc.	179	14
Erie Indemnity Co. 'A'	89	16
Evercore, Inc. 'A'	176	20
FactSet Research Systems, Inc.	82	36
Federated Hermes, Inc. 'B'	629	21
Fidelity National Financial, Inc.	1,105	54
Fifth Third Bancorp	918	40
First American Financial Corp.	783	51
First Horizon Corp.	659	16
First Republic Bank	225	36
Franklin Resources, Inc.	4,593	128
Genworth Financial, Inc. 'A' (a)	5,210	20
Goldman Sachs Group, Inc.	868	287
Hanover Insurance Group, Inc.	196	29
Hartford Financial Services Group, Inc.	451	32
Houlihan Lokey, Inc.	258	23
Intercontinental Exchange, Inc.	880	116
Invesco Ltd.	5,639	130
Jefferies Financial Group, Inc.	1,724	57
KeyCorp	1,251	28
Lincoln National Corp.	2,195	143
Loews Corp.	993	64
LPL Financial Holdings, Inc.	445	81
M&T Bank Corp.	171	29
Markel Corp. (a)	18	27
MarketAxess Holdings, Inc.	43	15
Marsh & McLennan Cos., Inc.	1,862	317
Mercury General Corp.	296	16
MetLife, Inc.	3,915	275
MGIC Investment Corp.	839	11
Moelis & Co. 'A'	179	8
Moody's Corp.	258	87
Morgan Stanley	1,870	163
Morningstar, Inc.	89	24
MSCI, Inc.	216	109
Nasdaq, Inc.	319	57
Navient Corp.	2,839	48
New York Community Bancorp, Inc.	2,067	22
Northern Trust Corp.	268	31
Old Republic International Corp.	1,516	39
OneMain Holdings, Inc.	144	7
PacWest Bancorp	733	32
People's United Financial, Inc.	537	11
Pinnacle Financial Partners, Inc.	94	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

PNC Financial Services Group, Inc.	565	104
PRA Group, Inc. (a)	274	12
Principal Financial Group, Inc.	351	26
Progressive Corp.	1,429	163
Prudential Financial, Inc.	3,141	371
Raymond James Financial, Inc.	251	28
Regions Financial Corp.	1,284	29
RLI Corp.	103	11
S&P Global, Inc.	733	301
SEI Investments Co.	522	31
Signature Bank	78	23
SLM Corp.	644	12
State Street Corp.	465	41
Stewart Information Services Corp.	196	12
Stifel Financial Corp.	125	9
SVB Financial Group (a)	74	41
Synchrony Financial	2,335	81
Synovus Financial Corp.	175	9
T Rowe Price Group, Inc.	335	51
Tradeweb Markets, Inc. 'A'	212	19
Travelers Cos., Inc.	2,432	444
U.S. Bancorp	1,803	96
Unum Group	3,262	103
Valley National Bancorp	522	7
Virtu Financial, Inc. 'A'	431	16
Voya Financial, Inc.	135	9
Webster Financial Corp.	224	13
Wells Fargo & Co.	13,609	660
White Mountains Insurance Group Ltd.	20	23
Wintrust Financial Corp.	70	7
Zions Bancorp NA	202	13

		11,427

HEALTH CARE 14.5%
AbbVie, Inc.	2,373	385
Agilent Technologies, Inc.	405	54
Align Technology, Inc. (a)	47	20
AmerisourceBergen Corp.	205	32
Amgen, Inc.	642	155
AMN Healthcare Services, Inc. (a)	217	23
Anthem, Inc.	983	483
Avantor, Inc. (a)	672	23
Baxter International, Inc.	1,630	126
Becton Dickinson & Co.	356	95
Bio-Rad Laboratories, Inc. 'A' (a)	40	23
Bio-Techne Corp.	50	22
Biogen, Inc. (a)	164	35
BioMarin Pharmaceutical, Inc. (a)	230	18
Boston Scientific Corp. (a)	1,925	85
Bristol-Myers Squibb Co.	6,373	465
Brookdale Senior Living, Inc. (a)	1,968	14
Bruker Corp.	316	20
Cardinal Health, Inc.	4,737	269
Centene Corp. (a)	771	65
Cerner Corp.	1,219	114
Charles River Laboratories International, Inc. (a)	63	18
Chemed Corp.	86	44
Cooper Cos., Inc.	78	33
CVS Health Corp.	11,248	1,138
Danaher Corp.	2,076	609
DaVita, Inc. (a)	1,114	126
Dentsply Sirona, Inc.	732	36
Dexcom, Inc. (a)	122	62
Edwards Lifesciences Corp. (a)	838	99
Eli Lilly & Co.	2,562	734
Encompass Health Corp.	410	29
Envista Holdings Corp. (a)	204	10
Gilead Sciences, Inc.	14,611	869
HCA Healthcare, Inc.	697	175
Henry Schein, Inc. (a)	579	50
Hologic, Inc. (a)	136	10
Humana, Inc.	162	70
ICU Medical, Inc. (a)	53	12
IDEXX Laboratories, Inc. (a)	23	13
Integra LifeSciences Holdings Corp. (a)	201	13
Intuitive Surgical, Inc. (a)	480	145
IQVIA Holdings, Inc. (a)	253	58
Johnson & Johnson	7,428	1,316
Laboratory Corp. of America Holdings (a)	270	71
Masimo Corp. (a)	98	14
McKesson Corp.	1,514	463
MEDNAX, Inc. (a)	490	11
Merck & Co., Inc.	11,157	915
Mettler-Toledo International, Inc. (a)	56	77
Molina Healthcare, Inc. (a)	223	74

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Myriad Genetics, Inc. (a)	668	17
Organon & Co.	1,203	42
Owens & Minor, Inc.	942	41
Patterson Cos., Inc.	748	24
PerkinElmer, Inc.	158	28
Pfizer, Inc.	31,517	1,632
Premier, Inc. 'A'	660	23
Quest Diagnostics, Inc.	647	89
Regeneron Pharmaceuticals, Inc. (a)	163	114
ResMed, Inc.	481	117
Select Medical Holdings Corp.	315	8
STERIS PLC	256	62
Syneos Health, Inc. (a)	131	11
Teleflex, Inc.	61	22
Tenet Healthcare Corp. (a)	1,511	130
United Therapeutics Corp. (a)	509	91
UnitedHealth Group, Inc.	1,269	647
Universal Health Services, Inc. 'B'	201	29
Viatris, Inc.	3,058	33
Waters Corp. (a)	200	62
West Pharmaceutical Services, Inc.	156	64
Zoetis, Inc.	798	150

		13,256

INDUSTRIALS 7.6%
3M Co.	1,267	189
A O Smith Corp.	584	37
AAR Corp. (a)	269	13
ABM Industries, Inc.	624	29
Acuity Brands, Inc.	191	36
AECOM	883	68
AGCO Corp.	753	110
Allegiant Travel Co. (a)	70	11
Allison Transmission Holdings, Inc.	946	37
AMERCO	38	23
American Airlines Group, Inc. (a)	7,623	139
Apogee Enterprises, Inc.	232	11
ArcBest Corp.	84	7
Arcosa, Inc.	235	13
Armstrong World Industries, Inc.	172	16
Atlas Air Worldwide Holdings, Inc. (a)	264	23
Avis Budget Group, Inc. (a)	1,252	330
Boise Cascade Co.	313	22
Booz Allen Hamilton Holding Corp.	733	64
Builders FirstSource, Inc. (a)	238	15
BWX Technologies, Inc.	431	23
CACI International, Inc. 'A' (a)	120	36
Carlisle Cos., Inc.	69	17
Carrier Global Corp.	285	13
Caterpillar, Inc.	319	71
CH Robinson Worldwide, Inc.	881	95
Cintas Corp.	34	14
Copart, Inc. (a)	316	40
CoreCivic, Inc. (a)	927	10
Crane Co.	201	22
CSX Corp.	1,921	72
Cummins, Inc.	245	50
Curtiss-Wright Corp.	195	29
Delta Air Lines, Inc. (a)	197	8
Deluxe Corp.	249	8
Donaldson Co., Inc.	404	21
Dover Corp.	194	30
EMCOR Group, Inc.	67	8
Emerson Electric Co.	780	77
Encore Wire Corp.	147	17
Equifax, Inc.	306	73
Expeditors International of Washington, Inc.	769	79
Fastenal Co.	373	22
Fluor Corp. (a)	2,511	72
FTI Consulting, Inc. (a)	234	37
GATX Corp.	179	22
Generac Holdings, Inc. (a)	204	61
General Dynamics Corp.	328	79
General Electric Co.	5,686	520
GMS, Inc. (a)	219	11
Graco, Inc.	292	20
Granite Construction, Inc.	367	12
Greenbrier Cos., Inc.	461	24
Hawaiian Holdings, Inc. (a)	1,260	25
Healthcare Services Group, Inc.	870	16
Hexcel Corp.	417	25
Hillenbrand, Inc.	176	8
HNI Corp.	198	7
Howmet Aerospace, Inc.	136	5
Hub Group, Inc. 'A' (a)	190	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Hubbell, Inc.	115	21
Huntington Ingalls Industries, Inc.	25	5
IDEX Corp.	106	20
Illinois Tool Works, Inc.	252	53
Insperity, Inc.	131	13
ITT, Inc.	192	14
Jacobs Engineering Group, Inc.	451	62
JB Hunt Transport Services, Inc.	243	49
JetBlue Airways Corp. (a)	3,956	59
KAR Auction Services, Inc. (a)	808	15
KBR, Inc.	870	48
Knight-Swift Transportation Holdings, Inc.	746	38
L3Harris Technologies, Inc.	751	187
Landstar System, Inc.	149	23
Lennox International, Inc.	163	42
Lincoln Electric Holdings, Inc.	222	31
Lockheed Martin Corp.	775	342
ManpowerGroup, Inc.	571	54
ManTech International Corp. 'A'	132	11
Masco Corp.	185	9
Masonite International Corp. (a)	138	12
Matson, Inc.	87	11
MDU Resources Group, Inc.	274	7
Meritor, Inc. (a)	332	12
Middleby Corp. (a)	96	16
MillerKnoll, Inc.	356	12
Moog, Inc. 'A'	128	11
MSC Industrial Direct Co., Inc. 'A'	544	46
Mueller Industries, Inc.	370	20
Nielsen Holdings PLC	734	20
Nordson Corp.	95	22
Northrop Grumman Corp.	725	324
NOW, Inc. (a)	1,311	14
Oshkosh Corp.	348	35
Otis Worldwide Corp.	782	60
Owens Corning	355	33
Pitney Bowes, Inc.	2,067	11
Primoris Services Corp.	337	8
Quanta Services, Inc.	1,444	190
Raytheon Technologies Corp.	2,019	200
Regal Rexnord Corp.	86	13
Republic Services, Inc.	800	106
Resideo Technologies, Inc. (a)	582	14
Robert Half International, Inc.	418	48
Rockwell Automation, Inc.	95	27
Rollins, Inc.	552	19
Rush Enterprises, Inc. 'A'	295	15
Ryder System, Inc.	507	40
Saia, Inc. (a)	34	8
Schneider National, Inc. 'B'	480	12
SkyWest, Inc. (a)	395	11
Southwest Airlines Co. (a)	160	7
Spirit AeroSystems Holdings, Inc. 'A'	1,371	67
Steelcase, Inc. 'A'	1,110	13
Stericycle, Inc. (a)	261	15
Terex Corp.	671	24
Tetra Tech, Inc.	68	11
Textron, Inc.	297	22
Timken Co.	301	18
Toro Co.	469	40
TransDigm Group, Inc. (a)	12	8
TransUnion	240	25
Trinity Industries, Inc.	556	19
UFP Industries, Inc.	350	27
Union Pacific Corp.	749	205
United Airlines Holdings, Inc. (a)	394	18
United Parcel Service, Inc. 'B'	1,708	366
Verisk Analytics, Inc.	509	109
Waste Connections, Inc.	727	102
Waste Management, Inc.	1,471	233
Watsco, Inc.	185	56
Werner Enterprises, Inc.	752	31
WESCO International, Inc. (a)	444	58
WW Grainger, Inc.	60	31
Xylem, Inc.	240	20

		6,985

INFORMATION TECHNOLOGY 11.4%
Akamai Technologies, Inc. (a)	287	34
Alliance Data Systems Corp.	1,174	66
Amdocs Ltd.	665	55
Amkor Technology, Inc.	542	12
ANSYS, Inc. (a)	99	31
Apple, Inc.	2,988	522
Applied Materials, Inc.	1,078	142

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Arista Networks, Inc. (a)	291	40
Arrow Electronics, Inc. (a)	741	88
Aspen Technology, Inc. (a)	80	13
Automatic Data Processing, Inc.	786	179
Avnet, Inc.	1,042	42
Belden, Inc.	265	15
Black Knight, Inc. (a)	194	11
Broadcom, Inc.	148	93
Broadridge Financial Solutions, Inc.	481	75
CDK Global, Inc.	536	26
CDW Corp.	295	53
Ciena Corp. (a)	193	12
Cirrus Logic, Inc. (a)	165	14
Cisco Systems, Inc.	10,615	592
Citrix Systems, Inc.	423	43
Coherent, Inc. (a)	31	9
Concentrix Corp.	55	9
Conduent, Inc. (a)	2,371	12
Corning, Inc.	7,546	279
CSG Systems International, Inc.	184	12
Dell Technologies, Inc. 'C' (a)	442	22
Dolby Laboratories, Inc. 'A'	194	15
DXC Technology Co. (a)	2,590	85
Entegris, Inc.	171	22
EPAM Systems, Inc. (a)	70	21
F5, Inc. (a)	204	43
Fair Isaac Corp. (a)	38	18
Flex Ltd. (a)	2,151	40
Fortinet, Inc. (a)	197	67
Gartner, Inc. (a)	148	44
Genpact Ltd.	1,064	46
GoDaddy, Inc. 'A' (a)	209	18
Hewlett Packard Enterprise Co.	16,027	268
HP, Inc.	4,069	148
Insight Enterprises, Inc. (a)	199	21
International Business Machines Corp.	8,368	1,088
Intuit, Inc.	477	229
Jabil, Inc.	1,506	93
Jack Henry & Associates, Inc.	393	77
Juniper Networks, Inc.	6,484	241
Keysight Technologies, Inc. (a)	230	36
KLA Corp.	365	134
Kyndryl Holdings, Inc. (a)	1,510	20
Lam Research Corp.	118	63
Manhattan Associates, Inc. (a)	165	23
Mastercard, Inc. 'A'	257	92
MAXIMUS, Inc.	459	34
Microsoft Corp.	3,094	954
Monolithic Power Systems, Inc.	55	27
Motorola Solutions, Inc.	1,362	330
National Instruments Corp.	258	10
NCR Corp. (a)	748	30
NetApp, Inc.	779	65
NetScout Systems, Inc. (a)	470	15
NortonLifeLock, Inc.	4,037	107
NVIDIA Corp.	3,445	940
ON Semiconductor Corp. (a)	576	36
Oracle Corp.	11,393	943
Palo Alto Networks, Inc. (a)	122	76
Paychex, Inc.	978	133
Plexus Corp. (a)	180	15
QUALCOMM, Inc.	2,319	354
Sabre Corp. (a)	1,062	12
Sanmina Corp. (a)	521	21
Seagate Technology Holdings PLC	104	9
ServiceNow, Inc. (a)	252	140
Silicon Laboratories, Inc. (a)	48	7
Skyworks Solutions, Inc.	184	25
Snowflake, Inc. (a)	342	78
SS&C Technologies Holdings, Inc.	280	21
Super Micro Computer, Inc. (a)	234	9
Synaptics, Inc. (a)	192	38
Teledyne Technologies, Inc. (a)	50	24
Teradata Corp. (a)	701	35
Teradyne, Inc.	322	38
Texas Instruments, Inc.	751	138
Tyler Technologies, Inc. (a)	26	12
VeriSign, Inc. (a)	202	45
Visa, Inc. 'A'	627	139
Vishay Intertechnology, Inc.	1,017	20
Western Digital Corp. (a)	1,721	85
Western Union Co.	1,279	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Xerox Holdings Corp.	1,997	40

		10,482

MATERIALS 3.8%
Albemarle Corp.	148	33
Alcoa Corp.	3,600	324
Allegheny Technologies, Inc. (a)	337	9
AptarGroup, Inc.	257	30
Arconic Corp. (a)	688	18
Avery Dennison Corp.	336	58
Avient Corp.	430	21
Axalta Coating Systems Ltd. (a)	505	12
Ball Corp.	894	80
Berry Global Group, Inc. (a)	393	23
Cabot Corp.	388	27
Carpenter Technology Corp.	419	18
Celanese Corp.	182	26
CF Industries Holdings, Inc.	288	30
Chemours Co.	429	14
Commercial Metals Co.	994	41
Corteva, Inc.	313	18
Crown Holdings, Inc.	531	66
DuPont de Nemours, Inc.	1,303	96
Eagle Materials, Inc.	97	12
Eastman Chemical Co.	249	28
Ecolab, Inc.	320	57
FMC Corp.	159	21
Freeport-McMoRan, Inc.	2,343	117
Graphic Packaging Holding Co.	2,591	52
Greif, Inc. 'A'	197	13
Huntsman Corp.	248	9
Innospec, Inc.	77	7
International Flavors & Fragrances, Inc.	285	37
Kaiser Aluminum Corp.	111	10
Louisiana-Pacific Corp.	618	38
LyondellBasell Industries NV 'A'	3,118	321
Martin Marietta Materials, Inc.	83	32
Mosaic Co.	7,470	497
NewMarket Corp.	43	14
Newmont Corp.	1,325	105
Nucor Corp.	1,214	181
O-I Glass, Inc. (a)	1,207	16
Olin Corp.	1,484	78
PPG Industries, Inc.	230	30
Reliance Steel & Aluminum Co.	464	85
RPM International, Inc.	357	29
Scotts Miracle-Gro Co.	272	33
Sealed Air Corp.	1,073	72
Sensient Technologies Corp.	201	17
Sherwin-Williams Co.	552	138
Silgan Holdings, Inc.	435	20
Sonoco Products Co.	650	41
Steel Dynamics, Inc.	674	56
United States Steel Corp.	3,421	129
Vulcan Materials Co.	175	32
Warrior Met Coal, Inc.	860	32
WestRock Co.	3,518	165
Worthington Industries, Inc.	198	10

		3,478

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)	435	40
Jones Lang LaSalle, Inc. (a)	67	16
Realogy Holdings Corp. (a)	1,400	22

		78

UTILITIES 1.2%
AES Corp.	3,813	98
Atmos Energy Corp.	169	20
Avista Corp.	216	10
CenterPoint Energy, Inc.	848	26
Clearway Energy, Inc. 'C'	301	11
Consolidated Edison, Inc.	478	45
Constellation Energy Corp.	1	0
Dominion Energy, Inc.	300	26
Duke Energy Corp.	1,040	116
Entergy Corp.	300	35
Essential Utilities, Inc.	286	15
Evergy, Inc.	870	59
Exelon Corp.	9,556	455
FirstEnergy Corp.	736	34
Hawaiian Electric Industries, Inc.	456	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

National Fuel Gas Co.	511	35
NiSource, Inc.	529	17
NRG Energy, Inc.	303	12
OGE Energy Corp.	251	10
Ormat Technologies, Inc.	107	9
Vistra Corp.	2,465	57

		1,109

Total United States		86,124

Total Common Stocks (Cost $73,694)		86,950

REAL ESTATE INVESTMENT TRUSTS 4.1%
UNITED STATES 4.1%
FINANCIALS 0.4%
AGNC Investment Corp.	2,671	35
Annaly Capital Management, Inc.	6,288	44
Apollo Commercial Real Estate Finance, Inc.	1,384	19
Blackstone Mortgage Trust, Inc. 'A'	914	29
Chimera Investment Corp.	2,776	33
Ladder Capital Corp. REIT	708	8
MFA Financial, Inc.	4,739	19
New Residential Investment Corp.	6,069	67
New York Mortgage Trust, Inc.	3,292	12
PennyMac Mortgage Investment Trust	1,218	21
Redwood Trust, Inc.	1,477	16
Starwood Property Trust, Inc.	1,944	47
Two Harbors Investment Corp.	4,512	25

		375

REAL ESTATE 3.7%
Alexander & Baldwin, Inc.	324	7
Alexandria Real Estate Equities, Inc.	214	43
American Campus Communities, Inc.	325	18
American Homes 4 Rent 'A'	919	37
American Tower Corp.	1,004	252
Apartment Income REIT Corp.	169	9
Apple Hospitality REIT, Inc.	1,643	30
AvalonBay Communities, Inc.	186	46
Boston Properties, Inc.	193	25
Brandywine Realty Trust	1,461	21
Brixmor Property Group, Inc.	375	10
Camden Property Trust	414	69
Corporate Office Properties Trust	549	16
Cousins Properties, Inc.	613	25
Crown Castle International Corp.	598	110
CubeSmart	757	39
DiamondRock Hospitality Co.	1,523	15
Digital Realty Trust, Inc.	290	41
DigitalBridge Group, Inc.	4,676	34
Douglas Emmett, Inc.	830	28
Duke Realty Corp.	1,337	78
EastGroup Properties, Inc.	111	23
Empire State Realty Trust, Inc. 'A'	1,002	10
Equinix, Inc.	103	76
Equity Commonwealth	543	15
Equity LifeStyle Properties, Inc.	452	35
Equity Residential	492	44
Essex Property Trust, Inc.	87	30
Extra Space Storage, Inc.	399	82
Federal Realty Investment Trust	319	39
First Industrial Realty Trust, Inc.	429	27
Gaming & Leisure Properties, Inc.	978	46
Healthcare Realty Trust, Inc.	648	18
Healthcare Trust of America, Inc. 'A'	1,006	32
Highwoods Properties, Inc.	629	29
Host Hotels & Resorts, Inc.	1,715	33
Invitation Homes, Inc.	1,995	80
Iron Mountain, Inc.	1,161	64
Kilroy Realty Corp.	562	43
Kimco Realty Corp.	1,376	34
Kite Realty Group Trust	670	15
Lamar Advertising Co. 'A'	355	41
Life Storage, Inc.	306	43
LXP Industrial Trust	1,473	23
Macerich Co.	2,050	32
Medical Properties Trust, Inc.	1,179	25
MGM Growth Properties LLC	404	16
Mid-America Apartment Communities, Inc.	155	32
National Retail Properties, Inc.	220	10
Office Properties Income Trust	349	9
Outfront Media, Inc.	521	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

Paramount Group, Inc.	2,604	28
Park Hotels & Resorts, Inc.	2,991	58
Physicians Realty Trust	747	13
Piedmont Office Realty Trust, Inc. 'A'	1,023	18
Prologis, Inc.	1,542	249
PS Business Parks, Inc.	108	18
Public Storage	517	202
Rayonier, Inc.	684	28
Realty Income Corp.	765	53
Regency Centers Corp.	796	57
Rexford Industrial Realty, Inc.	203	15
RLJ Lodging Trust	1,737	24
Ryman Hospitality Properties, Inc.	130	12
SBA Communications Corp.	174	60
Service Properties Trust	1,753	15
Simon Property Group, Inc.	779	102
SITE Centers Corp.	1,434	24
SL Green Realty Corp.	413	34
Spirit Realty Capital, Inc.	173	8
STAG Industrial, Inc.	477	20
Sun Communities, Inc.	319	56
Sunstone Hotel Investors, Inc.	1,426	17
Tanger Factory Outlet Centers, Inc.	462	8
UDR, Inc.	1,116	64
Veris Residential, Inc.	776	13
VICI Properties, Inc.	736	21
Washington REIT	553	14
Welltower, Inc.	588	57
WP Carey, Inc.	801	65
Xenia Hotels & Resorts, Inc.	742	14

		3,341

Total Real Estate Investment Trusts (Cost $3,159)		3,716

SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (e) 0.8%		758

Total Short-Term Instruments (Cost $758)		758

Total Investments in Securities (Cost $77,611)		91,424

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund 0.280% (b)(c)(d)	66,975	67

Total Short-Term Instruments (Cost $67)		67

Total Investments in Affiliates (Cost $67)		67

Total Investments 100.0% (Cost $77,678)		$91,491
Other Assets and Liabilities, net 0.0%		8

Net Assets 100.0%		$91,499

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $66 were out on loan in exchange for $67 of cash collateral as of March 31, 2022.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$758	U.S. Treasury Notes 0.375% due 09/15/2024		$(773)	$758	$758

Total Repurchase Agreements							$(773)	$758	$758

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology				$416	$0	$0	$416
Switzerland
	Financials				188	0	0	188
United Kingdom
	Communication Services				74	0	0	74
	Consumer Staples				12	0	0	12
	Energy				15	0	0	15
	Financials				71	0	0	71
	Industrials				50	0	0	50
United States
	Communication Services				4,858	0	0	4,858
	Consumer Discretionary				11,129	0	0	11,129
	Consumer Staples				12,319	0	0	12,319
	Energy				11,003	0	0	11,003
	Financials				11,427	0	0	11,427
	Health Care				13,256	0	0	13,256
	Industrials				6,985	0	0	6,985
	Information Technology				10,482	0	0	10,482
	Materials				3,478	0	0	3,478
	Real Estate				78	0	0	78
	Utilities				1,109	0	0	1,109
Real Estate Investment Trusts
United States
	Financials				375	0	0	375
	Real Estate				3,341	0	0	3,341
Short-Term Instruments
Repurchase Agreements					0	758	0	758

					$90,666	$758	$0	$91,424
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					67	0	0	67

Total Investments					$90,733	$758	$0	$91,491

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.1%
IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC 'A'	569	$192

Total Ireland		192

SWITZERLAND 0.1%
INFORMATION TECHNOLOGY 0.1%
TE Connectivity Ltd.	128	17

Total Switzerland		17

UNITED KINGDOM 0.9%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	1,678	43

CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	177	9

CONSUMER STAPLES 0.0%
Coca-Cola Europacific Partners PLC	115	6

MATERIALS 0.8%
Amcor PLC	933	10
Linde PLC	697	223

		233

Total United Kingdom		291

UNITED STATES 95.5%
COMMUNICATION SERVICES 8.0%
AT&T, Inc.	43,226	1,021
Comcast Corp. 'A'	5,931	278
Electronic Arts, Inc.	527	67
Loyalty Ventures, Inc. (a)	74	1
Lumen Technologies, Inc.	4,822	54
Meta Platforms, Inc. 'A' (a)	552	123
Omnicom Group, Inc.	366	31
T-Mobile U.S., Inc. (a)	263	34
Verizon Communications, Inc.	14,705	749
Walt Disney Co. (a)	540	74

		2,432

CONSUMER DISCRETIONARY 7.7%
Adient PLC (a)	541	22
Advance Auto Parts, Inc.	63	13
Bed Bath & Beyond, Inc. (a)	632	14
Best Buy Co., Inc.	887	81
Booking Holdings, Inc. (a)	11	26
BorgWarner, Inc.	537	21
Carnival Corp. (a)	2,353	48
Dollar General Corp.	92	20
eBay, Inc.	2,091	120
Foot Locker, Inc.	104	3
Ford Motor Co.	20,691	350
Gap, Inc.	571	8
General Motors Co. (a)	7,964	348
Genuine Parts Co.	56	7
Goodyear Tire & Rubber Co. (a)	2,688	38
Hilton Worldwide Holdings, Inc. (a)	225	34
Home Depot, Inc.	1,045	313

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Kohl's Corp.	918	55
Lear Corp.	221	31
Lowe's Cos., Inc.	934	189
Macy's, Inc.	1,821	44
Marriott International, Inc. 'A' (a)	372	65
Newell Brands, Inc.	785	17
O'Reilly Automotive, Inc. (a)	14	10
PVH Corp.	274	21
Ralph Lauren Corp.	67	8
Starbucks Corp.	1,196	109
Tapestry, Inc.	498	18
Target Corp.	1,058	224
Tesla, Inc. (a)	20	22
TJX Cos., Inc.	396	24
VF Corp.	665	38
Victoria's Secret & Co. (a)	33	2
Whirlpool Corp.	73	13

		2,356

CONSUMER STAPLES 8.5%
Archer-Daniels-Midland Co.	2,271	205
Campbell Soup Co.	499	22
Clorox Co.	218	30
Coca-Cola Co.	5,242	325
Colgate-Palmolive Co.	1,393	106
Conagra Brands, Inc.	879	29
Estee Lauder Cos., Inc. 'A'	120	33
General Mills, Inc.	1,416	96
Hershey Co.	119	26
Hormel Foods Corp.	331	17
Ingredion, Inc.	251	22
J M Smucker Co.	253	34
Kellogg Co.	673	43
Keurig Dr Pepper, Inc.	191	7
Kimberly-Clark Corp.	600	74
Kraft Heinz Co.	1,952	77
Kroger Co.	758	43
Molson Coors Beverage Co. 'B'	836	45
Mondelez International, Inc. 'A'	505	32
PepsiCo, Inc.	2,085	349
Procter & Gamble Co.	4,500	688
Sysco Corp.	1,198	98
Tyson Foods, Inc. 'A'	172	15
Walgreens Boots Alliance, Inc.	3,862	173

		2,589

FINANCIALS 16.5%
Aflac, Inc.	1,445	93
Allstate Corp.	788	109
American Express Co.	857	160
Ameriprise Financial, Inc.	217	65
Bank of America Corp.	18,374	757
Bank of New York Mellon Corp.	2,619	130
BlackRock, Inc.	145	111
Charles Schwab Corp.	362	31
Citigroup, Inc.	12,308	657
CME Group, Inc.	73	17
Equitable Holdings, Inc.	796	25
Goldman Sachs Group, Inc.	575	190
Hartford Financial Services Group, Inc.	707	51
JPMorgan Chase & Co.	6,157	839
Lincoln National Corp.	616	40
MetLife, Inc.	2,173	153
Moody's Corp.	67	23
Morgan Stanley	1,305	114
Nasdaq, Inc.	43	8
PNC Financial Services Group, Inc.	744	137
Principal Financial Group, Inc.	559	41
Prudential Financial, Inc.	1,564	185
S&P Global, Inc.	184	75
State Street Corp.	799	70
T Rowe Price Group, Inc.	65	10
U.S. Bancorp	3,236	172
Wells Fargo & Co.	16,209	785

		5,048

HEALTH CARE 19.5%
Abbott Laboratories	1,757	208
AbbVie, Inc.	2,122	344
Agilent Technologies, Inc.	238	31
AmerisourceBergen Corp.	274	42
Amgen, Inc.	1,343	325

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Anthem, Inc.	747	367
Baxter International, Inc.	1,014	79
Becton Dickinson & Co.	385	102
Biogen, Inc. (a)	481	101
Boston Scientific Corp. (a)	368	16
Bristol-Myers Squibb Co.	1,342	98
Cardinal Health, Inc.	1,940	110
Cerner Corp.	105	10
Cigna Corp.	880	211
CVS Health Corp.	2,561	259
DaVita, Inc. (a)	309	35
Edwards Lifesciences Corp. (a)	268	32
Eli Lilly & Co.	725	208
Gilead Sciences, Inc.	4,694	279
Humana, Inc.	415	181
Illumina, Inc. (a)	84	29
Intuitive Surgical, Inc. (a)	24	7
Johnson & Johnson	5,884	1,043
Laboratory Corp. of America Holdings (a)	106	28
McKesson Corp.	643	197
Merck & Co., Inc.	7,388	606
Organon & Co.	172	6
Pfizer, Inc.	3,359	174
Quest Diagnostics, Inc.	311	43
Regeneron Pharmaceuticals, Inc. (a)	29	20
Stryker Corp.	220	59
UnitedHealth Group, Inc.	1,283	654
Universal Health Services, Inc. 'B'	56	8
Waters Corp. (a)	76	24
Zimmer Biomet Holdings, Inc.	49	6
Zimvie, Inc. (a)	4	0

		5,942

INDUSTRIALS 4.1%
3M Co.	1,414	211
American Airlines Group, Inc. (a)	3,504	64
Cummins, Inc.	558	114
Deere & Co.	57	24
Dover Corp.	192	30
Eaton Corp. PLC	488	74
FedEx Corp.	133	31
Illinois Tool Works, Inc.	346	72
Johnson Controls International PLC	1,687	111
ManpowerGroup, Inc.	369	35
Nielsen Holdings PLC	1,622	44
Otis Worldwide Corp.	56	4
Owens Corning	357	33
Republic Services, Inc.	218	29
Rockwell Automation, Inc.	141	39
Stanley Black & Decker, Inc.	226	32
United Parcel Service, Inc. 'B'	666	143
United Rentals, Inc. (a)	108	38
Waste Management, Inc.	561	89
WW Grainger, Inc.	87	45

		1,262

INFORMATION TECHNOLOGY 28.7%
Adobe, Inc. (a)	207	94
Alliance Data Systems Corp.	289	16
Amdocs Ltd.	269	22
Analog Devices, Inc.	447	74
Apple, Inc.	10,395	1,815
Applied Materials, Inc.	1,220	161
Arrow Electronics, Inc. (a)	275	33
Automatic Data Processing, Inc.	411	93
Avnet, Inc.	682	28
Cadence Design Systems, Inc. (a)	139	23
CDW Corp.	155	28
Cisco Systems, Inc.	14,306	798
Citrix Systems, Inc.	268	27
Corning, Inc.	2,074	77
Dell Technologies, Inc. 'C' (a)	338	17
DXC Technology Co. (a)	1,017	33
F5, Inc. (a)	63	13
Flex Ltd. (a)	1,675	31
Hewlett Packard Enterprise Co.	9,603	160
HP, Inc.	4,412	160
Intel Corp.	20,765	1,029
International Business Machines Corp.	811	105
Intuit, Inc.	92	44
Jabil, Inc.	305	19
Juniper Networks, Inc.	1,747	65
Lam Research Corp.	131	70
Mastercard, Inc. 'A'	424	151

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

Micron Technology, Inc.	2,839	221
Microsoft Corp.	5,270	1,625
Motorola Solutions, Inc.	215	52
NetApp, Inc.	756	63
NortonLifeLock, Inc.	1,584	42
NVIDIA Corp.	464	127
ON Semiconductor Corp. (a)	532	33
Oracle Corp.	4,487	371
PayPal Holdings, Inc. (a)	299	35
QUALCOMM, Inc.	2,075	317
salesforce.com, Inc. (a)	130	28
Seagate Technology Holdings PLC	355	32
Skyworks Solutions, Inc.	167	22
Synopsys, Inc. (a)	54	18
Texas Instruments, Inc.	1,279	235
Visa, Inc. 'A'	1,094	243
VMware, Inc. 'A'	135	15
Western Digital Corp. (a)	1,622	81
Xerox Holdings Corp.	1,783	36

		8,782

MATERIALS 2.1%
Air Products & Chemicals, Inc.	215	54
CF Industries Holdings, Inc.	342	35
Dow, Inc.	1,842	117
DuPont de Nemours, Inc.	527	39
Eastman Chemical Co.	410	46
Ecolab, Inc.	361	64
International Flavors & Fragrances, Inc.	157	21
International Paper Co.	1,166	54
Mosaic Co.	986	66
Newmont Corp.	383	30
Packaging Corp. of America	166	26
PPG Industries, Inc.	485	63
Sherwin-Williams Co.	132	33
Sylvamo Corp. (a)	65	2

		650

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	462	42
Jones Lang LaSalle, Inc. (a)	33	8

		50

UTILITIES 0.2%
American Water Works Co., Inc.	219	37
Constellation Energy Corp.	250	14
Edison International	245	17

		68

Total United States		29,179

Total Common Stocks (Cost $27,966)		29,679

REAL ESTATE INVESTMENT TRUSTS 1.9%
UNITED STATES 1.9%
REAL ESTATE 1.9%
American Tower Corp.	158	40
AvalonBay Communities, Inc.	135	33
Digital Realty Trust, Inc.	90	13
Equinix, Inc.	48	36
Equity Residential	451	41
Essex Property Trust, Inc.	63	22
Healthpeak Properties, Inc.	859	29
Host Hotels & Resorts, Inc.	2,967	58
Iron Mountain, Inc.	690	38
Prologis, Inc.	349	56
Ventas, Inc.	1,067	66
Welltower, Inc.	889	85
Weyerhaeuser Co.	2,036	77

		594

Total Real Estate Investment Trusts (Cost $524)		594

Total Investments in Securities (Cost $28,490)		30,273

Total Investments 99.0% (Cost $28,490)		$30,273
Other Assets and Liabilities, net 1.0%		292

Net Assets 100.0%		$30,565

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$192	$0	$0	$192
Switzerland
	Information Technology	17	0	0	17
United Kingdom
	Communication Services	43	0	0	43
	Consumer Discretionary	9	0	0	9
	Consumer Staples	6	0	0	6
	Materials	233	0	0	233
United States
	Communication Services	2,432	0	0	2,432
	Consumer Discretionary	2,356	0	0	2,356
	Consumer Staples	2,589	0	0	2,589
	Financials	5,048	0	0	5,048
	Health Care	5,942	0	0	5,942
	Industrials	1,262	0	0	1,262
	Information Technology	8,782	0	0	8,782
	Materials	650	0	0	650
	Real Estate	50	0	0	50
	Utilities	68	0	0	68
Real Estate Investment Trusts
United States
	Real Estate	594	0	0	594

Total Investments		$30,273	$0	$0	$30,273

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.7% ¤
MUTUAL FUNDS 49.6%
Vanguard Developed Markets Index Fund 'Institutional'	2,995,185	$46,246
Vanguard Emerging Markets Stock Index Fund 'Institutional'	579,541	16,894
Vanguard Institutional Index Fund 'Institutional'	176,273	67,648
Vanguard Small-Cap Index Fund 'Institutional'	44,626	4,546

Total Mutual Funds (Cost $112,296)		135,334

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		267

Total Short-Term Instruments (Cost $267)		267

Total Investments in Securities (Cost $112,563)		135,601

INVESTMENTS IN AFFILIATES 50.9%
MUTUAL FUNDS (a) 46.6%
PIMCO Emerging Markets Local Currency and Bond Fund	2,349,518	13,557
PIMCO High Yield Fund	716,847	6,100
PIMCO Income Fund	2,893,615	32,756
PIMCO International Bond Fund (U.S. Dollar-Hedged)	575,496	5,927
PIMCO Long-Term Real Return Fund	2,337,276	15,449
PIMCO Long-Term U.S. Government Fund	3,883,331	18,718
PIMCO Real Return Fund	687,019	8,093
PIMCO Total Return Fund	2,775,437	26,589

Total Mutual Funds (Cost $137,513)		127,189

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	1,198,120	11,634

Total Short-Term Instruments (Cost $11,642)		11,634

Total Investments in Affiliates (Cost $149,155)		138,823

Total Investments 100.6% (Cost $261,718)		$274,424
Financial Derivative Instruments (c)(d) 0.2%(Cost or Premiums, net $1,334)		649
Other Assets and Liabilities, net (0.8)%		(2,265)

Net Assets 100.0%		$272,808

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$267	U.S. Treasury Bills 0.000% due 08/04/2022	$(272)	$267	$267

Total Repurchase Agreements	$(272)	$267	$267

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,000.000	06/17/2022	45	$5	$325	$32
Put - CBOE S&P 500	3,100.000	09/16/2022	21	2	166	61
Put - CBOE S&P 500	3,425.000	09/16/2022	22	2	259	102
Put - CBOE S&P 500	3,175.000	12/16/2022	13	1	117	72
Put - CBOE S&P 500	3,525.000	12/16/2022	25	3	333	221
Put - CBOE S&P 500	3,050.000	03/17/2023	14	1	120	92
Put - CBOE S&P 500	3,375.000	03/17/2023	27	3	339	265

Total Purchased Options	$1,659	$845

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,600.000	09/16/2022	22	$2	$(89)	$(32)
Put - CBOE S&P 500	2,625.000	12/16/2022	25	3	(117)	(68)
Put - CBOE S&P 500	2,500.000	03/17/2023	27	3	(119)	(91)

Total Written Options	$(325)	$(191)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	138	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$3,523	$0	$(2)	$0	$(2)
Receive	FNRETR Index	254	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	6,484	0	(3)	0	(3)

Total Swap Agreements	$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds	$135,334	$0	$0	$135,334
Short-Term Instruments
Repurchase Agreements	0	267	0	267

	$135,334	$267	$0	$135,601
Investments in Affiliates, at Value
Mutual Funds	127,189	0	0	127,189
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,634	0	0	11,634

	$138,823	$0	$0	$138,823

Total Investments	$274,157	$267	$0	$274,424

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$845	$0	$845

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(191)	0	(191)
Over the counter	0	(5)	0	(5)

	$0	$(196)	$0	$(196)

Total Financial Derivative Instruments	$0	$649	$0	$649

Totals	$274,157	$916	$0	$275,073

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.4% ¤
MUTUAL FUNDS 61.4%
Vanguard Developed Markets Index Fund 'Institutional'	3,985,592	$61,537
Vanguard Emerging Markets Stock Index Fund 'Institutional'	809,414	23,594
Vanguard Institutional Index Fund 'Institutional'	259,072	99,424
Vanguard Small-Cap Index Fund 'Institutional'	85,380	8,698

Total Mutual Funds (Cost $161,093)		193,253

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		133

Total Short-Term Instruments (Cost $133)		133

Total Investments in Securities (Cost $161,226)		193,386

INVESTMENTS IN AFFILIATES 39.6%
MUTUAL FUNDS (a) 34.8%
PIMCO Emerging Markets Local Currency and Bond Fund	2,392,363	13,804
PIMCO High Yield Fund	648,499	5,519
PIMCO Income Fund	2,118,282	23,979
PIMCO International Bond Fund (U.S. Dollar-Hedged)	390,282	4,020
PIMCO Long-Term Real Return Fund	2,379,305	15,727
PIMCO Long-Term U.S. Government Fund	4,635,485	22,343
PIMCO Real Return Fund	516,641	6,086
PIMCO Total Return Fund	1,922,269	18,415

Total Mutual Funds (Cost $118,772)		109,893

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	1,534,471	14,900

Total Short-Term Instruments (Cost $14,916)		14,900

Total Investments in Affiliates (Cost $133,688)		124,793

Total Investments 101.0% (Cost $294,914)		$318,179
Financial Derivative Instruments (c)(d) 0.2%(Cost or Premiums, net $1,494)		733
Other Assets and Liabilities, net (1.2)%		(3,835)

Net Assets 100.0%		$315,077

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$133	U.S. Treasury Bills 0.000% due 08/04/2022	$(136)	$133	$133

Total Repurchase Agreements	$(136)	$133	$133

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,000.000	06/17/2022	50	5	$360	$35
Put - CBOE S&P 500	3,100.000	09/16/2022	23	2	182	67
Put - CBOE S&P 500	3,425.000	09/16/2022	24	2	283	111
Put - CBOE S&P 500	3,175.000	12/16/2022	15	2	135	83
Put - CBOE S&P 500	3,525.000	12/16/2022	28	3	373	248
Put - CBOE S&P 500	3,050.000	03/17/2023	16	2	137	106
Put - CBOE S&P 500	3,375.000	03/17/2023	31	3	389	304

Total Purchased Options	$1,859	$954

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,600.000	09/16/2022	24	2	$(97)	$(36)
Put - CBOE S&P 500	2,625.000	12/16/2022	28	3	(131)	(76)
Put - CBOE S&P 500	2,500.000	03/17/2023	31	3	(137)	(104)

Total Written Options	$(365)	$(216)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	155	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$3,957	$0	$(2)	$0	$(2)
Receive	FNRETR Index	308	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	7,862	0	(3)	0	(3)

Total Swap Agreements	$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds	$193,253	$0	$0	$193,253
Short-Term Instruments
Repurchase Agreements	0	133	0	133

	$193,253	$133	$0	$193,386
Investments in Affiliates, at Value
Mutual Funds	109,893	0	0	109,893
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,900	0	0	14,900

	$124,793	$0	$0	$124,793

Total Investments	$318,046	$133	$0	$318,179

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$954	$0	$954

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(216)	0	(216)
Over the counter	0	(5)	0	(5)

	$0	$(221)	$0	$(221)

Total Financial Derivative Instruments	$0	$733	$0	$733

Totals	$318,046	$866	$0	$318,912

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 70.5% ¤
MUTUAL FUNDS 70.3%
Vanguard Developed Markets Index Fund 'Institutional'	4,049,247	$62,521
Vanguard Emerging Markets Stock Index Fund 'Institutional'	776,403	22,632
Vanguard Institutional Index Fund 'Institutional'	262,477	100,731
Vanguard Small-Cap Index Fund 'Institutional'	95,083	9,686

Total Mutual Funds (Cost $166,154)		195,570

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		684

Total Short-Term Instruments (Cost $684)		684

Total Investments in Securities (Cost $166,838)		196,254

INVESTMENTS IN AFFILIATES 30.6%
MUTUAL FUNDS (a) 25.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,887,125	10,889
PIMCO High Yield Fund	402,370	3,424
PIMCO Income Fund	1,300,567	14,723
PIMCO International Bond Fund (U.S. Dollar-Hedged)	231,671	2,386
PIMCO Long-Term Real Return Fund	1,495,416	9,884
PIMCO Long-Term U.S. Government Fund	3,086,911	14,879
PIMCO Real Return Fund	338,571	3,988
PIMCO Total Return Fund	1,176,482	11,271

Total Mutual Funds (Cost $76,543)		71,444

SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,388,356	13,481

Total Short-Term Instruments (Cost $13,520)		13,481

Total Investments in Affiliates (Cost $90,063)		84,925

Total Investments 101.1% (Cost $256,901)		$281,179
Financial Derivative Instruments (c)(0.0)%(Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (1.1)%		(3,151)

Net Assets 100.0%		$278,023

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$684	U.S. Treasury Bills 0.000% due 08/04/2022			$(698)		$684	$684

Total Repurchase Agreements								$(698)		$684	$684

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	111	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$2,834	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	309	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	7,888	0	(3)	0	(3)

Total Swap Agreements								$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds						$195,570	$0	$0		$195,570
Short-Term Instruments
Repurchase Agreements						0	684	0		684

						$195,570	$684	$0		$196,254
Investments in Affiliates, at Value
Mutual Funds						71,444	0	0		71,444
Short-Term Instruments
Central Funds Used for Cash Management Purposes						13,481	0	0		13,481

						$84,925	$0	$0		$84,925

Total Investments						$280,495	$684	$0		$281,179

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)

Total Financial Derivative Instruments						$0	$(5)	$0		$(5)

Totals						$280,495	$679	$0		$281,174

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.3% ¤
MUTUAL FUNDS 78.2%
Vanguard Developed Markets Index Fund 'Institutional'	4,849,987	$74,884
Vanguard Emerging Markets Stock Index Fund 'Institutional'	830,110	24,198
Vanguard Institutional Index Fund 'Institutional'	297,165	114,043
Vanguard Small-Cap Index Fund 'Institutional'	108,145	11,016

Total Mutual Funds (Cost $188,136)		224,141

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		370

Total Short-Term Instruments (Cost $370)		370

Total Investments in Securities (Cost $188,506)		224,511

INVESTMENTS IN AFFILIATES 23.3%
MUTUAL FUNDS (a) 17.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,639,482	9,460
PIMCO High Yield Fund	183,906	1,565
PIMCO Income Fund	846,348	9,580
PIMCO International Bond Fund (U.S. Dollar-Hedged)	164,941	1,699
PIMCO Long-Term Real Return Fund	1,084,454	7,168
PIMCO Long-Term U.S. Government Fund	2,238,363	10,789
PIMCO Real Return Fund	253,901	2,991
PIMCO Total Return Fund	820,033	7,856

Total Mutual Funds (Cost $54,520)		51,108

SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	1,597,978	15,517

Total Short-Term Instruments (Cost $15,551)		15,517

Total Investments in Affiliates (Cost $70,071)		66,625

Total Investments 101.6% (Cost $258,577)		$291,136
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (1.6)%		(4,458)

Net Assets 100.0%		$286,673

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$370	U.S. Treasury Bills 0.000% due 08/04/2022			$(377)		$370	$370

Total Repurchase Agreements								$(377)		$370	$370

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	159	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$4,059	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	289	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	7,377	0	(3)	0	(3)

Total Swap Agreements								$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds						$224,141	$0	$0		$224,141
Short-Term Instruments
Repurchase Agreements						0	370	0		370

						$224,141	$370	$0		$224,511
Investments in Affiliates, at Value
Mutual Funds						51,108	0	0		51,108
Short-Term Instruments
Central Funds Used for Cash Management Purposes						15,517	0	0		15,517

						$66,625	$0	$0		$66,625

Total Investments						$290,766	$370	$0		$291,136

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)

Total Financial Derivative Instruments						$0	$(5)	$0		$(5)

Totals						$290,766	$365	$0		$291,131

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.6% ¤
MUTUAL FUNDS 84.4%
Vanguard Developed Markets Index Fund 'Institutional'	4,998,329	$77,174
Vanguard Emerging Markets Stock Index Fund 'Institutional'	758,633	22,114
Vanguard Institutional Index Fund 'Institutional'	284,491	109,179
Vanguard Small-Cap Index Fund 'Institutional'	105,672	10,765

Total Mutual Funds (Cost $183,745)		219,232

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		559

Total Short-Term Instruments (Cost $559)		559

Total Investments in Securities (Cost $184,304)		219,791

INVESTMENTS IN AFFILIATES 15.8%
MUTUAL FUNDS (a) 11.5%
PIMCO Emerging Markets Local Currency and Bond Fund	1,037,252	5,985
PIMCO High Yield Fund	35,349	301
PIMCO Income Fund	425,460	4,816
PIMCO International Bond Fund (U.S. Dollar-Hedged)	102,814	1,059
PIMCO Long-Term Real Return Fund	695,154	4,595
PIMCO Long-Term U.S. Government Fund	1,434,971	6,917
PIMCO Real Return Fund	143,997	1,696
PIMCO Total Return Fund	467,721	4,481

Total Mutual Funds (Cost $31,805)		29,850

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	1,148,788	11,154

Total Short-Term Instruments (Cost $11,163)		11,154

Total Investments in Affiliates (Cost $42,968)		41,004

Total Investments 100.4% (Cost $227,272)		$260,795
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (0.4)%		(1,049)

Net Assets 100.0%		$259,741

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$559	U.S. Treasury Bills 0.000% due 08/04/2022			$(570)		$559	$559

Total Repurchase Agreements								$(570)		$559	$559

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	151	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$3,854	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	263	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	6,714	0	(3)	0	(3)

Total Swap Agreements								$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds						$219,232	$0	$0		$219,232
Short-Term Instruments
Repurchase Agreements						0	559	0		559

						$219,232	$559	$0		$219,791
Investments in Affiliates, at Value
Mutual Funds						29,850	0	0		29,850
Short-Term Instruments
Central Funds Used for Cash Management Purposes						11,154	0	0		11,154

						$41,004	$0	$0		$41,004

Total Investments						$260,236	$559	$0		$260,795

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)

Total Financial Derivative Instruments						$0	$(5)	$0		$(5)

Totals						$260,236	$554	$0		$260,790

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.3% ¤
MUTUAL FUNDS 88.2%
Vanguard Developed Markets Index Fund 'Institutional'	5,259,488	$81,207
Vanguard Emerging Markets Stock Index Fund 'Institutional'	751,093	21,894
Vanguard Institutional Index Fund 'Institutional'	292,585	112,286
Vanguard Small-Cap Index Fund 'Institutional'	110,787	11,286

Total Mutual Funds (Cost $186,268)		226,673

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		241

Total Short-Term Instruments (Cost $241)		241

Total Investments in Securities (Cost $186,509)		226,914

INVESTMENTS IN AFFILIATES 11.9%
MUTUAL FUNDS (a) 7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	683,099	3,941
PIMCO Income Fund	253,331	2,868
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93,946	968
PIMCO Long-Term Real Return Fund	478,543	3,163
PIMCO Long-Term U.S. Government Fund	989,105	4,767
PIMCO Real Return Fund	96,328	1,135
PIMCO Total Return Fund	298,631	2,861

Total Mutual Funds (Cost $20,976)		19,703

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	1,145,133	11,119

Total Short-Term Instruments (Cost $11,180)		11,119

Total Investments in Affiliates (Cost $32,156)		30,822

Total Investments 100.2% (Cost $218,665)		$257,736
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net (0.2)%		(519)

Net Assets 100.0%		$257,212

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$241	U.S. Treasury Bills 0.000% due 08/04/2022			$(246)		$241	$241

Total Repurchase Agreements								$(246)		$241	$241

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	157	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$4,008	$0	$(2)	$0	$(2)
	Receive	FNRETR Index	256	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	6,535	0	(3)	0	(3)

Total Swap Agreements								$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds						$226,673	$0	$0		$226,673
Short-Term Instruments
Repurchase Agreements						0	241	0		241

						$226,673	$241	$0		$226,914
Investments in Affiliates, at Value
Mutual Funds						19,703	0	0		19,703
Short-Term Instruments
Central Funds Used for Cash Management Purposes						11,119	0	0		11,119

						$30,822	$0	$0		$30,822

Total Investments						$257,495	$241	$0		$257,736

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)

Total Financial Derivative Instruments						$0	$(5)	$0		$(5)

Totals						$257,495	$236	$0		$257,731

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.6% ¤
MUTUAL FUNDS 89.3%
Vanguard Developed Markets Index Fund 'Institutional'	3,502,986	$54,086
Vanguard Emerging Markets Stock Index Fund 'Institutional'	494,769	14,423
Vanguard Institutional Index Fund 'Institutional'	195,837	75,156
Vanguard Small-Cap Index Fund 'Institutional'	74,614	7,601

Total Mutual Funds (Cost $131,195)		151,266

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		578

Total Short-Term Instruments (Cost $578)		578

Total Investments in Securities (Cost $131,773)		151,844

INVESTMENTS IN AFFILIATES 10.6%
MUTUAL FUNDS (a) 6.5%
PIMCO Emerging Markets Local Currency and Bond Fund	387,899	2,238
PIMCO Income Fund	128,961	1,460
PIMCO International Bond Fund (U.S. Dollar-Hedged)	60,453	622
PIMCO Long-Term Real Return Fund	266,413	1,761
PIMCO Long-Term U.S. Government Fund	551,296	2,657
PIMCO Real Return Fund	52,275	616
PIMCO Total Return Fund	158,226	1,516

Total Mutual Funds (Cost $11,502)		10,870

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	710,589	6,900

Total Short-Term Instruments (Cost $6,901)		6,900

Total Investments in Affiliates (Cost $18,403)		17,770

Total Investments 100.2% (Cost $150,176)		$169,614
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $0)		(3)
Other Assets and Liabilities, net (0.2)%		(265)

Net Assets 100.0%		$169,346

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$578	U.S. Treasury Bills 0.000% due 08/04/2022			$(590)		$578	$578

Total Repurchase Agreements								$(590)		$578	$578

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	87	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$2,221	$0	$(1)	$0	$(1)
	Receive	FNRETR Index	186	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	4,748	0	(2)	0	(2)

Total Swap Agreements								$0	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds						$151,266	$0	$0		$151,266
Short-Term Instruments
Repurchase Agreements						0	578	0		578

						$151,266	$578	$0		$151,844
Investments in Affiliates, at Value
Mutual Funds						10,870	0	0		10,870
Short-Term Instruments
Central Funds Used for Cash Management Purposes						6,900	0	0		6,900

						$17,770	$0	$0		$17,770

Total Investments						$169,036	$578	$0		$169,614

Financial Derivative Instruments - Liabilities
Over the counter						$0	$(3)	$0		$(3)

Total Financial Derivative Instruments						$0	$(3)	$0		$(3)

Totals						$169,036	$575	$0		$169,611

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.1% ¤
MUTUAL FUNDS 89.1%
Vanguard Developed Markets Index Fund 'Admiral'	453,398	$6,991
Vanguard Emerging Markets Stock Index Fund 'Admiral'	48,631	1,864
Vanguard Institutional Index Fund 'Institutional'	25,350	9,729
Vanguard Small-Cap Index Fund 'Admiral'	9,675	986

Total Mutual Funds (Cost $19,364)		19,570

Total Investments in Securities (Cost $19,364)		19,570

INVESTMENTS IN AFFILIATES 10.5%
MUTUAL FUNDS (a) 6.4%
PIMCO Emerging Markets Local Currency and Bond Fund	50,124	289
PIMCO Income Fund	16,940	192
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,136	84
PIMCO Long-Term Real Return Fund	34,110	225
PIMCO Long-Term U.S. Government Fund	70,459	340
PIMCO Real Return Fund	7,194	85
PIMCO Total Return Fund	19,971	191

Total Mutual Funds (Cost $1,478)		1,406

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	92,789	901

Total Short-Term Instruments (Cost $901)		901

Total Investments in Affiliates (Cost $2,379)		2,307

Total Investments 99.6% (Cost $21,743)		$21,877
Financial Derivative Instruments (b) (0.0)%(Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 0.4%		90

Net Assets 100.0%		$21,967

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	13	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$332	$177	$177	$0	$177
	Receive	FNRETR Index	22	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	561	211	211	0	211

Total Swap Agreements								$388	$388	$0	$388

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds					$19,570		$0		$0	$19,570

					$19,570		$0		$0	$19,570
Investments in Affiliates, at Value
Mutual Funds					1,406		0		0	1,406
Short-Term Instruments
Central Funds Used for Cash Management Purposes					901		0		0	901

					$2,307		$0		$0	$2,307

Total Investments					$21,877		$0		$0	$21,877

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.5% ¤
MUTUAL FUNDS 41.3%
Vanguard Developed Markets Index Fund 'Institutional'	2,633,128	$40,656
Vanguard Emerging Markets Stock Index Fund 'Institutional'	453,721	13,226
Vanguard Institutional Index Fund 'Institutional'	131,126	50,322
Vanguard Small-Cap Index Fund 'Institutional'	27,564	2,808

Total Mutual Funds (Cost $85,945)		107,012

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		488

Total Short-Term Instruments (Cost $488)		488

Total Investments in Securities (Cost $86,433)		107,500

	SHARES
INVESTMENTS IN AFFILIATES 58.3%
MUTUAL FUNDS (a) 55.3%
PIMCO Emerging Markets Local Currency and Bond Fund	2,403,418	13,868
PIMCO High Yield Fund	765,172	6,512
PIMCO Income Fund	3,672,096	41,568
PIMCO International Bond Fund (U.S. Dollar-Hedged)	744,047	7,664
PIMCO Long-Term Real Return Fund	2,141,271	14,154
PIMCO Long-Term U.S. Government Fund	3,028,756	14,598
PIMCO Real Return Fund	857,314	10,099
PIMCO Total Return Fund	3,644,568	34,915

Total Mutual Funds (Cost $153,932)		143,378

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	792,409	7,694

Total Short-Term Instruments (Cost $7,695)		7,694

Total Investments in Affiliates (Cost $161,627)		151,072

Total Investments 99.8% (Cost $248,060)		$258,572
Financial Derivative Instruments (c)(d) 0.2%(Cost or Premiums, net $1,309)		633
Other Assets and Liabilities, net 0.0%		128

Net Assets 100.0%		$259,333

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$488	U.S. Treasury Bills 0.000% due 08/04/2022	$(498)	$488	$488

Total Repurchase Agreements	$(498)	$488	$488

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	3,000.000	06/17/2022	45	$5	$325	$32
Put - CBOE S&P 500	3,100.000	09/16/2022	21	2	167	61
Put - CBOE S&P 500	3,425.000	09/16/2022	21	2	247	97
Put - CBOE S&P 500	3,175.000	12/16/2022	13	1	117	72
Put - CBOE S&P 500	3,525.000	12/16/2022	25	3	333	221
Put - CBOE S&P 500	3,050.000	03/17/2023	13	1	111	86
Put - CBOE S&P 500	3,375.000	03/17/2023	26	3	326	255

Total Purchased Options	$1,626	$824

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,600.000	09/16/2022	21	$2	$(85)	$(31)
Put - CBOE S&P 500	2,625.000	12/16/2022	25	3	(117)	(68)
Put - CBOE S&P 500	2,500.000	03/17/2023	26	3	(115)	(87)

Total Written Options	$(317)	$(186)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	FNRETR Index	129	0.631% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	$3,293	$0	$(2)	$0	$(2)
Receive	FNRETR Index	240	0.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/22/2023	6,127	0	(3)	0	(3)

Total Swap Agreements	$0	$(5)	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2022 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Mutual Funds	$107,012	$0	$0	$107,012
Short-Term Instruments
Repurchase Agreements	0	488	0	488

	$107,012	$488	$0	$107,500
Investments in Affiliates, at Value
Mutual Funds	143,378	0	0	143,378
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,694	0	0	7,694

	$151,072	$0	$0	$151,072

Total Investments	$258,084	$488	$0	$258,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$824	$0	$824

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(186)	0	(186)
Over the counter	0	(5)	0	(5)

	$0	$(191)	$0	$(191)

Total Financial Derivative Instruments	$0	$633	$0	$633

Totals	$258,084	$1,121	$0	$259,205

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values

Notes to Financial Statements (Cont.)

determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2022 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$66,503	$128,619	$(161,296)	$0	$0	$33,826	$2	$0
PIMCO RAE International Fund	68,669	261,368	(255,140)	0	0	74,897	3	0
PIMCO RAE US Fund	4,257	107,176	(108,220)	0	0	3,213	1	0
PIMCO RAE US Small Fund	11,264	35,390	(37,832)	0	0	8,822	1	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	7,978	23,539	(30,436)	0	0	1,081	0	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	1,186	6,085	(5,024)	0	0	2,247	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	209	2,592	(2,734)	0	0	67	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Notes to Financial Statements (Cont.)

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2022 (amounts in thousands†):

PIMCO RAE Global Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$38,485	$5,772	$(4,857)	$633	$(6,302)	$33,731	$3,012	$0
PIMCO RAE International Fund	119,232	28,070	(13,004)	407	(30,161)	104,544	12,994	12,328
PIMCO RAE US Fund	134,512	13,466	(17,036)	1,911	(5,395)	127,458	2,540	10,060
Totals	$292,229	$47,308	$(34,897)	$2,951	$(41,858)	$265,733	$18,546	$22,388

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$22,403	$4,105	$(739)	$(43)	$(3,533)	$22,193	$1,871	$0
PIMCO RAE International Fund	69,363	20,147	(2,079)	(383)	(18,246)	68,802	8,062	7,649
Totals	$91,766	$24,252	$(2,818)	$(426)	$(21,779)	$90,995	$9,933	$7,649

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2022 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$10,730	$4,871	$(595)	$(61)	$(1,388)	$13,557	$384	$0
PIMCO High Yield Fund	3,997	2,409	0	0	(306)	6,100	147	0
PIMCO Income Fund	29,397	9,682	(4,204)	(137)	(1,982)	32,756	930	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,624	3,503	0	0	(200)	5,927	35	0
PIMCO Long-Term Real Return Fund	17,985	4,494	(4,504)	(658)	(1,868)	15,449	1,579	895
PIMCO Long-Term U.S. Government Fund	20,064	4,006	(2,882)	(500)	(1,970)	18,718	263	919
PIMCO Real Return Fund	9,592	2,882	(4,027)	(62)	(292)	8,093	426	0
PIMCO Short-Term Floating NAV Portfolio III	13,424	38,157	(39,800)	(130)	(17)	11,634	157	0
PIMCO Total Return Fund	22,955	8,167	(2,478)	(98)	(1,957)	26,589	443	0
Totals	$130,768	$78,171	$(58,490)	$(1,646)	$(9,980)	$138,823	$4,364	$1,814

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,793	$5,873	$(499)	$(43)	$(1,320)	$13,804	$365	$0
PIMCO High Yield Fund	3,713	2,089	0	0	(283)	5,519	136	0
PIMCO Income Fund	22,006	8,253	(4,694)	(164)	(1,422)	23,979	705	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,725	2,431	0	0	(136)	4,020	23	0
PIMCO Long-Term Real Return Fund	14,107	5,965	(2,061)	(356)	(1,928)	15,727	1,290	712
PIMCO Long-Term U.S. Government Fund	25,532	7,801	(7,792)	(676)	(2,522)	22,343	338	1,187
PIMCO Real Return Fund	6,197	2,066	(1,922)	(36)	(219)	6,086	287	0
PIMCO Short-Term Floating NAV Portfolio III	12,788	45,092	(42,800)	(159)	(21)	14,900	192	0
PIMCO Total Return Fund	15,197	6,129	(1,519)	(55)	(1,337)	18,415	299	0
Totals	$111,058	$85,699	$(61,287)	$(1,489)	$(9,188)	$124,793	$3,635	$1,899

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$6,937	$5,336	$(342)	$(33)	$(1,009)	$10,889	$269	$0
PIMCO High Yield Fund	1,729	1,851	0	0	(156)	3,424	70	0
PIMCO Income Fund	13,351	6,080	(3,688)	(158)	(862)	14,723	438	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	890	1,575	0	0	(79)	2,386	14	0
PIMCO Long-Term Real Return Fund	7,422	4,267	(554)	(108)	(1,143)	9,884	707	387
PIMCO Long-Term U.S. Government Fund	16,939	7,304	(7,142)	(402)	(1,820)	14,879	236	805
PIMCO Real Return Fund	3,555	1,346	(767)	(17)	(129)	3,988	167	0
PIMCO Short-Term Floating NAV Portfolio III	11,772	37,274	(35,400)	(125)	(40)	13,481	173	0
PIMCO Total Return Fund	8,582	3,885	(381)	(16)	(799)	11,271	173	0
Totals	$71,177	$68,918	$(48,274)	$(859)	$(6,037)	$84,925	$2,247	$1,192

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$5,084	$5,136	$0	$0	$(760)	$9,460	$200	$0
PIMCO High Yield Fund	0	1,585	0	0	(20)	1,565	6	0
PIMCO Income Fund	9,834	4,240	(3,753)	(162)	(579)	9,580	319	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	709	1,045	0	0	(55)	1,699	10	0
PIMCO Long-Term Real Return Fund	5,860	2,689	(427)	2	(956)	7,168	545	301
PIMCO Long-Term U.S. Government Fund	13,710	5,843	(7,049)	(294)	(1,421)	10,789	185	648

Notes to Financial Statements (Cont.)

PIMCO Real Return Fund	2,767	929	(591)	(14)	(100)	2,991	130	0
PIMCO Short-Term Floating NAV Portfolio III	10,505	31,178	(26,000)	(131)	(35)	15,517	178	0
PIMCO Total Return Fund	6,860	2,346	(749)	(29)	(572)	7,856	134	0
Totals	$55,329	$54,991	$(38,569)	$(628)	$(4,498)	$66,625	$1,707	$949

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,972	$4,331	$0	$0	$(318)	$5,985	$84	$0
PIMCO High Yield Fund	0	305	0	0	(4)	301	1	0
PIMCO Income Fund	5,215	2,226	(2,233)	(92)	(300)	4,816	170	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	475	623	0	0	(39)	1,059	7	0
PIMCO Long-Term Real Return Fund	4,045	1,637	(439)	(19)	(629)	4,595	374	208
PIMCO Long-Term U.S. Government Fund	9,457	3,218	(4,595)	(211)	(952)	6,917	128	444
PIMCO Real Return Fund	1,891	416	(534)	(11)	(66)	1,696	88	0
PIMCO Short-Term Floating NAV Portfolio III	10,743	30,886	(30,300)	(166)	(9)	11,154	187	0
PIMCO Total Return Fund	4,732	1,445	(1,316)	(47)	(333)	4,481	91	0
Totals	$38,530	$45,087	$(39,417)	$(546)	$(2,650)	$41,004	$1,130	$652

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$879	$3,199	$0	$0	$(137)	$3,941	$40	$0
PIMCO Income Fund	3,390	1,150	(1,423)	(67)	(182)	2,868	110	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	357	643	0	0	(32)	968	5	0
PIMCO Long-Term Real Return Fund	4,195	1,022	(1,439)	(114)	(501)	3,163	385	224
PIMCO Long-Term U.S. Government Fund	5,618	2,278	(2,361)	(120)	(648)	4,767	79	272
PIMCO Real Return Fund	1,323	406	(537)	(7)	(50)	1,135	64	0
PIMCO Short-Term Floating NAV Portfolio III	11,908	27,179	(27,800)	(107)	(61)	11,119	180	0
PIMCO Total Return Fund	3,462	927	(1,259)	(53)	(216)	2,861	66	0
Totals	$31,132	$36,804	$(34,819)	$(468)	$(1,827)	$30,822	$929	$496

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$391	$1,906	$0	$0	$(59)	$2,238	$19	$0
PIMCO Income Fund	1,688	547	(650)	(33)	(92)	1,460	55	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	219	421	0	0	(18)	622	3	0
PIMCO Long-Term Real Return Fund	3,134	1,024	(1,943)	(161)	(293)	1,761	291	173
PIMCO Long-Term U.S. Government Fund	1,686	1,392	(120)	(3)	(298)	2,657	26	86
PIMCO Real Return Fund	677	204	(235)	(6)	(24)	616	32	0
PIMCO Short-Term Floating NAV Portfolio III	6,093	25,611	(24,700)	(102)	(2)	6,900	112	0
PIMCO Total Return Fund	1,692	669	(707)	(28)	(110)	1,516	34	0
Totals	$15,580	$31,774	$(28,355)	$(333)	$(896)	$17,770	$572	$259

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$32	$263	$0	$0	$(6)	$289	$2	$0
PIMCO Income Fund	152	122	(69)	(3)	(10)	192	6	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	16	70	0	0	(2)	84	0	0
PIMCO Long-Term Real Return Fund	305	229	(256)	(23)	(30)	225	32	19
PIMCO Long-Term U.S. Government Fund	128	243	0	0	(31)	340	2	8
PIMCO Real Return Fund	58	56	(26)	(1)	(2)	85	3	0
PIMCO Short-Term Floating NAV Portfolio III	501	5,111	(4,700)	(11)	0	901	11	0
PIMCO Total Return Fund	153	122	(69)	(3)	(12)	191	4	0
Totals	$1,345	$6,216	$(5,120)	$(41)	$(93)	$2,307	$60	$27

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$12,513	$3,354	$(335)	$(40)	$(1,624)	$13,868	$447	$0
PIMCO High Yield Fund	4,562	2,291	0	0	(341)	6,512	166	0
PIMCO Income Fund	40,290	6,654	(2,658)	(58)	(2,660)	41,568	1,247	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,964	3,980	0	0	(280)	7,664	51	0
PIMCO Long-Term Real Return Fund	16,096	3,975	(3,599)	(327)	(1,991)	14,154	1,410	795
PIMCO Long-Term U.S. Government Fund	13,176	4,106	(865)	(214)	(1,605)	14,598	179	602
PIMCO Real Return Fund	14,244	1,636	(5,311)	(65)	(405)	10,099	613	0
PIMCO Short-Term Floating NAV Portfolio III	9,477	37,754	(39,400)	(131)	(6)	7,694	154	0
PIMCO Total Return Fund	34,243	5,250	(1,782)	(71)	(2,725)	34,915	641	0
Totals	$148,565	$69,000	$(53,950)	$(906)	$(11,637)	$151,072	$4,908	$1,397

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

Notes to Financial Statements (Cont.)

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2022 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,231	$66,839	$(63,795)	$(35)	$0	$4,240	$39	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	NGF	Nomura Global Financial Products, Inc.
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ASX	Australian Securities Exchange	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor's 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	FNRETR	FTSE Nareit Equity REITs Total Return Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate

Other Abbreviations:
ADR	American Depositary Receipt	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind